Schwab Funds®
Schwab® Target 2070 Fund	SWRRX
STATEMENT OF ADDITIONAL INFORMATION
February 23, 2026
The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund’s prospectus dated February 23, 2026 (as amended from time to time).
The fund’s audited financial statements, as they become available, will contain important information about the fund.
For a free copy of any of these documents, to request other information, or ask questions about the funds, call 1-877-824-5615. For TDD service, call 1-800-345-2550. In addition, you may visit www.schwabassetmanagement.com/prospectus for a free copy of these documents.
The fund is a series of Schwab Capital Trust (the Trust). The fund is part of the Schwab complex of funds (Schwab Funds). Charles Schwab Investment Management, Inc., dba Schwab Asset Management®, is the investment adviser to the fund (investment adviser).
REG129662-01

INVESTMENT OBJECTIVES
The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Change of Investment Objective
The investment objective for each fund may be changed only by vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of the fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund. There is no guarantee that a fund will achieve its investment objective.
INVESTMENT STRATEGIES
The fund seeks to achieve its investment objective by investing primarily in a combination of other affiliated Schwab mutual funds. The fund may also invest in affiliated Schwab ETFs and unaffiliated third party mutual funds and ETFs. The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. For the fund, the target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target retirement date. At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 54.0% fixed-income securities and 2.0% cash and cash equivalents (including money market funds). The fund Fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. These investments and the risks normally associated with these investments are discussed below.
Mutual Funds (open-end mutual funds) are registered investment companies that issue and redeem their shares on a continuous basis. Closed-End Funds are registered investment companies that offer a fixed number of shares and are usually listed on an exchange. These funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in various types of securities, such as stocks, bonds and money market securities. These funds also make various investments and use certain techniques to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in these funds generally reflect the risks of the securities in which these funds invest and the investment techniques they may employ. Also, these funds charge fees and incur operating expenses.
Equity Funds typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Equity funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Some equity funds invest exclusively in equity securities and may focus on a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus on a specific industry or group of industries. The greater the fund’s investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of a portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of a portfolio. The underlying equity fund(s) that the fund may currently invest in are listed in the fund’s prospectus. An equity fund’s other investments and use of investment techniques also will affect its performance and portfolio value.
Small-Cap Equity Funds typically seek capital growth and invest primarily in equity securities of companies with smaller market capitalizations. Small-cap equity funds generally make similar types of investments and employ similar types of techniques as other equity funds, except that they focus on stocks issued by companies at the lower end of the total capitalization of the U.S. stock market. These stocks tend to be more volatile than stocks of companies of larger capitalized companies. Small-cap equity funds, therefore, tend to be more volatile than equity funds that invest in mid- or large-cap stocks, and are normally recommended for long-term investors. The underlying small-cap equity fund(s) that the fund may currently invest in is listed in the fund’s prospectus. For a more detailed discussion of the risks of small-cap stocks, please refer to “Equity Securities” later in the document.
International Equity Funds typically seek capital growth and invest primarily in equity securities of foreign issuers. Global equity funds invest primarily in equity securities of both domestic and foreign issuers. International and global equity funds generally make similar types of investments and employ similar types of investment techniques as other equity funds, except they focus on stocks of foreign issuers. Some international and global equity funds invest exclusively in foreign securities. Some of these funds may invest in securities of issuers located in emerging or developing securities markets. These funds have greater exposure to the risks associated with international investing. International and global equity funds also may invest in foreign currencies and depositary receipts and enter into futures and options contracts on foreign currencies and forward foreign currency exchange contracts. The underlying international equity fund(s) that the fund may currently invest in is listed in the fund’s prospectus. For a more detailed discussion of the risks of international stocks, please refer to “Foreign Securities” later in the document.

Fixed-Income Funds typically seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Fixed-income funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Fixed-income funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the prices of debt securities generally rise, which may affect the values of fixed-income funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A fixed-income fund holding these securities would be forced to invest the principal received from the issuer in lower yielding debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a fixed-income fund if the value of its securities are depreciated as a result of the higher market interest rates. In addition, when interest rates rise, bond prices fall as a general rule. This means that the value of an investor’s shares in a fixed-income fund could decline in response to a rise in interest rates. Fixed-income funds also are subject to the risk that the issuers of the securities in their portfolios will not make timely interest and/or principal payments or fail to make them at all. The underlying bond fund(s) that the fund may currently invest in is listed in the fund’s prospectus. For a more detailed discussion of the risks of bonds, please refer to “Debt Securities” later in the document.
Money Market Funds typically seek current income by investing in money market securities. Certain money market funds seek a stable share price of $1.00, while others have a share price that fluctuates. Money market securities include commercial paper and short-term U.S. government securities, certificates of deposit, banker’s acceptances and repurchase agreements. Some money market securities may be illiquid or restricted securities or purchased on a delayed-delivery or when-issued basis. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances. The underlying money market fund(s) that the fund may currently invest in is listed in each fund’s prospectus. For a more detailed discussion of the risks of money market securities, please refer to “Money Market Securities” later in the document.
ETFs are investment companies that typically are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end funds or unit investment trusts (UITs). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. Shares of an ETF may be bought and sold throughout the day at market prices, which may be higher or lower than the shares’ net asset value (NAV). Market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to various factors including changes in the ETF’s NAV, the value of ETF holdings, and supply of and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to their NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as Authorized Participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) their NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of securities, they are subject to the same market fluctuations as these types of securities in volatile market swings. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges.
INVESTMENTS, SECURITIES AND RISKS
The different types of investments that the underlying funds typically may invest in, the investment techniques they may use and the risks normally associated with these investments are also discussed below. The following investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the fund’s acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances does not require the fund to sell an investment if it could not then make the same investment. Not all investment securities or techniques discussed below are eligible investments for the fund.
From time to time the fund may hold certain securities not otherwise discussed in this SAI as a permissible investment for the fund. To the extent an investment becomes part of the fund’s principal or non-principal investment strategy, the fund will take the necessary steps to identify them as permissible investments. In addition, the fund may receive (i.e., not actively invest) such securities as a result of a corporate action, such as securities dividends, spin-offs or rights issues. In such cases, the fund will not actively add to its position and generally will dispose of the securities as soon as reasonably practicable.
The fund may also invest in securities other than shares of underlying funds, such as stocks, bonds, ETFs and money market securities, and engage in certain investment techniques, which are outlined below. For purposes of the descriptions below, references to “the fund” may include each underlying fund as well as the fund. Not all securities or techniques discussed below are eligible investments for the fund.
Borrowing — The fund may borrow for temporary or emergency purposes; for example, the fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. The fund’s borrowings will be subject to interest costs. Borrowing can also involve leveraging when securities are purchased with the borrowed money. Leveraging creates interest expenses that can exceed the income from the assets purchased with the borrowed money. In addition, leveraging may magnify changes in the NAV of the fund’s shares and in its portfolio yield. The fund is required to comply with the asset coverage requirements of the 1940 Act, when it engages in borrowing activities. If assets used to secure a borrowing decrease in value, the fund may be required to pledge additional collateral to avoid liquidation of those assets.
The fund may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the fund within 60 days and is not extended or renewed. The fund may use the lines to meet large or unexpected redemptions that would otherwise force the fund to liquidate securities under circumstances which are unfavorable to the fund’s remaining shareholders. The fund will pay fees to the banks for using its lines.
Build America Bonds are taxable municipal bonds with federal subsidies for a portion of the issuer’s borrowing costs. Build America Bonds were issued through the Build America Bond program, which was created as part of the American Recovery and Reinvestment Act of 2009 (the Act). The objective of the program was to reduce the borrowing costs of state and local governments. Because the Act was not extended beyond its expiration date on December 31, 2010, tax subsidies do not apply to Build America Bonds issued following such date (if any). However, Build America Bonds outstanding and issued before such date remain eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds.
If the fund holds Build America Bonds, the fund may be eligible to receive a federal income tax credit; however, the issuer of a Build America Bond may instead elect to receive a cash payment directly from the federal government in lieu of holders such as the fund receiving a tax credit. The interest on Build America Bonds is taxable for federal income tax purposes and will be distributed to shareholders as taxable ordinary income. For any tax credit Build America Bond held by the fund, the fund may elect to pass through to its shareholders any tax credits from those bonds that otherwise would be allowed to the fund. These tax credits can generally be used to offset U.S. federal income taxes and the federal alternative minimum tax, but such credits are generally not refundable. Any unused credits may be carried forward to succeeding taxable years.
Concentration means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry’s securities. Certain underlying funds may concentrate their investments in a particular industry or group of industries.
Cyber Security Risk — As the use of technology, including cloud-based technology, and the frequency of cyber attacks in the market has become more prevalent, the fund is potentially more susceptible to operational and information security risks resulting from breaches in cybersecurity that may lead to financial losses. A breach in cybersecurity refers to both intentional and unintentional events that may, among other things, cause the fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, or otherwise disrupt normal business operations. This in turn could adversely affect the fund and its shareholders by, among other things, interfering with the processing of shareholder transactions; impeding the fund’s ability to calculate its NAV; causing the release or misuse of confidential fund information or private shareholder information (which may violate privacy and other laws, including those related to identity theft). A cyber attack may cause financial losses by impeding trading, causing reputational damage, and subjecting the fund to regulatory penalties, fines, reimbursement or other compensation costs. Additional compliance costs could be associated with corrective measures and/or cybersecurity risk management. Cybersecurity breaches may involve unauthorized access to the fund’s digital information systems (e.g., through “hacking” or malicious software coding), and may come from multiple sources, including from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) or cyber extortion, including exfiltration of data held for ransom and/or “ransomware” attacks that render systems inoperable until ransom is paid, or insider actions (e.g., intentionally or unintentionally harmful acts of adviser personnel). In addition, cybersecurity breaches involving the fund’s third-party service providers (e.g., the fund’s custodian and transfer agent), trading counterparties or issuers in which the fund invests can also subject the fund to many of the same risks associated with direct cybersecurity breaches or extortion of data. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures or breaches may result in financial losses to the fund and its shareholders. For example, cybersecurity failures or breaches involving trading counterparties or issuers in which the fund invests could adversely impact such counterparties or issuers and cause the fund’s investment to lose value.
Although the investment adviser has business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in these plans and systems, including the possibility that certain risks have not been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the fund does not directly control the cybersecurity systems of issuers in which the fund may invest, trading counterparties or third-party service providers to the fund. Such entities have experienced cyber attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful. There is also a risk that cybersecurity breaches may not be detected. There can be no assurance that the fund will not suffer losses relating to cyber attacks on the fund, their service providers, trading counterparties or the issuers in which the fund invests.

Debt Securities are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically “IOUs,” but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed-, variable- or floating-rate of interest on the amount of money borrowed (the principal) until it is paid back upon maturity.
Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Conversely, when interest rates rise, the prices of debt securities generally fall. Debt securities may also experience price changes when interest rates are anticipated to change. Certain debt securities have call features that allow issuers to redeem their outstanding debts prior to final maturity. Depending on the call feature, an issuer may pre-pay its outstanding debts and issue new ones paying lower interest rates. This is known as prepayment risk and is more likely to occur in a falling interest rate environment. When borrowers pay off their debt securities sooner than expected, the fund would have to reinvest that money at the lower prevailing interest rate, which may reduce the returns of the fund. In a rising interest rate environment, prepayment on outstanding debt securities is less likely to occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term debt securities (all things being equal), but generally offer greater rates of interest. If an issuer redeems the debt securities prior to final maturity, the fund may have to replace these securities with lower yielding securities, which could result in a lower return.
A change in a central bank’s monetary policy or economic conditions may lead to a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of debt securities in which the fund invests. Some debt securities, such as bonds with longer durations, are more sensitive to interest rate changes than others and may experience an immediate and considerable reduction in value if interest rates rise. Longer duration securities tend to be more volatile than shorter duration securities. As the values of debt securities in the fund’s portfolio adjust to a rise in interest rates, the fund’s share price may fall. In the event that the fund holds a large portion of its portfolio in longer duration securities when interest rates increase, the share price of the fund may fall significantly.
Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- and/or high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or “junk bonds.” The market for these securities has historically been less liquid and more volatile than for investment-grade securities.
Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S. government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by the perceived credit quality of their issuer.
Depositary Receipts include American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), and are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.
Investments in the securities of foreign issuers may subject the fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments; withholding taxes on income, or possible imposition of withholding taxes on income; possible seizure, nationalization or expropriation of foreign deposits; possible establishment of exchange controls; or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Please see the section titled “Foreign Securities” for more detail.
Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.
Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.
Derivative Instruments are commonly defined to include instruments or contracts whose values depend on (or “derive” from) the value of one or more other assets such as securities, currencies, or commodities. These “other assets” are commonly referred to as “underlying assets.”
A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and applying these structures to a wide range of underlying assets. Risk management strategies include investment techniques designed to facilitate the sale of portfolio securities, manage the average duration of the portfolio or create or alter exposure to certain asset classes, such as equity, other debt or foreign securities.
In addition to the derivative instruments and strategies described in this SAI, the investment adviser expects to discover additional derivative instruments and other investment, hedging or risk management techniques. The investment adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with the fund’s investment objective and permitted by the fund’s investment limitations, operating policies and applicable regulatory authorities.
The fund or underlying fund’s derivative instruments can create (i) leverage risk, which generally refers to the risk that derivatives transactions can magnify the fund’s gains and losses, (ii) market risk, which generally refers to the risk from potential adverse market movements in relation to the fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts fund returns and the fund’s obligations and exposures, (iii) counterparty risk, which generally refers to the risk that a counterparty on a derivatives transaction may not be willing or able to perform its obligations under the derivatives contract, and the related risks of having concentrated exposure to such a counterparty, (iv) liquidity risk, which generally refers to the risk involving the liquidity demands that derivatives transactions can create to make payments of margin, collateral, or settlement payments to counterparties, (v) operational risk, which generally refers to the risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error and (vi) legal risk, which generally refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a contract. Certain of these risks are described in more detail as they apply to specific derivative instruments in the following sub-sections of this SAI.
Forward Contracts are sales contracts between a buyer (holding the “long” position) and the seller (holding the “short” position) for an asset with delivery deferred to a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.
Futures Contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. The fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodity Futures Trading Commission (CFTC) licenses and regulates on foreign exchanges. Although positions are usually marked-to-market on a daily basis with an intermediary (executing broker), there remains a credit risk with the futures exchange.
The fund must maintain a small portion of its assets in cash to process shareholder transactions and to pay its expenses. To reduce the effect this otherwise uninvested cash would have on its performance, the fund may purchase futures contracts. Such transactions allow the fund’s cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. Also, the fund may purchase or sell futures contracts on a specified foreign currency to “fix” the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. The fund may enter into futures contracts for other reasons as well.
When buying or selling futures contracts, the fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as “initial margin” and must be in the form of liquid assets, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as “variation margin” may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as “marking-to-market.” The initial margin amount will be returned to the fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage.
While the fund may purchase and sell futures contracts to simulate full investment, there are risks associated with these transactions. Adverse market movements could cause the fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, the fund incurs transaction costs (e.g., brokerage fees) when engaging in futures trading. To the extent the fund also invests in futures to simulate full investment, these same risks apply.

When interest rates are rising or securities prices are falling, the fund may seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When interest rates are falling or prices are rising, the fund, through the purchase of futures contracts, may attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, the fund may sell futures contracts on a specified currency to protect against a decline in the value of that currency and its portfolio securities that are denominated in that currency. The fund may purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the fund has acquired or expects to acquire.
Futures contracts may require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time the fund seeks to close out a futures position. If the fund is unable to close out its position and prices move adversely, the fund would have to continue to make daily cash payments to maintain its margin requirements. If the fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, the fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. The fund seeks to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.
Options Contracts generally provide the right, but not the obligation, to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.
A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date or dates in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer’s losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset, in part, by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call.
A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. The purpose of writing such options is to generate additional income for the fund. However, in return for the option premium, the fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase. When the fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. If a put provider fails to honor its commitment upon the fund’s attempt to exercise the put, the fund may have to treat the security’s final maturity as its effective maturity. If that occurs, the security’s price may be negatively impacted, and its sensitivity to interest rate changes may be increased, possibly contributing to increased share price volatility for the fund. This also could lengthen the fund’s overall average effective maturity. Standby commitments are types of puts.
The fund may purchase and write put and call options on any securities in which it may invest or any securities index or basket of securities based on securities in which it may invest. In addition, the fund may purchase and sell foreign currency options and foreign currency futures contracts and related options. The fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as “closing purchase transactions.” The fund may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.
An exchange-traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although the fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If the fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.
Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (OCC) may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

Options trading involves additional risks because of the low margin deposits required and the extremely high degree of leverage that options trading may involve. There may be imperfect correlation between the change in market value of the securities held by the fund and the prices of the options, possible lack of a liquid secondary market, and the resulting inability to close such positions prior to their maturity dates.
The fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the fund, does not exceed 5% of its net assets.
Derivatives Regulatory Matters — In October 2020, the SEC adopted a rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that rescinded and withdrew the guidance of the SEC and its staff regarding asset segregation and cover transactions previously applicable to the fund’s use of such transactions. The rule requires the fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (VaR) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless the fund satisfies a “limited derivatives users” exception that is included in the rule. Under the rule, when the fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether the fund satisfies the limited derivatives users exception, but for funds subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the rule regarding the use of securities lending collateral that may limit the fund’s securities lending activities. In addition, under the rule, the fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the Delayed-Settlement Securities Provision). The fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the fund or underlying fund to use derivatives, and reverse repurchase agreements and similar financing transactions, when-issued, delayed delivery and forward commitment transactions, and unfunded commitment agreements as part of its investment strategies. These requirements may increase the cost of the fund’s investments and cost of doing business, which could adversely affect investors. The investment adviser cannot predict the effects of these regulations on the fund. The investment adviser seeks to manage the fund in a manner consistent with achieving the fund’s investment objectives, but there can be no assurance that it will be successful in doing so.
The CFTC regulates the trading of commodity interests, including certain futures contracts, options, and swaps in which the fund may invest. A fund that invests in commodity interests will generally be subject to certain CFTC regulatory requirements if it is considered a “commodity pool.” A notice of eligibility for exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act, as amended (CEA) has been filed, by the investment adviser, with respect to the fund’s operation. Therefore, the fund and its investment adviser are not subject to registration or regulation as a CPO under the CEA. If the fund’s investment adviser were no longer able to claim the exclusion, the fund’s investment adviser may be required to register as a CPO and the fund and its investment adviser would be subject to regulation as a CPO under the CEA. If the fund or its investment adviser is subject to CFTC regulation, it may incur additional expenses and/or may choose to make changes to its investment strategies.
Swap Agreements are contracts between two parties that generally involve an exchange of payment streams calculated in relation to a rate, index,instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). Theunderlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities are contracts between two parties that generally involve an exchange of payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.
Swap agreements can be structured to increase or decrease a fund’s exposure to long or short term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a fund’s exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if the fund agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease a fund’s exposure to longer-term interest rates. Swap agreements tend to increase or decrease the overall volatility of a fund’s investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from the fund, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from the fund, the fund must be prepared to make such payments when they are due. The fund could sustain losses if a counterparty does not perform as agreed under the terms of the swap. The fund will enter into swap agreements with counterparties deemed creditworthy by the investment adviser.
In addition, the funds may invest in swaptions, which are privately-negotiated option-based derivative products. Swaptions give the holder the right to enter into a swap. The fund may use a swaption in addition to or in lieu of a swap involving a similar rate or index.
Certain standardized swaps are subject to mandatory central clearing and exchange trading requirements. Unlike uncleared swaps, which are negotiated bilaterally and traded over-the-counter, cleared swaps must trade through a futures commission merchant and be cleared through a clearinghouse that serves as the central counterparty to the transaction. Funds post initial and variation margin for cleared swaps by making payments to their clearing member futures commission merchants. Depending on the size of the funds and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by the funds to support its obligations under a similar bilateral swap. However, the CFTC and other applicable regulators have adopted rules imposing certain margin requirements, including minimums, on uncleared swaps which, once effective, may result in the fund and its counterparties posting higher margin amounts for uncleared swaps. Any type of swap agreement poses a risk for the funds and may cause them to lose money.
For purposes of applying the funds’ investment policies and restrictions (as stated in the prospectus and this SAI) swap agreements are generally valued by the funds at market value. In the case of a credit default swap sold by the fund (i.e., where the fund is selling credit default protection), however, the fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Diversification involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a series of an open-end investment management company. The fund is a diversified mutual fund.
Emerging or Developing Markets exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. There are no strict definitions of what is emerging or developing versus what is considered developed and certain countries are considered emerging or developing in some indices yet developed in others.
The fund’s investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging market country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by the imposition of sanctions, trade barriers, confiscations, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures or retaliatory actions imposed or negotiated by the countries with which they trade. Countries with emerging or developing securities markets may additionally experience problems with share registration, settlement and custody, which may result in losses to the fund.
In addition to the risks of investing in emerging market country debt securities, the fund’s investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. The fund may have limited recourse in the event of default on such debt instruments.
Investing in China involves certain additional risks and considerations not typically associated with investing in other more established economies or securities markets. China based companies that incorporate in the People’s Republic of China (PRC) can issue different classes of shares depending on where they are listed and which investors are allowed to own them. These are referred to as Class A Shares, Class B shares, and Class H shares, which are all renminbi-denominated shares that trade in different currencies depending on what stock exchange they are listed on. Class H Shares trade on the Hong Kong Stock Exchange, are quoted and traded in Hong Kong dollars, and have no restrictions on who can trade them. Class B Shares trade on either the Shanghai or Shenzhen stock exchanges and can only be traded by non-residents of the PRC or residents with appropriate foreign currency dealing accounts. They trade in U.S. dollars on the Shanghai exchange and in Hong Kong dollars on the Shenzhen exchange. Class A Shares trade on either the Shanghai or Shenzhen exchanges and are quoted in renminbi. Class A Shares may only be traded by residents of the PRC, or under the Qualified Foreign Institutional Investor (QFII) rules, or through the Stock Connect programs (Shanghai-Hong Kong or Shenzhen-Hong Kong). Finally, China based companies that are controlled by PRC residents or PRC state entities and have a majority of their revenue or assets in the PRC may incorporate outside the PRC and trade on an exchange outside the PRC in the currency of the exchange. These are referred to as “Red Chip” (Hong Kong), “P Chip” (Hong Kong), “S Chip” (Singapore), or “N Shares” (United States). The multiplicity of share classes and various restrictions on ownership, in addition to the ability of Chinese regulatory authorities and Chinese issuers to suspend trading and their willingness to exercise this option in response to market volatility and other events, can significantly impact liquidity and volatility of the Chinese market and the markets for Chinese securities. In addition, to the extent that the fund invests in China A Shares, there may be legal restrictions imposed by the PRC on the repatriation of assets or proceeds from the sale of China A Shares. Further, there are quotas on the amount China A Shares available either to QFIIs or through the Stock Connect programs. These quotas are applicable to the entire market, not to a specific fund, but they impact the ability of the fund to implement its investment strategy.
The fund may invest a portion of its assets in certain operating companies in China through legal structures known as variable interest entities (VIEs). In China, ownership of companies in certain sectors by non-Chinese individuals and entities (including U.S. persons and entities, such as the fund) is prohibited. To facilitate indirect foreign investment in these businesses, many Chinese companies have created VIE structures. In such an arrangement, a China-based operating company typically establishes a shell entity in another jurisdiction, such as the Cayman Islands. The shell company enters into service and other contracts with the China-based operating company, and then issues shares on an exchange (such as the New York Stock Exchange or the Hong Kong Stock Exchange). Non-Chinese investors hold stock in the shell entity rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based operating company through contractual means rather than through formal equity ownership. The contractual arrangements also permit the VIE to consolidate the China-based operating company into its financial statements.
Although VIE structures are a longstanding industry practice and well known to officials and regulators in China, VIE structures are not formally recognized under Chinese law nor have they been tested in court and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. As a result, investors face the risk that future actions by the Chinese government, at any time and without advance notice, could significantly affect the China-based operating company’s financial performance and the enforceability of the VIE structure’s contractual arrangements. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to this structure will be adopted (in each case either generally or with respect to specific industries, sectors or companies) and, if adopted, what impact they would have on the interests of shareholders in the VIE structure. Under extreme circumstances, China could prohibit the existence of VIE structures or limit a VIE structure’s ability to pass through economic and governance rights to non-Chinese individuals and entities or otherwise determine that the contractual arrangements as part of the VIE structure are unenforceable or contravene applicable law or regulations. If the Chinese government takes these or similar actions affecting VIE structures, the market value of the fund’s associated portfolio holdings in VIE structures would likely suffer significant, detrimental, and possibly permanent negative effects, which could result in substantial investment losses to the fund (i.e., such investments could become worthless) with no recourse available.
In addition, Chinese companies, including China-based operating companies listed on U.S. exchanges through a VIE structure, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies based in more developed countries. As a result, information about the Chinese securities and securities in the VIE structure in which the fund invests may be less reliable or complete than investments in other securities. Foreign companies listed on U.S. exchanges, including China-based operating companies that utilize a VIE structure, also could face delisting or other ramifications for failure to meet the requirements of the SEC, the Public Company Accounting Oversight Board or other U.S. regulators. Delisting would significantly decrease the liquidity and value of the securities, decrease the ability of the fund to transact in such securities and may increase the transaction costs of the fund if the fund is required to seek other markets in which to transact in those securities.
Investments involving a VIE structure may also pose additional risks because such investments are made through a company whose interests in the underlying China-based operating company are established through contract rather than through equity ownership. For example, in the event of a dispute, the contractual claims with respect to the China-based operating company may be deemed unenforceable in the PRC, thus limiting (or eliminating) the remedies and rights available to the VIE and its investors. Such legal uncertainty may also be exploited against the interests of the investors in the VIE structure. Further, the interests of the direct equity owners of the China-based operating company may conflict with the interests of the investors in the VIE structure, and the fiduciary duties of the officers and directors of the China-based operating company may differ from, or conflict with, the fiduciary duties of the officers and directors of the shell entity in which the fund invests.
The Chinese government has historically exercised substantial control over the Chinese economy and China-based operating companies, such as through administrative regulation, state ownership and/or other forms of involvement. Actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China and operations of certain China-based operating companies. In addition, the Chinese government has actively intervened in Chinese companies’ operations and structures and taken (and may continue to take) actions that impact such companies’ structures and operations. Also, such governmental action may include ownership or control directly or indirectly by the central, provincial or municipal governments of the People’s Republic of China or by the People’s Liberation Army (the military arm of the Chinese Communist Party) and, thus, the fund’s investments in Chinese companies are subject to increased risks of political changes, social instability and/or regulatory developments. In general, investments in China involve risk of a total loss due to government action or inaction or other adverse circumstances.
There is the potential of increased tariffs and restrictions on trade between the United States and the PRC. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on PRC companies and a commensurately negative impact on a fund. In addition, the U.S. and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries, including China. See “Market Disruptions Risk” and “Foreign Securities” risk.

Equity Securities represent ownership interests in a company, and are commonly called “stocks.” Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company’s financial condition, market conditions and political, economic or even company-specific news. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.
Types of equity securities include common stocks, preferred stocks, convertible securities, rights and warrants, ADRs, GDRs, EDRs, interests in real estate investment trusts and business development companies (for more information on real estate investment trusts (REITs), see the section titled “Real Estate Investment Trusts”).
Common Stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation’s directors and any other matters submitted to the corporation’s shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer’s earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners.
Common stocks are typically categorized by their market capitalization as large-, mid- or small-cap. Small-cap stocks include common stocks issued by operating companies with market capitalizations that place them at the lower end of the stock market, as well as the stocks of companies that are determined to be small based on several factors, including the capitalization of the company and the amount of revenues. Historically, small-cap company stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.
These factors and others may cause sharp changes in the value of a small-cap company’s stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks, and the fund’s positions in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of the fund’s investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a fund that invests in small-cap stocks may change sharply during the short term and long term.
Mid-cap stocks include common stocks issued by operating companies with market capitalizations that place them between the upper and lower end of the stock market, as well as the stocks of companies that are determined to be mid-sized based on several factors, including the capitalization of the company and the amount of revenues. REITs and other real estate companies may be small- to medium-sized companies in relation to the equity markets as a whole. Historically, mid-cap stocks have been riskier than large-cap stocks. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of mid-sized companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. During a period when mid-cap stocks fall behind other types of investments – large-cap stocks, for instance – the fund’s mid-cap holdings could reduce performance.
Preferred Stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation’s assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, the fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.
Convertible Securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable.
Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. Convertible securities are also rated below investment grade (high yield) or are not rated, and are subject to credit risk.

Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and the fund’s ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.
Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a conversion feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer’s common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.
Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because its conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.
Initial Public Offering (IPO) — The fund may purchase shares issued as part of, or a short period after, a company’s IPO, and may at times dispose of those shares shortly after their acquisition. The fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.
Master Limited Partnerships (MLPs) are limited partnerships in which the common units are publicly traded. MLP common units are freely traded on a securities exchange or in the over-the-counter market and are generally registered with the SEC. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. MLPs generally have two classes of owners, the general partner and limited partners. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role, if any, in the partnership’s operations and management.
MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (minimum quarterly distributions). Common and general partner interests also accrue arrearages in distributions to the extent the minimum quarterly distribution is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the minimum quarterly distribution; however, subordinated units do not accrue arrearages. Distributable cash in excess of the minimum quarterly distribution paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions are intended to encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results are intended to benefit all security holders of the MLP, however, such incentive distribution payments give rise to potential conflicts of interest between the common unit holders and the general partner.
MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges or over-the-counter, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. The fund may purchase common units in market transactions as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common units along with general partner units have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.
MLP subordinated units are typically issued by MLPs to their original sponsors, such as their founders, corporate general partners of MLPs, entities that sell assets to the MLP, and investors. Subordinated units may be purchased directly from these persons as well as newly-issued subordinated units from MLPs themselves. Subordinated units have similar voting rights as common units and are generally not publicly traded. Once the minimum quarterly distribution on the common units, including any arrearages, has been paid, subordinated units receive cash distributions up to the minimum quarterly distribution prior to any incentive payments to the MLP’s general partner. Unlike common units, subordinated units do not have arrearage rights. In the event of liquidation, common units and general partner interests have priority over subordinated units. Subordinated units are typically converted into common units on a one-to-one basis after certain time periods and/or performance targets have been satisfied. The purchase or sale price of subordinated units is generally tied to the common unit price less a discount. The size of the discount varies depending on the likelihood of conversion, the length of time remaining to conversion, the size of the block purchased relative to trading volumes, and other factors, including smaller capitalization partnerships or companies potentially having limited product lines, markets or financial resources, lacking management depth or experience, and being more vulnerable to adverse general market or economic development than larger more established companies.
General partner interests of MLPs are typically retained by an MLP’s original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP’s aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights, which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.
Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
Certain MLPs are dependent on their parent companies or sponsors for a majority of their revenues. Any failure by an MLP’s parents or sponsors to satisfy their payments or obligations would impact the MLP’s revenues and cash flows and ability to make distributions.
Real Estate Investment Trusts (REITs) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITs may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (Internal Revenue Code). To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.
Like any investment in real estate, a REIT’s performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties. Additionally, declines in the market value of a REIT may reflect not only depressed real estate prices, but may also reflect the degree of leverage utilized by the REIT.
In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.
Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than – and at times will perform differently from – large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the fund, a shareholder will bear indirectly a proportionate share of the REIT’s expenses in addition to their proportionate share of the fund’s expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act and CFTC regulations.
Rights and Warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Stock Substitution Strategy is a strategy, whereby certain underlying index funds may, in certain circumstances, substitute a similar stock for a security in their indexes.
Business Development Companies (BDCs) are closed-end investment companies that have elected to be BDCs under the 1940 Act and are taxed as regulated investment companies (RICs) under the Internal Revenue Code. BDCs operate as venture capital companies and typically invest in, lend capital to, and provide significant managerial assistance to developing private companies or thinly-traded public companies. Under the 1940 Act, BDCs are required to invest at least 70% of their total assets primarily in securities of privately-held U.S. companies or thinly-traded U.S. public companies, cash, cash equivalents, U.S. government securities and high-quality debt investments that mature in one year or less. In addition, a BDC may only incur indebtedness in amounts such that the BDC’s coverage ratio of total assets to total senior securities equals 150% or 200%, as applicable.
BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below investment grade quality (junk bonds). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that investors may not be able to make a fully informed evaluation of the BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s NAV (for more information on BDCs, see the section titled “Securities of Other Investment Companies”).
Foreign Currency Transactions — The fund may invest in foreign currency-denominated securities, purchase and sell foreign currency options and foreign currency futures contracts and related options and engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (forwards) with terms generally of less than one year. The fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities.
The fund may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, the fund may engage in forward foreign currency exchange contracts in order to secure exchange rates for fund securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.
The fund may engage in forward foreign currency exchange options and contracts to protect the value of specific portfolio positions, which is called “position hedging.” When engaging in position hedging, the fund may enter into forward foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities that the fund expects to purchase).
Buying and selling foreign currency exchange options and contracts involves costs and may result in losses. The ability of the fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to declines in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for the fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the fund’s holdings of securities denominated in a particular currency and forward contracts into which the fund enters. Such imperfect correlation may cause the fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. The fund’s transactions in foreign currency exchange contracts may cause a portion of the fund’s distributions to constitute returns of capital for tax purposes. To the extent a foreign currency transaction involves a derivative instrument, the risks discussed under “Derivative Instruments,” above, also will apply.
Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.
Forwards will be used primarily to adjust the foreign exchange exposure of the fund and the fund might be expected to enter into such contracts under the following circumstances:
Lock In — When the investment adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Cross Hedge — If a particular currency is expected to decrease against another currency, the fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the fund’s portfolio holdings denominated in the currency sold.
Direct Hedge — If the investment adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the investment adviser thinks that the fund can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, the fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but the fund would benefit from an increase in value of the bond.
Proxy Hedge — The investment adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, the fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
Costs of Hedging — When the fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar. It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in the fund’s NAV per share.
Tax Consequences of Hedging — Under applicable tax law, the fund may be required to limit its gains from hedging in foreign currency forwards, futures, and options. Although the fund is expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the fund and could affect whether dividends paid by the fund are classified as capital gains or ordinary income.
Foreign Securities — Investments in foreign securities involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. The fund’s investments in foreign securities may include securities of issuers domiciled in a foreign jurisdiction but which are listed on a U.S. exchange and included in the fund’s index, as well as securities generally available in foreign markets. Foreign securities in which the fund may invest include those issued by foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, a compromise in public health and safety, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, currency blockage, the imposition of sanctions and other similar measures, change of government or war could affect the value of foreign investments. Additionally, a country could experience a public health threat such as an infectious illness which could reduce consumer demand or economic output and/or result in market closures, travel restrictions or quarantines, all of which could affect the value of that country’s securities and impact global markets. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. Bankruptcy laws in some foreign countries are sometimes biased to the borrowers and against the creditors. These factors and others may increase the risks with respect to the liquidity of the fund, and its ability to meet a large number of shareholder redemption requests.
In addition, the fund’s investments in foreign securities may be subject to economic sanctions or other government restrictions. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent the fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact the fund’s liquidity and performance. Unilateral actions by a foreign government may also impact a fund’s ability to operate in full conformity with required U.S. regulations. As a result, such restrictions may limit the fund’s ability to meet a large number of shareholder redemption requests.
Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to the fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for the fund.
Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, the fund may hold cash investments in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause the fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the fund.
During the 2008-2009 global financial crisis, financial markets in Europe experienced significant volatility due, in part, to concerns about rising levels of government debt and the prevalence of increased budget deficits. As a result, many economies in the region suffered through prolonged economic downturns. Due to the economic integration of the region, another economic downturn in one European country may have a negative impact on the economies of other European countries.
As the fund may hold investments in issuers that are located in Europe or that depend on revenues generated from operations in Europe, any material negative developments in Europe could have a negative impact on the value and liquidity of these investments, which could harm the fund’s performance.
Foreign Institutions  involve additional risks. The fund may invest in U.S. dollar-denominated securities issued by foreign institutions or securities that are subject to credit or liquidity enhancements provided by foreign institutions. Foreign institutions may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements that are comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have effects on the value of securities issued or supported by foreign institutions. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of these securities. In addition, there may be difficulties in obtaining or enforcing judgments against foreign institutions that issue or support securities in which the fund may invest. These factors and others may increase the risks with respect to the liquidity of the fund, and its ability to meet a large number of shareholder redemption requests.
High-Yield Securities, also called lower quality bonds (junk bonds), are frequently issued by companies without long track records of sales and earnings, or by those of questionable credit strength, and are more speculative and volatile (though typically higher yielding) than investment grade bonds. Adverse economic developments could disrupt the market for high-yield securities, and severely affect the ability of issuers, especially highly-leveraged issuers, to service their debt obligations or to repay their obligations upon maturity.
Also, the secondary market for high-yield securities at times may not be as liquid as the secondary market for higher-quality debt securities. As a result, the investment adviser could find it difficult to sell these securities or experience difficulty in valuing certain high-yield securities at certain times. Prices realized upon the sale of such lower rated securities, under these circumstances, may be less than the prices at which the fund purchased them.
Thus, high-yield securities are more likely to react to developments affecting interest rates and market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. When economic conditions appear to be deteriorating, medium- to lower-quality debt securities may decline in value more than higher-quality debt securities due to heightened concern over credit quality, regardless of prevailing interest rates. Prices for high-yield securities also could be affected by legislative and regulatory developments. These laws could adversely affect the fund’s NAV and investment practices, the secondary market value for high-yield securities, the financial condition of issuers of these securities and the value of outstanding high-yield securities.
Hybrid Instruments are a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a benchmark). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the fund. The fund will not invest more than 5% of its total assets in hybrid instruments.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Illiquid Securities or Investments means any investment that the fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity of the fund’s investments is monitored under the supervision and direction of the Board of Trustees (the Board) and is governed by the 1940 Act and rules promulgated thereunder, which provide that a fund may not acquire any illiquid investments if, immediately after the acquisition, the fund would have invested more than 15% of the fund’s net assets in illiquid investments. Investments currently not considered liquid include, among others, repurchase agreements not maturing within seven days that are not subject to a demand feature of seven days or less and certain restricted securities. Any investment may become illiquid at times of market dislocation.
Indexing Strategies involve tracking the securities represented in, and therefore the performance of, an index. An underlying index fund normally will invest primarily in the securities of its index. Moreover, the underlying index fund seeks to invest so that its portfolio performs similarly to that of its index. Correlation for an underlying index fund is calculated using daily returns, according to a mathematical formula which measures correlation between the fund’s portfolio and index returns. An underlying index fund may rebalance its holdings in order to track its index more closely. A perfect correlation of 1.0 is unlikely as the fund incurs operating and trading expenses unlike its index.
There can be no guarantee that the performance of an underlying index fund will achieve a high degree of correlation with that of its index. A number of factors may affect an underlying index fund’s ability to achieve a high correlation with its index, including the degree to which the fund utilizes a sampling technique. The correlation between the performance of an underlying index fund and its index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the underlying index fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the underlying index fund but not to the index.
Inflation/Deflation Risk — The fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from the fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund’s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund’s assets.
Inflation-Protected Securities are fixed-income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Other issuers pay out the Consumer Price Index (CPI) accruals as part of a semiannual coupon.
Inflation-protected securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis equal to a fixed percentage of the inflation adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation-protected bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. An underlying fund may also invest in other inflation related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond to be repaid at maturity may be less than the original principal amount and, therefore, is subject to credit risk.

The value of inflation-protected bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the expected rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-protected bonds is tied to the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (CPI-U), published monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by the IRS to be taxable income in the year it occurs. An underlying fund’s distributions to shareholders may include interest income and the income attributable to principal adjustments, both of which will be taxable to shareholders. The tax treatment of the income attributable to principal adjustments may result in the situation where an underlying fund needs to make its required annual distributions to shareholders in amounts that exceed the cash received. As a result, the underlying fund may need to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.
Interfund Borrowing and Lending — The SEC has granted an exemption to the fund that permits the fund to borrow money from and/or lend money to other funds in the Fund Complex as defined under “Management of the Fund.” All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board.
International Bonds are certain obligations or securities of foreign issuers, including Eurodollar Bonds, which are U.S. dollar-denominated bonds issued by foreign issuers payable in Eurodollars (U.S. dollars held in banks located outside the United States, primarily Europe), Yankee Bonds, which are U.S. dollar-denominated bonds issued in the U.S. by foreign banks and corporations, and EuroBonds, which are bonds denominated in U.S. dollars and usually issued by large underwriting groups composed of banks and issuing houses from many countries. Investments in securities issued by foreign issuers, including ADRs and securities purchased on foreign securities exchanges, may subject the fund to additional investment risks, such as adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, non-U.S. withholding taxes and the adoption of other foreign governmental restrictions.
Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and transaction costs may be higher. Foreign issuers of securities or obligations are often subject to accounting requirements and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.
Large Redemptions Risk — Certain accounts or Charles Schwab & Co., Inc. (Schwab or the distributor) affiliates may from time to time own (beneficially or of record) or control a significant percentage of the fund’s shares. Redemptions by these shareholders of their holdings in the fund or large redemptions by several shareholders may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities when it would not otherwise do so, which could result in a loss to the fund, negative impact to the fund’s brokerage costs, acceleration of the realization of taxable income if sales of securities result in capital gains or other income (which particularly would impact shareholders who do not hold their fund shares in an IRA, 401(k) plan or other tax-advantaged investment plan), or higher portfolio turnover. Investors should consider whether the fund is an appropriate investment in light of their current financial position and goals.
Market Disruptions Risk — The fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, tariffs, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, epidemics and pandemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the fund to lose value. These events can also impair the technology and other operational systems upon which the fund’s service providers, including Schwab Asset Management as the fund’s investment adviser, rely, and could otherwise disrupt the fund’s service providers’ ability to fulfill their obligations to the fund.

A widespread health crisis, such as an infectious disease outbreak, epidemic or pandemic, could cause substantial market volatility, securities exchange suspensions, restrictions or closures, and other deleterious effects, any of which could disrupt fund operations and adversely affect fund performance. For example, the outbreak of COVID-19, a novel coronavirus disease, caused volatility, severe market dislocations and liquidity constraints in many markets, including those in which the fund invests. Efforts to contain the spread of infectious disease could result in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that could have negative economic effects. Such disruptions could lead to instability in the market place, including losses and overall volatility. Future health crises could adversely affect economies, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.
A decrease in the share price of issuers in the same or related industries or sectors that comprise a large portion of the overall market or major market indices could disproportionately impact financial markets, even if other industries or sectors are performing well otherwise. To the extent such issuers are financially interconnected or their securities behave similarly, events affecting one issuer or their industry or sector could have an outsized effect.
War, terrorism and related responses and events could cause substantial market volatility, disrupt fund operations and adversely affect fund performance. For example, Russia’s military invasion of Ukraine in February 2022, responses by the United States and other countries to the invasion and the potential for wider conflict have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals that, among other restrictions, prohibit companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. Additionally, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant market disruptions and volatility. These events and other similar events could negatively affect the fund’s performance.
U.S. and global markets have experienced increased volatility in past years, including as a result of the failures of certain U.S. and non-U.S. banks, which could be harmful to the fund and issuers in which it invests. For example, if a bank in which the fund or an issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the fund and issuers in which it invests.
International trade tensions may arise from time to time which could result in trade tariffs, embargos or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, an oversupply of certain manufactured goods, substantial price reductions of goods, possible failure of individual companies or industries, slower economic growth or recession, inflation, increased unemployment or market volatility, any of which could have a negative impact on the fund’s performance. Recently the United States has increased tariffs or threatened to increase tariffs on imports from certain countries and on certain imported goods. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to retaliatory actions by other countries and an escalation of trade barriers, and could heighten the aforementioned risks to the fund.
The foregoing could lead to a significant economic downturn or recession, increased market volatility, market closures, changes in interest rates, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the fund. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.
To satisfy any shareholder redemption requests during periods of extreme volatility, it is more likely the fund may be required to dispose of portfolio investments at inopportune times or prices.
Money Market Securities are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker’s acceptances, notes and time deposits. Certificates of deposit and time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Banker’s acceptances are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Commercial paper consists of short term, unsecured promissory notes issued to finance short-term credit needs.

Money market securities pay fixed-, variable- or floating-rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately; these puts, which are sometimes called demand features or guarantees, are agreements that allow the buyer to sell a security at a specified price and time to the seller or “put provider.” When the fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.
The fund may keep a portion of its assets in cash for business operations. The fund may invest in money market securities to reduce the effect this otherwise uninvested cash would have on its performance. The fund may also invest in money market securities to the extent it is consistent with its investment objective.
Banker’s Acceptances or Notes are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. The fund will invest only in banker’s acceptances of banks that have capital, surplus and undivided profits in the aggregate in excess of $100 million.
Certificates of Deposit or Time Deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. The fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits, in the aggregate, in excess of $100 million.
Commercial Paper consists of short term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.
Fixed Time Deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The fund will not invest in fixed time deposits, that (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Promissory Notes are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.
Repurchase Agreements are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer’s holding period. Any repurchase agreements the fund enters into will involve the fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short, from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause the fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement’s seller, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. Certain repurchase agreements the fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. The fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.
Mortgage-Backed Securities  (MBS) and other Asset-Backed Securities (ABS) may be purchased by the fund. MBS represent participations in mortgage loans, and include pass-through securities, adjustable rate mortgages, collateralized mortgage obligations and stripped MBS. MBS may be issued or guaranteed by U.S. government agencies or instrumentalities, such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). MBS may also be issued by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage banks, commercial banks, and special purpose entities (collectively, “private lenders”). MBS are based on different types of mortgages including those on commercial real estate and residential property. MBS issued by private lenders may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of credit enhancement. To the extent that the fund invests in MBS issued by private lenders, such securities may be issued in the form of several tranches. Depending on their respective seniority, individual tranches are subject to increased (and sometimes different) credit, prepayment and liquidity and valuation risks as compared to other tranches. These securities are often subject to greater credit, prepayment and liquidity and valuation risks than an MBS issued by a U.S. government agency or instrumentality. The investment adviser will consider the creditworthiness of the guarantee providers and/or credit enhancement providers in determining whether a MBS issued by a private lender meets the fund’s investment quality standards. There can be no guarantee that the enhancement provider or guarantor of a MBS can meet their obligations under the enhancement or guarantee arrangements.

The average life of a MBS is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Scheduled payments and prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool.
The National Housing Act authorized Ginnie Mae to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration (FHA) or guaranteed by the U.S. Department of Veterans Affairs. The Ginnie Mae guarantee is backed by the full faith and credit of the U.S. government. Ginnie Mae is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.
Freddie Mac was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. Fannie Mae was established in 1938 to create a secondary market in mortgages the FHA insures. Securities issued by Freddie Mac and Fannie Mae are not backed by the full faith and credit of the U.S. government.
For more information on securities issued by Fannie Mae and Freddie Mac, see “U.S. Government Securities.” On June 3, 2019, under the “Single Security Initiative” undertaken by the Federal Housing Finance Agency (FHFA) seeking to maximize the liquidity for both Fannie Mae and Freddie Mac MBS in the “to-be-announced” (TBA) market, Fannie Mae and Freddie Mac started issuing uniform MBS (UMBS) in place of their previous offerings of TBA-eligible MBS. While the initial effects of the issuance of UMBS on the market for MBS and on the fund’s ability to invest in UMBS have been minimal, the long-term effects of the Single Security Initiative are uncertain.
Commercial Mortgage-Backed Securities (CMBS) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for CMBS developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family MBS. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Collateralized Debt Obligations — The fund may invest in collateralized debt obligations (CDOs), which include collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the fund’s prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the fund may invest in CDOs that are subordinate to other classes; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) credit ratings by major credit rating agencies may be no indication of the creditworthiness of the security.
Collateralized Mortgage Obligation (CMO) is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, Fannie Mae, and their income streams, as well as private issuers.
CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
In a typical CMO transaction, a corporation (issuer) issues multiple series (e.g., A, B, C, Z) of CMO bonds (Bonds). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (Collateral). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The

Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.
The rate of principal payment on MBS and ABS generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the price and yield on any MBS or ABS is difficult to predict with precision and price and yield to maturity may be more or less than the anticipated yield to maturity. If the fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Amounts available for reinvestment by the fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.
While many MBS and ABS are issued with only one class of security, many are issued in more than one class, each with different payment terms. Multiple class MBS and ABS are issued as a method of providing credit support, typically through creation of one or more classes whose right to payments on the security is made subordinate to the right to such payments of the remaining class or classes. In addition, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include stripped securities, which are MBS and ABS entitling the holder to disproportionate interest or principal compared with the assets backing the security, and securities with classes having characteristics different from the assets backing the securities, such as a security with floating interest rates with assets backing the securities having fixed interest rates. The market value of such securities and CMO’s generally is more or less sensitive to changes in prepayment and interest rates than is the case with traditional MBS and ABS, and in some cases such market value may be extremely volatile.
CMO Residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (IO) class of stripped mortgage-backed securities. See “Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the fund may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the 1933 Act). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the fund’s limitations on investment in illiquid securities.
Stripped Mortgage-Backed Securities (SMBS) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
Under certain circumstances these securities may be deemed “illiquid” and subject to the fund’s limitations on investment in illiquid securities.

Mortgage Pass-Through Securities — The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored entities, such as Ginnie Mae, Fannie Mae or Freddie Mac. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitles to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.
An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome relative to other fund investments.
For these reasons, the fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of TBA transactions. TBA refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in the fixed-rate mortgage pass-through securities occur through the use of TBA transactions. TBA transactions are generally conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decided on general trade parameters, such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement date. The fund may use TBA transactions in several ways. For example, the fund anticipates that it will regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, the fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To help minimize this risk, the fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and the fund’s investment adviser will monitor the creditworthiness of such counterparties. The fund may also acquire interests in mortgage pools through means other than TBA transactions.
The fund’s use of “TBA rolls” may cause the fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gains distributions to shareholders, which may be taxable, than if it acquired exposure to mortgage pools through means other than TBA transactions.
Generally, the fund intends to invest cash pending settlement of any TBA transactions in U.S. Treasury securities, money market instruments, repurchase agreements, or other high-quality, liquid short-term instruments, including money market funds.
Non-Publicly Traded Securities and Private Placements — The fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, the fund may be required to bear the expenses of registration.
Operational Risk — The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The fund seeks to reduce these operational risks through controls and procedures believed to be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.
Quality of Fixed-Income Investments will be principally investment-grade for the fund’s assets. Investment-grade quality securities are rated by at least one NRSRO in one of the four highest rating categories (within which there may be sub-categories or gradations indicating relative standing) or have been determined to be of equivalent quality by the investment adviser or sub-adviser. Sometimes an investment-grade quality security may be downgraded to a below investment-grade quality rating. If a security no longer has at least one investment-quality rating from an NRSRO, the investment adviser would reanalyze the security in light of the downgrade and determine whether the fund should continue to hold the security. However, such downgrade would not require the investment adviser or sub-advisers to sell the security on behalf of the fund. Sometimes lower-quality securities may be downgraded to an even lower quality. The investment adviser may also elect to purchase high-yield securities that are rated (at the time of purchase) B or higher or the equivalent by Moody’s, Standard & Poor’s Financial Services LLC (S&P) or Fitch Ratings, Inc. or are determined to be of similar investment quality by the investment manager.

Restricted Securities are securities that are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to the fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security. Certain restricted securities, such as tender option bonds, commercial paper, and other promissory notes, may be issued under Section  4(a)(2) of the 1933 Act and may be sold only to qualified institutional buyers, such as the fund, pursuant to Rule 144A under the 1933 Act. Securities purchased through a private placement offering are also restricted securities. These securities may be considered to be liquid if they meet the criteria for liquidity established by the Board. To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund’s portfolio may be increased if such securities become illiquid or if buyers in that market become unwilling to purchase the securities.
Reverse Repurchase Agreements and Mortgage Dollar Rolls may be used by the fund. The fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, the fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The fund generally retains the right to interest and principal payments on the security. If the fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value on the fund’s portfolio securities. Because the fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing.
The fund also may enter into mortgage dollar rolls, in which the fund would sell MBS for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the fund would forego principal and interest paid on the MBS during the roll period, the fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The fund also could be compensated through the receipt of fee income equivalent to a lower forward price. This transaction allows the fund to have the same price and duration exposure in the mortgage security while having the cash for the bonds for the given time period. Mortgage dollar roll transactions may be considered a borrowing by the fund.
The mortgage dollar rolls and reverse repurchase agreements entered into by the fund may be used as arbitrage transactions in which the fund will maintain an offsetting position in short duration investment-grade debt obligations. Since the fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and short duration, the investment adviser believes that such arbitrage transactions present lower risks to the fund than those associated with other types of leverage. There can be no assurance that the fund’s use of the cash it receives from a mortgage dollar roll will provide a positive return.
The fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the fund’s repurchase of the underlying security. The fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the fund’s forward commitment to repurchase the subject security.
Securities Lending of portfolio securities is a common practice in the securities industry. The fund may engage in security lending arrangements. When the fund is lending portfolio securities, the fund may receive cash collateral and may invest it in short-term, interest-bearing obligations, including cash collateral funds, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to recall such securities promptly may be unsuccessful, especially for foreign securities. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities, if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral.
The fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other permitted instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive payments in lieu of any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan).
Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security’s voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to the fund, it is expected that the fund will do so only where the items being voted upon are, in the judgment of the investment adviser, either material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure.

To the extent the fund participates in securities lending under the current securities lending agreements with unaffiliated lending agents, costs and expenses, including agent fees, associated with securities lending activities under the securities lending program paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of the lending revenue is paid to or retained by Schwab Asset Management or any affiliate of Schwab Asset Management.
Securities of Other Investment Companies — Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis; (2) business development companies that generally invest in, and provide services to, privately-held companies or thinly-traded public companies (see the sub-section titled “Business Development Companies” for more information); (3) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange; (4) UITs that generally offer a fixed number of redeemable shares; and (5) money market funds that typically seek current income by investing in money market securities (see the sections titled “Money Market Funds” and “Money Market Securities” for more information). Certain open-end funds, closed-end funds and UITs are traded on exchanges (see the section titled “Exchange-Traded Funds” for more information).
To the extent the fund invests, or has invested, in shares of other investment companies, including BDCs, during its prior fiscal year, the fund, pursuant to SEC rules, must disclose any material fees and expenses indirectly incurred by the fund as a result of such investments. These indirect fees and expenses, to the extent incurred, will appear in the fee table of the fund’s prospectus as a separate line item captioned “Acquired fund fees and expenses.”
Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.
The fund may buy securities of other investment companies, including those of foreign issuers, in compliance with the requirements of federal law or any SEC exemptive order. The fund may invest in investment companies that are not registered with the SEC or in privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause the fund selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.
Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which the fund may invest in another investment company may be limited. Except as described below, the 1940 Act currently requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the fund’s total assets will be invested in the securities of any one acquired investment company (acquired fund), (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of acquired funds as a group and (iii) not more than 3% of the outstanding voting stock of any one acquired fund will be owned by the fund.
The limitations described above do not apply to investments in money market funds subject to certain conditions. The fund may invest in affiliated and unaffiliated money market funds without limit under Rule 12d1-1 under the 1940 Act subject to the fund’s investment policies and restrictions and the conditions of the Rule.
Section 12(d)(1)(G) of the 1940 Act permits the fund to invest in acquired funds in the “same group of investment companies” (“affiliated funds”), government securities and short-term paper. In order to be an eligible investment under Section 12(d)(1)(G), an affiliated acquired fund must have a policy prohibiting it from investing in other registered open-end funds under Section 12(d)(1)(F) or (G) of the 1940 Act and, under certain circumstances, limit itself from investing in other investment companies and private funds.
Rule 12d1-4 allows the fund to acquire shares of an acquired fund in excess of the limitations currently imposed by the 1940 Act. Fund of funds arrangements relying on Rule 12d1-4 will be subject to several conditions, certain of which are specific to the fund’s position in the arrangement (i.e., as an acquiring or acquired fund). Notable conditions include those relating to: (i) control and voting that prohibit an acquiring fund, its investment adviser (or a sub-adviser) and their respective affiliates from beneficially owning more than 25% of the outstanding voting securities of an unaffiliated acquired fund; (ii) certain required findings relating to complexity, fees and undue influence (among other things); (iii) fund of funds investment agreements; and (iv) general limitations on an acquired fund’s investments in other investment companies and private funds to no more than 10% of the acquired fund’s assets, except in certain circumstances. The limitation on the fund and its investment adviser and their respective affiliates from beneficially owning more than 25% of the outstanding voting securities of an unaffiliated acquired fund could limit the fund’s investment in an unaffiliated acquired fund or cause the fund to sell shares of the unaffiliated acquired fund, potentially at an inopportune time.

Short Sales may be used by the fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. The fund may engage in short sales that are either “against the box” or “uncovered.” A short sale is “against the box” if at all times during which the short position is open, the fund owns at least an equal amount of the securities or securities convertible into, or has the right to acquire, at no added cost, the securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the fund with respect to the securities that are sold short. “Uncovered” short sales are transactions under which the fund sells a security it does not own. To complete such transaction, the fund may borrow the security through a broker to make delivery to the buyer and, in doing so, the fund becomes obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The fund also may have to pay a fee to borrow particular securities, which would increase the cost of the security. In addition, the fund is often obligated to pay any accrued interest and dividends on the securities until they are replaced. The proceeds of the short sale position will be retained by the broker until the fund replaces the borrowed securities.
The fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security and, conversely, the fund will realize a gain if the price declines. Any gain will be decreased, and any loss increased, by the transaction costs described above. A short sale creates the risk of an unlimited loss, as the price of the underlying securities could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. If the fund sells securities short “against the box,” it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
The fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities.
Temporary Defensive Investments — During unusual economic or market conditions or for temporary defensive or liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations.
U.S. Government Securities are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (Sallie Mae) and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Securities issued by other issuers are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation. There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. U.S. government securities, including U.S. Treasury securities, are among the safest securities; however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.
In September 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (SPA) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury agreed to purchase up to 1,000,000 shares of senior preferred stock with an aggregate initial liquidation preference of $1 billion and obtained warrants and options for the purchase of common stock of each of Fannie Mae and Freddie Mac. Under the SPAs as currently amended, the U.S. Treasury has pledged to provide financial support to a government-sponsored enterprise (GSE) in any quarter in which the GSE has a net worth deficit as defined in the respective SPA. The SPAs contain various covenants that severely limit each enterprise’s operations.
The conditions attached to entering into the SPAs place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the U.S. Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. Under a letter agreement entered into in January 2021, each enterprise is permitted to retain earnings and raise private capital to enable them to meet the minimum capital requirements under the FHFA’s Enterprise Regulatory Capital Framework (“ERCF”). The letter agreement also permits each enterprise to develop a plan to exit conservatorship, but may not do so until litigation involving the conservatorships is resolved and each enterprise has the minimum capital required by FHFA’s rules. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by the fund.

Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The SPAs are intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed. Under amendments to the ERCF, Fannie Mae and Freddie Mac have published capital disclosures which provide additional information about their capital position and capital requirements on a quarterly basis since the first quarter of 2023 and delivered their first capital plans to FHFA in May 2023. The FHFA finalized amendments to certain provisions of the ERCF in November 2023 that modify various capital requirements for Freddie Mac and Fannie Mae. The FHFA previously announced plans to consider taking Fannie Mae and Freddie Mac out of conservatorship. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the SPAs. It also is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. The ERCF requires Fannie Mae and Freddie Mac, upon exit from conservatorship, to maintain higher levels of capital than prior to conservatorship to satisfy their risk-based capital requirements, leverage ratio requirements and prescribed buffer amounts. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities which could cause the fund’s investments to lose value.
A default by the U.S. government on a portfolio investment could cause the fund’s share price or yield to fall. The risk of default on U.S. government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase to the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the fund, which could have an adverse impact on the fund. In August 2011, the long-term credit rating of the U.S. government was downgraded by a major rating agency as a result of concern about the U.S. government’s budget deficit and rising debt burden. More recently, in August 2023, and in May 2025, two other major rating agencies downgraded the long-term credit rating of the U.S. government due to a combination of expected fiscal deterioration, a high and growing government debt burden, rising interest costs, and an erosion of governance relative to peers. Further downgrades in the future could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. It is possible that under certain scenarios the U.S. government could default on its debt, including U.S. Treasury securities.
In accordance with recommendations made by the Treasury Market Practices Group, to the extent the fund enters into transactions involving U.S. Treasury securities, agency debt instruments issued by Fannie Mae, Freddie Mac and the FHLB, and agency-pass-through MBS issued or guaranteed by Fannie Mae, Freddie Mac and Ginnie Mae, the fund may pay “fails charges” to or be owed “fails charges” from a counterparty, in connection with certain trade settlement charges.
Wrap Agreements may be entered into by the fund with insurance companies, banks or other financial institutions (wrapper providers). A wrap agreement typically obligates the wrapper provider to maintain the value of the assets covered under the agreement (covered assets) up to a specified maximum dollar amount upon the occurrence of certain specified events. The value is pre-determined using the purchase price of the securities plus interest at a specified rate minus an adjustment for any defaulted securities. The specified interest rate may be adjusted periodically under the terms of the agreement. While the rate typically will reflect movements in the market rates of interest, it may at times be less or more than the actual rate of income earned on the covered assets. The rate also can be impacted by defaulted securities and by purchase and redemption levels in the fund. The fund also pays a fee under the agreement, which reduces the rate as well.
Wrap agreements may be used as a risk management technique intended to help minimize fluctuations in the fund’s NAV. However, the fund’s NAV will typically fluctuate at least minimally, and may fluctuate more at times when interest rates are fluctuating. Additionally, wrap agreements do not protect against losses the fund may incur if the issuers of portfolio securities do not make timely payments of interest and/or principal. A wrap agreement provider also could default on its obligations under the agreement. Therefore, the fund will only invest in a wrap provider with an investment-grade credit rating. There is no active trading market for wrap agreements and none is expected to develop. Therefore, wrap agreements are considered illiquid investments. There is no guarantee that the fund will be able to purchase any wrap agreements or replace ones that defaulted. Wrap agreements are valued using procedures adopted by the Board. There are risks that the value of a wrap agreement may not be sufficient to minimize the fluctuations in the fund’s NAV. All of these factors might result in a decline in the value of the fund’s shares.
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities are debt securities that do not make cash interest payments throughout the period prior to maturity. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. A zero-coupon security pays no interest to its holders during its life. Step-coupon securities are debt securities that, instead of having a fixed coupon for the life of the security, have coupon or interest payments that may increase or decrease to predetermined rates at future dates. Some step-coupon securities are issued with no coupon payments at all during an initial period, and only become interest-bearing at a future date; these securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. High-yield securities structured as zero-coupon bonds or pay-in-kind securities tend to be especially volatile as they are especially sensitive to downward pricing pressures from rising interest rates and may require the fund to pay out imputed income without receiving the actual cash delivery. Thus, these types of high yield investments increase the chance that the fund may lose money.While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order to continue to qualify as a “regulated investment company” or “RIC” under the Internal Revenue Code and avoid a certain excise tax, the fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.
INVESTMENT LIMITATIONS AND RESTRICTIONS
The following investment policies and restrictions may be changed only by a vote of a majority of the fund’s outstanding voting shares:
The fund may not:
(1)
Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(2)
Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(3)
Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(4)
Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(5)
Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(6)
Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(7)
Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
The following investment policies and restrictions are non-fundamental and may be changed by the Board.
The fund may not:
(1)
Sell securities short except as in accordance with current SEC rules and interpretations.
(2)
Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.
(3)
Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (1) purchase securities of companies that deal in real estate or interests therein (including REITs); (2) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts; and (3) purchase securities of companies that deal in precious metals or interests therein.
(4)
Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 ⅓% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).
(5)
Lend any security or make any other loan if, as a result, more than 33 ⅓% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).
(6)
Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.
The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.
Borrowing — The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 ⅓% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are entered into in accordance with the conditions to applicable SEC requirements shall not be regarded as borrowings for the purposes of the fund’s investment restriction.
Concentration — The SEC has defined concentration as investing more than 25% of an investment company’s total assets in an industry or group of industries, with certain exceptions.
Diversification — Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the fund.

Lending — Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.
Real Estate — The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The fund has adopted a fundamental policy that would permit direct investment in real estate. However, the fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the fund’s Board.
Senior Securities — Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits the fund from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are entered into in accordance with the conditions to applicable SEC requirements.
Underwriting — Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets. The foregoing restriction does not apply to non-diversified funds.
Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in total assets or net assets, as applicable, or other circumstances does not require the fund to sell an investment if it could not then make the same investment.
MANAGEMENT OF THE FUND
The fund is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of the fund. The trustees met five times during the most recent fiscal year.
Certain trustees are “interested persons.” A trustee is considered an interested person (Interested Trustee) of the Trust under the 1940 Act if he or she is an officer, director, or an employee of Schwab Asset Management or Schwab. A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation (CSC), a publicly traded company and the parent company of Schwab Asset Management and Schwab.
As used herein, the terms “Fund Complex” and “Family of Investment Companies” each refer collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust which, as of February 23, 2026, included 111 funds. As used herein, the term “Schwab Funds” refers collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; and the term “Schwab ETFs” refers to Schwab Strategic Trust.
Each of the officers and/or trustees serves in the same capacity, unless otherwise noted, for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The tables below provide information about the trustees and officers for the Trust, which includes the fund in this SAI. The address of each individual listed below is 9800 Schwab Way, Lone Tree, CO 80124.
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(1))	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INDEPENDENT TRUSTEES
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired.	111	None
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	111	None

Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(1))	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INDEPENDENT TRUSTEES
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	111	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	111	Director (2004‑present), Corcept Therapeutics Incorporated Director (2009‑2021), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018-present), Fulham Advisers LLC (management consulting).	111	None
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008-present), Patmore Management Consulting (management consulting).	111	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Retired.	111	None
INTERESTED TRUSTEES
Omar Aguilar(2) 1970 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2025)	Director (Oct. 2024-present), Chief Executive Officer (Jan. 2022-present), President (Oct. 2023-present), Chief Investment Officer (Apr. 2011-present) and Senior Vice President (Apr. 2011-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022-July 2024), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Sept. 2023-present), President (Oct. 2023-present), Chief Investment Officer (June 2011-present) and Vice President (June 2011-Sept. 2023), Schwab Funds, Laudus Trust and Schwab ETFs.	111	None
Richard A. Wurster(2) 1973 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Director and Chief Executive Officer (Jan. 2025-present), President (Oct. 2021-present), and Executive Vice President – Schwab Asset Management Solutions (Apr. 2019-Oct. 2021), The Charles Schwab Corporation; President, Director (Nov. 2021-Dec. 2024), Executive Vice President – Schwab Asset Management Solutions (July 2019-Oct. 2021), Charles Schwab & Co., Inc.; President (Nov. 2021-Dec. 2024), Schwab Holdings, Inc.; Director (Oct. 2021-present) and Chief Executive Officer (Nov. 2019-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Mar. 2018-Oct. 2022), Charles Schwab Investment Advisory, Inc.	111	Director (2025‑present), The Charles Schwab Corporation

Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(3))	Principal Occupations During the Past Five Years
OFFICERS
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Director (Oct. 2024-present), Chief Executive Officer (Jan. 2022-present), President (Oct. 2023-present), Chief Investment Officer (Apr. 2011-present) and Senior Vice President (Apr. 2011-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022-July 2024), Charles Schwab Investment Advisory, Inc.; Trustee (Jan. 2025-present), Chief Executive Officer (Sept. 2023-present), President (Oct. 2023-present), Chief Investment Officer (June 2011-present) and Vice President (June 2011-Sept. 2023), Schwab Funds, Laudus Trust and Schwab ETFs.
Jessica Seidlitz
1978
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust from 2013‑2017 and since 2023)	Chief Operating Officer and Chief Financial Officer (Sept. 2024-present), Managing Director (Nov. 2023-present), and Chief Compliance Officer (Nov. 2023-Dec. 2024), Charles Schwab Investment Management, Inc.; Managing Director (Jan. 2019-present), Charles Schwab & Co., Inc.; Chief Compliance Officer (Mar. 2021-June 2023), Schwab Wealth Advisory, Inc.; Chief Operating Officer (Sept. 2024–present), and Chief Compliance Officer (Oct. 2023-Dec. 2024), Schwab Funds, Laudus Trust and Schwab ETFs.
Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2023)	Treasurer and Chief Financial Officer (Jan. 2023-present) and Assistant Treasurer (Dec. 2015-Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023-present), Vice President (Mar. 2022-Mar. 2023) and Director (Oct. 2015-Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director (May 2022-present) and Vice President (Apr. 2022-May 2022), Charles Schwab & Co., Inc.
Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Chief Investment Officer (Oct. 2023-present) and Vice President (Feb. 2018-present), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023-present), Chief Investment Officer (Oct. 2023-present), and Senior Vice President (Oct. 2012-Mar. 2023), Charles Schwab Investment Management, Inc.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Managing Director (Mar. 2023-present), Senior Vice President (Jan. 2020-Mar. 2023) and Chief Investment Officer (Jan. 2020-present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021-present), Schwab Funds, Laudus Trust and Schwab ETFs.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022-present), Managing Director (Mar. 2023-present) and Vice President (Sept. 2005-Mar. 2023), Charles Schwab Investment Management, Inc.; Managing Director (May 2022-present) and Vice President (Aug. 2005-May 2022), Charles Schwab & Co., Inc.; Managing Director (Aug. 2025-present), Charles Schwab Bank, SSB; Vice President (Dec. 2005-present) and Chief Legal Officer and Clerk (Mar. 2007-present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021-present), Vice President (Nov. 2005-Oct. 2021) and Assistant Secretary (June 2007-Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021-present), Vice President and Assistant Secretary (Oct. 2009-Oct. 2021), Schwab ETFs.

(1)
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.

(2)
Mr. Aguilar and Mr. Wurster are Interested Trustees. Mr. Aguilar and Mr. Wurster are Interested Trustees because each owns stock of CSC, the parent company of Schwab Asset Management, the investment adviser for the trusts in the Fund Complex. In addition, Mr. Wurster is an employee of Charles Schwab & Co., Inc., the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.

(3)
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Board Leadership Structure
The Chairman of the Board, Richard A. Wurster, is Chief Executive Officer and a member of the Board of Directors of CSC and an interested person of the Trust as that term is defined in the 1940 Act. The Board is comprised of a super-majority (78 percent) of trustees who are not interested persons of the Trust (i.e., independent trustees). There are three primary committees of the Board: the Audit, Compliance and Valuation Committee; the Governance Committee; and the Investment Oversight Committee. Each of the Committees is chaired by an independent trustee, and each Committee is currently comprised solely of independent trustees. The Committee chairs preside at Committee meetings, participate in formulating agendas for those meetings, and coordinate with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of each Committee as set forth in its Board-approved charter. The independent trustees meet regularly in executive session without management. While the Board does not have single lead independent trustee, the chair of the Governance Committee leads executive sessions held by the independent trustees and coordinates responses from the independent trustees to management. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board made this determination in consideration of, among other things, the fact that the independent trustees of the Trust constitute a super-majority of the Board, the fact that Committee chairs are independent trustees, the number of funds (and classes) overseen by the Board, and the total number of trustees on the Board.
Board Oversight of Risk Management
Like most investment companies, fund management and its other service providers have responsibility for day-to-day risk management for the fund. The Board’s duties, as part of its risk oversight of the Trust, consist of monitoring risks identified during regular and special reports to the Committees of the Board, as well as regular and special reports to the full Board. In addition to monitoring such risks, the Committees and the Board oversee efforts of fund management and service providers to manage risks to which the funds of the Trust may be exposed. For example, the Investment Oversight Committee meets with portfolio managers and receives regular reports regarding investment risk and credit risk of the fund’s portfolio. The Audit, Compliance and Valuation Committee meets with the fund’s Chief Compliance Officer and Chief Financial Officer and receives regular reports regarding compliance risks, operational risks and risks related to the valuation and liquidity of portfolio securities. From its review of these reports and discussions with management, each Committee receives information about the material risks of the funds of the Trust and about how management and service providers mitigate those risks, enabling the independent Committee chairs and other independent members of the Committees to discuss these risks with the full Board.
The Board recognizes that not all risks that may affect the fund can be identified nor can processes and controls be developed to eliminate or mitigate the occurrence or effects of certain risks; some risks are simply beyond the reasonable control of the fund, its management, and service providers. Although the risk oversight functions of the Board, and the risk management policies of fund management and fund service providers, are designed to be effective, there is no guarantee that they will eliminate or mitigate all risks. In addition, it may be necessary to bear certain risks (such as investment-related risks) to achieve the fund’s investment objective. As a result of the foregoing and other factors, the fund’s ability to manage risk is subject to significant limitations.
Individual Trustee Qualifications
The Board has concluded that each of the trustees should initially and continue to serve on the Board because of (i) his or her ability to review and understand information about the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the Trust, and to exercise their business judgment in a manner that serves the best interests of the Trust’s shareholders and (ii) the trustee’s experience, qualifications, attributes or skills as described below.
The Board has concluded that Mr. Aguilar should serve as trustee of the Trust because of the experience he gained as chief executive officer, chief investment officer, and president of Schwab Asset Management, the Schwab Funds, Schwab ETFs and Laudus Funds, as well as his knowledge of and experience in financial and investment management services.
The Board has concluded that Mr. Beer should serve as trustee of the Trust because of the experience he gained serving as director, president and chief executive officer of Principal Funds and his knowledge and experience in the investment management industry.
The Board has concluded that Mr. Burns should serve as trustee of the Trust because of the experience he gained as managing director of Pacific Investment Management Company, LLC (PIMCO) and president of PIMCO Funds as well as the experience he has gained serving as trustee of the Schwab ETFs since 2009, and the Schwab Funds and Laudus Trust since 2016.
The Board has concluded that Ms. Heller should serve as trustee of the Trust because of the experience she gained as president of TIAA Charitable and as senior managing director at TIAA, the experience she has gained serving on other non-public company boards, her knowledge of and experience in the financial services industry, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2018.
The Board has concluded that Mr. Mahoney should serve as trustee of the Trust because of the experience he gained serving as trustee of the Schwab Funds and Laudus Trust since 2011 and Schwab ETFs since 2016, as co-chief executive officer of McKesson Corporation, and his service on other public company boards.
The Board has concluded that Ms. Moncreiff should serve as trustee of the Trust because of the experience she gained as chief investment officer of CareGroup Healthcare System, the experience she has gained serving on other non-public company boards, her knowledge of and experience in the financial services industry, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2019.
The Board has concluded that Ms. Patmore should serve as trustee of the Trust because of the experience she gained serving as chief financial officer and executive vice president of First Data Corporation, her knowledge of and experience in management consulting, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2016.
The Board has concluded that Mr. Penn should serve as trustee of the Trust because of the experience he gained as head of equity sales and trading of BNY Mellon and his knowledge of and experience in the financial services industry, as well as the experience he has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2021.

The Board has concluded that Mr. Wurster should serve as trustee of the Trust because of the experience he gained leading investment advisory firms and organizations, including Schwab Asset Management, and his knowledge of and experience in the investment management industry.
Trustee Committees
The Board has established certain committees and adopted Committee charters with respect to those committees, each as described below:
●
The Audit, Compliance and Valuation Committee reviews the integrity of the Trust’s financial reporting processes and compliance policies, procedures and processes, and the Trust’s overall system of internal controls. The Audit, Compliance and Valuation Committee also reviews and evaluates the qualifications, independence and performance of the Trust’s independent auditors, and the implementation and operation of the Trust’s valuation policy and procedures. This Committee is comprised of at least three independent trustees and currently has the following members: Kimberly S. Patmore (Chair), Michael J. Beer and J. Derek Penn. The Committee met four times during the most recent fiscal year.
●
The Governance Committee reviews and makes recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of Committees of the Board, and the training of trustees. The Governance Committee is responsible for selecting and nominating candidates to serve as trustees. The Governance Committee does not have a written policy with respect to consideration of candidates for trustee submitted by shareholders. However, if the Governance Committee determined that it would be in the best interests of the Trust to fill a vacancy on the Board, and a shareholder submitted a candidate for consideration by the Board to fill the vacancy, the Governance Committee would evaluate that candidate in the same manner as it evaluates nominees identified by the Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trust at the Trust’s principal business address. This Committee is comprised of at least three independent trustees and currently has the following members: David L. Mahoney (Chair), Robert W. Burns and Kimberly S. Patmore. The Committee met four times during the most recent fiscal year.
●
The Investment Oversight Committee reviews the investment activities of the Trust and the performance of the fund’s investment adviser. This Committee is comprised of at least three trustees (at least two-thirds of whom shall be independent trustees) and currently has the following members: Jane P. Moncreiff (Chair), Robert W. Burns, Nancy F. Heller and David L. Mahoney. The Committee met four times during the most recent fiscal year.
Trustee Compensation
The following table provides estimated trustee compensation for the fiscal year ended October 31, 2026, earned with respect to the fund in this SAI and the actual compensation from the Fund Complex for the fiscal year ended October 31, 2025. Trustee compensation for the fund is paid by Schwab Asset Management.
Name of Trustee	Estimated Aggregate Compensation from the Fund in this SAI(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Fund and Fund Complex Paid to Trustees(2)
INTERESTED TRUSTEES
Omar Aguilar	None	N/A	None
Richard A. Wurster	None	N/A	None
INDEPENDENT TRUSTEES
Michael J. Beer	$622	N/A	$364,375
Robert W. Burns	$622	N/A	$364,375
Nancy F. Heller	$622	N/A	$364,375
David L. Mahoney	$682	N/A	$399,375
Jane P. Moncreiff	$665	N/A	$389,375
Kimberly S. Patmore	$665	N/A	$389,375
J. Derek Penn	$622	N/A	$364,375

(1)
Estimated aggregate compensation from the fund’s commencement of operations to the fiscal year ended October 31, 2026. The aggregate compensation paid to the trustees for the fund is estimated for its first full fiscal year, November 1, 2026 through October 31, 2027 as follows: Omar Aguilar $0; Richard A. Wurster $0; Michael J. Beer $831; Robert W. Burns $831; Nancy F. Heller $831; David L. Mahoney $910; Jane P. Moncreiff $887; Kimberly S. Patmore $887; and J. Derek Penn $831.

(2)
Actual total compensation from the Fund Complex for the fiscal year ended October 31, 2025.

Securities Beneficially Owned by Each Trustee
The following table provides each trustee’s equity ownership of the fund and ownership of all registered investment companies overseen by each trustee in the Family of Investment Companies as of December 31, 2025.
Name of Trustee	Dollar Range of Trustee Ownership of the Fund Included in the SAI		Aggregate Dollar Range of Trustee Ownership in the Family of Investment Companies
INTERESTED TRUSTEES
Omar Aguilar	Schwab Target 2070 Fund	None	Over $100,000
Richard A. Wurster	Schwab Target 2070 Fund	None	Over $100,000
INDEPENDENT TRUSTEES
Michael J. Beer	Schwab Target 2070 Fund	None	Over $100,000
Robert W. Burns	Schwab Target 2070 Fund	None	Over $100,000
Nancy F. Heller	Schwab Target 2070 Fund	None	Over $100,000
David L. Mahoney	Schwab Target 2070 Fund	None	Over $100,000
Jane P. Moncreiff	Schwab Target 2070 Fund	None	Over $100,000
Kimberly S. Patmore	Schwab Target 2070 Fund	None	Over $100,000
J. Derek Penn	Schwab Target 2070 Fund	None	None
As of December 31, 2025, none of the independent trustees or their immediate family members owned beneficially or of record any securities of Schwab Asset Management or Schwab or any sub-advisers or the distributor of the fund, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Schwab Asset Management or Schwab or any sub-advisers or the distributor of the fund.
Deferred Compensation Plan
Independent trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds selected by the trustee. Currently, none of the independent trustees has elected to participate in this plan.
Code of Ethics
The fund, the investment adviser and Schwab have adopted a Code of Ethics as required under the 1940 Act. Subject to certain conditions or restrictions, the Code of Ethics permits the trustees, directors, officers or advisory representatives of the fund or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the fund. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser’s Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of February 23, 2026, the officers and trustees of the Trust, as a group owned, of record or beneficially, none of the outstanding voting securities of the fund.
As of February 23, 2026, no persons or entities owned, of record or beneficially, 5% or more of the outstanding voting securities of the fund.
Persons who beneficially own more than 25% of the fund may be deemed to control the fund. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of such fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of CSC, 9800 Schwab Way, Lone Tree, CO 80124, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the Trust. Schwab is an affiliate of Schwab Asset Management and is the Trust’s distributor. Charles R. Schwab is the founder, Chairman and Director of CSC. As a result of his ownership of and interests in CSC, Mr. Schwab may be deemed to be a controlling person of Schwab Asset Management and Schwab.

Advisory Agreement
After an initial two-year term, the continuation of the fund’s Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (independent trustees), cast in person, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, at a meeting called for the purpose of voting on such approval.
Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trust and Schwab Asset Management with respect to existing funds in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Schwab Asset Management, as well as extensive data provided by third parties, and the independent trustees receive advice from counsel to the independent trustees.
Schwab Asset Management does not receive a fee for the services it performs for the fund. However, Schwab Asset Management is entitled to receive an annual management fee from each of the underlying Schwab Funds.
Schwab Asset Management and its affiliates have agreed to maintain the “net operating expenses” of the fund (excluding interest, taxes and certain non-routine expenses) at 0.00% for so long as the investment adviser serves as adviser to the fund. This agreement is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. This net operating expense agreement may only be amended or terminated with the approval of the Board.
Distributor
Pursuant to a Second Amended and Restated Distribution Agreement between Schwab and the Trust, Schwab, located at 3000 Schwab Way, Westlake, TX 76262, is the principal underwriter for shares of the fund and is the Trust’s agent for the purpose of the continuous offering of the fund’s shares. The fund pays for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement; however, as described below in “Payments to Financial Intermediaries,” Schwab Asset Management compensates Schwab, in its capacity as a financial intermediary and not in its capacity as distributor and principal underwriter for the fund, for providing certain additional services that may be deemed to be distribution-related.
Payments to Financial Intermediaries
Schwab Asset Management and its affiliates make payments to certain broker-dealers, banks, trust companies, insurance companies, retirement plan service providers, consultants and other financial intermediaries (Intermediaries) for services and expenses incurred in connection with certain activities or services which may educate financial advisors or facilitate, directly or indirectly, investment in the fund and other investment companies advised by Schwab Asset Management, including the Schwab ETFs. These payments are made by Schwab Asset Management or its affiliates at their own expense, and not from the assets of the fund. Although a portion of Schwab Asset Management’s and its affiliates’ revenue comes directly or indirectly in part from fees paid by the fund, these payments do not increase the expenses paid by investors for the purchase of fund shares, or the cost of owning the fund.
These payments may relate to educational efforts regarding the fund, or for other activities, such as marketing and/or fund promotion activities and presentations, educational training programs, conferences, data analytics and support, or the development and support of technology platforms and/or reporting systems. In addition, Schwab Asset Management or its affiliates make payments to certain Intermediaries that make shares of the fund available to their customers or otherwise promote the fund, which may include Intermediaries that allow customers to buy and sell fund shares without paying a commission or other transaction charge. Payments of this type are sometimes referred to as revenue-sharing or marketing support.
Payments made to Intermediaries may be significant and may cause an Intermediary to make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive. As a result, these payments could create conflicts of interest between an Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the fund over other investments.
As of February 23, 2026, Schwab Asset Management anticipates that Ascensus, LLC, Envestnet Asset Management, Inc., Fidelity Brokerage Services LLC/National Financial Services LLC, Empower Annuity Insurance Company of America, Morgan Stanley Smith Barney LLC, OneDigital Investment Advisors LLC, Principal Life Insurance Company, Schwab Retirement Plan Services, Inc. and Standard Insurance Company will receive these payments. Schwab Asset Management may enter into similar agreements with other FINRA member firms (or their affiliates) in the future. In addition to member firms of FINRA, Schwab Asset Management and its affiliates may also make these payments to certain other financial intermediaries, such as banks, trust companies, insurance companies, and plan administrators and consultants that sell fund shares or provide services to the fund and its shareholders. These firms may not be included in this list. You should ask your financial intermediary if it receives such payments.
Schwab Asset Management also makes payments to Schwab for certain administrative, professional and support services provided by Schwab, in its capacity as an affiliated financial intermediary and not as distributor and principal underwriter of the fund. These payments reimburse Schwab for its charges, costs and expenses of providing Schwab personnel to perform marketing and sales activities under the direction of Schwab

Asset Management, such as sales lead generation and sales support, assistance with public relations, marketing and/or advertising activities and presentations, educational training programs, conferences, and data analytics and support. Payments also are made by Schwab Asset Management to Schwab for Schwab Asset Management’s allocated costs of general corporate services provided by Schwab, such as human resources, facilities, project management support and technology.
Shareholder Servicing Plan
The Trust’s Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Schwab (together, service providers), of certain shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund may pay service providers (including Schwab) that, pursuant to written agreements with Schwab or the Trust, provide certain account maintenance, customer liaison and shareholder services to fund shareholders. The service providers may provide fund shareholders with the following shareholder services, among other shareholder services: (i) maintaining records for shareholders that hold shares of the fund; (ii) communicating with shareholders, including the mailing of regular statements and confirmation statements, distributing fund-related materials, mailing prospectuses and reports to shareholders, and responding to shareholder inquiries; (iii) communicating and processing shareholder purchase, redemption and exchange orders; (iv) communicating mergers, splits or other reorganization activities to fund shareholders; and (v) preparing and filing tax information, returns and reports.
The shareholder servicing fee paid to a particular service provider is calculated at the annual rate set forth in the chart above and is based on the average daily NAV of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
The Plan shall continue in effect for the fund for so long as its continuance is specifically approved at least annually by a vote of the majority of both (i) the Board of the Trust and (ii) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the Qualified Trustees). The Plan requires that Schwab or any person authorized to direct the disposition of monies paid or payable by the fund pursuant to the Plan furnish quarterly written reports of amounts spent under the Plan and the purposes of such expenditures to the Board of the Trust for review. All material amendments to the Plan must be approved by votes of the majority of both (i) the Board and (ii) the Qualified Trustees.
Transfer Agent
BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581, serves as the fund’s transfer agent. As part of these services, the firm maintains records pertaining to the sale, redemption and transfer of the fund’s shares.
Custodian and Fund Accountant
Citibank, N.A. (Citibank), 388 Greenwich Street, New York, NY 10013 serves as custodian for the fund.
State Street Bank and Trust Company (State Street), One Congress Street, Suite 1, Boston, MA 02114-2016, serves as fund accountant for the fund.
The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund accountant maintains all books and records related to the fund’s transactions.
Independent Registered Public Accounting Firm
The fund’s independent registered public accounting firm, Deloitte & Touche LLP (Deloitte), 1601 Wewatta Street, Suite 400, Denver, CO 80202, audits and reports on the annual financial statements of the fund and reviews certain regulatory reports. Deloitte or one of its affiliates also reviews the fund’s federal income tax returns and performs other professional, accounting, auditing, tax and advisory services when engaged to do so by the Trust.
Securities Lending Activities
As of the date of this SAI, the fund had not entered into a contract with a securities lending agent and was not engaged in securities lending.
PORTFOLIO MANAGERS
Other Accounts — In addition to the fund, each portfolio manager (collectively, referred to as the Portfolio Managers) is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of January 31, 2026.

	Registered Investment Companies (this amount does not include the fund in this SAI)		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Zifan Tang	35	$20,405,164,670	0	$0	0	$0
Patrick Kwok	35	$20,405,164,670	0	$0	0	$0
Conflicts of Interest — A Portfolio Manager’s management of other accounts may give rise to potential conflicts of interest in connection with his or her management of the fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include separate accounts and other mutual funds advised by Schwab Asset Management (collectively, the Other Managed Accounts). The Other Managed Accounts might have similar investment objectives as the fund, track the same index the fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the fund. While the Portfolio Managers’ management of Other Managed Accounts may give rise to the potential conflicts of interest listed below, Schwab Asset Management does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Schwab Asset Management believes it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.
Knowledge of the Timing and Size of Fund Trades — A potential conflict of interest may arise as a result of the Portfolio Managers’ day-to-day management of the fund. Because of their positions with the fund, the Portfolio Managers know the size, timing, and possible market impact of fund trades. It is theoretically possible that the Portfolio Managers could use this information to the advantage of the Other Managed Accounts they manage and to the possible detriment of the fund. However, Schwab Asset Management has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Moreover, with respect to index funds, which seek to track their respective indexes, much of this information is publicly available. When it is determined to be in the best interest of both accounts, the Portfolio Managers or traders may aggregate trade orders for the Other Managed Accounts, excluding separately managed accounts, with those of the fund. All aggregated orders are subject to Schwab Asset Management’s aggregation and allocation policy and procedures, which provide, among other things, that (i) Schwab Asset Management will not receive additional compensation or remuneration of any kind as a result of aggregating transactions; (ii) no account will be favored over any other account; (iii) each account that participates in an aggregated order will participate at the average security price with all transaction costs shared on a pro-rata basis. For equity transactions, if the aggregated order cannot be executed in full, the partial execution is allocated pro-rata among the participating accounts in accordance with the size of each account’s order and round lots. For fixed income transactions, aggregated orders are generally allocated after execution. For fixed income and money market fund accounts that have similar strategies, Schwab Asset Management determines allocations with the general purpose of achieving, as nearly as possible, performance and portfolio characteristic parity/ proportionality among such accounts over time. For fixed income and money market fund accounts that do not have similar strategies, Schwab Asset Management has target ranges for significant portfolio characteristics and determines allocations among such accounts in accordance with the target ranges in effect at the time of the trade. In addition, Schwab Asset Management may follow certain investment priorities to satisfy the investment targets for fixed income and money market funds that have investment mandates related to particular sectors.
Investment Opportunities — A potential conflict of interest may arise as a result of the Portfolio Managers’ management of the fund and Other Managed Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Managed Accounts over the fund, which conflict of interest may be exacerbated to the extent that Schwab Asset Management or the Portfolio Managers receive, or expect to receive, greater compensation from their management of the Other Managed Accounts than the fund. Notwithstanding this theoretical conflict of interest, it is Schwab Asset Management’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Schwab Asset Management has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the Portfolio Managers may buy for an Other Managed Account securities that differ in identity or quantity from securities bought for the fund or refrain from purchasing securities for an Other Managed Account that they are otherwise buying for the fund in an effort to outperform its specific benchmark, such an approach might not be suitable for the fund given its investment objectives and related restrictions.
Fund of Funds Information Barrier — The Portfolio Managers for any Schwab Fund or fund that invests in other Schwab Funds (Underlying Affiliated Funds) must make investment decisions without taking into consideration, or being in possession of, material non-public information about the Underlying Affiliated Funds. Despite a Portfolio Manager’s intention to not receive material, non-public information, Schwab Asset Management has established procedures to prevent Portfolio Managers from having access to and trading on material, non-public information regarding Underlying Affiliated Funds. Under these procedures, the adviser monitors Schwab fund of funds’ trading activity in Underlying Affiliated Funds, escalates breaches of information barriers and develops enhancements to information barriers as necessary. In the event that a Portfolio Manager comes into possession of material, non-public information about an Underlying Affiliated Fund, a Portfolio Manager’s ability to initiate transactions in that Underlying Affiliated Fund could potentially be restricted as a result of a Portfolio Manager’s possession of such information. The trading restriction could have an adverse effect on the ability of the fund managed by the Portfolio Manager to participate in any potential gains or avoid any potential losses in the restricted Underlying Affiliated Fund. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Compensation — During the most recent fiscal year, Portfolio Manager compensation consisted of a fixed annual (base) salary and a discretionary bonus. Portfolio Managers also have the potential to participate in discretionary equity awards. The base salary is determined considering compensation payable for a similar position across the investment management industry and an evaluation of the individual Portfolio

Manager’s overall performance such as the Portfolio Manager’s contribution to the investment process, good corporate citizenship, risk management and mitigation, and functioning as an active contributor to the firm’s success. The discretionary bonus is determined in accordance with the relevant Portfolio Manager Incentive Plan (the Plan) as follows:
There are two independent funding components for the Plan:
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a portion based on weighting of Investment Fund Performance and Other Managed Account Performance (if applicable)
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a portion based on corporate results
Investment Fund Performance
At the close of the year, the fund’s performance will be determined by its 1-year, 1- and 2-year, or 1- and 3-year percentile standing (based on pre-tax return before expenses) within its designated benchmark, peer group, or category, depending on the strategy of the fund (i.e., whether the fund is passively or actively managed) using standard statistical methods approved by Schwab Asset Management senior management. Investment Fund Performance measurements may be changed or modified at the discretion of the Schwab Asset Management President and Schwab Asset Management Chief Operating Officer. As each participant may be a member of a team that manages and/or supports a number of funds, there may be several funds and/or Other Managed Accounts considered in arriving at the incentive compensation funding.
Portfolio Managers who are chief investment officers of the investment adviser are covered by a Plan that specifically includes a risk mitigation component in the funding determination.
Certain Portfolio Managers receive a discretionary bonus that is funded based only on corporate results.
Corporate Performance
The Corporate Bonus Plan is an annual bonus plan that provides discretionary awards based on the financial performance of CSC during the annual performance period. Quarterly advances may be paid for the first three quarters. Allocations are discretionary and aligned with CSC and individual performance. Funding for the Plan is determined at the conclusion of the calendar year. Funding will be capped at 200% of target.
Allocation of Discretionary Bonus
At year-end, funding for both components of discretionary bonus is allocated to Plan participants by Schwab Asset Management senior management based on their assessment of a variety of performance factors.
Factors considered in Schwab Asset Management senior management’s allocation process will include objective and subjective factors that will take into consideration total performance and will include, but are not limited to:
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Fund performance relative to performance measure
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Risk management and mitigation
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Individual performance against key objectives
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Contribution to overall group results
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Functioning as an active contributor to the firm’s success
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Team work
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Collaboration between Analysts and Portfolio Managers
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Regulatory/Compliance management
The Portfolio Managers’ compensation is neither based on the value of the assets held in the fund’s portfolio or any Other Managed Account, nor flows into the fund’s portfolio or any Other Managed Account.
Ownership of Fund Shares — Because the fund had not commenced operations prior to the date of this SAI, no information regarding the Portfolio Managers’ “beneficial ownership” of shares of the fund has been included. This information will appear in a future version of the SAI.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Portfolio Turnover
For reporting purposes, the fund’s portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less (short-term securities) are excluded.
A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year.
Typically, funds with high turnover (such as 100% or more) tend to generate higher capital gains and transaction costs, such as brokerage commissions. Because the fund is new, it does not have portfolio turnover rates to report.

Portfolio Transactions
The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. A fund may not incur any commissions or sales charges when it invests in underlying Schwab Funds, but it may incur such costs if it invests directly in other types of securities or in unaffiliated funds. Purchases and sales of securities on a stock exchange, including ETF shares (both unaffiliated ETFs and affiliated Schwab ETFs), or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Exchange fees may also apply to transactions effected on an exchange. Purchases and sales of fixed-income securities may be transacted with the issuer, the issuer’s underwriter or a dealer. The fund does not usually pay brokerage commissions on purchases and sales of fixed-income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the fund may invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the fund will primarily consist of dealer spreads and brokerage commissions.
The investment adviser seeks to obtain the best execution for the fund’s portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling; provision of additional brokerage or research services or products; whether a broker guarantees that the fund will receive, on aggregate, prices at least as favorable as the closing prices on a given day when adherence to “market-on-close” pricing aligns with fund objectives; or whether a broker guarantees that the fund will receive the volume-weighted average price (VWAP) for a security for a given trading day (or portion thereof) when the investment adviser believes that VWAP execution is in the fund’s best interest. In addition, the investment adviser may have incentive sharing arrangements with certain unaffiliated brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.
The investment adviser may cause the fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: company financial data and economic data (e.g., unemployment, inflation rates and GDP figures), stock quotes, last sale prices and trading volumes, research reports analyzing the performance of a particular company or stock, narrowly distributed trade magazines or technical journals covering specific industries, products, or issuers, seminars or conferences registration fees which provide substantive content relating to eligible research, quantitative analytical software and software that provides analyses of securities portfolios, trading strategies and pre/post trade analytics, discussions with research analysts or meetings with corporate executives which provide a means of obtaining oral advice on securities, markets or particular issuers, short-term custody related to effecting particular transactions and clearance and settlement of those trades, lines between the broker-dealer and order management systems operated by a third party vendor, dedicated lines between the broker-dealer and the investment adviser’s order management system, dedicated lines providing direct dial-up service between the investment adviser and the trading desk at the broker-dealer, message services used to transmit orders to broker-dealers for execution, electronic communication of allocation instructions between institutions and broker-dealers, comparison services required by the SEC or another regulator (e.g., use of electronic confirmation and affirmation of institutional trades), exchange of messages among broker-dealers, custodians, and institutions related to a trade, post-trade matching of trade information, routing settlement instructions to custodian banks and broker-dealers’ clearing agents, software that provides algorithmic trading strategies, and trading software operated by a broker-dealer to route orders to market centers or direct market access systems. The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.
The investment adviser may receive a service from a broker or dealer that has both a “research” and a “non-research” use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions or spreads, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.
The investment adviser may purchase for the fund, new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act.
The investment adviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable funds to trade directly with other institutional holders. At times, this may allow funds to trade larger blocks than would be possible trading through a single market maker.
The investment adviser may aggregate securities sales or purchases among two or more funds. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected fund and is consistent with the terms of the investment advisory agreement for such fund. In any single transaction in which purchases and/or sales of securities of any issuer for the account of the fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.
In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the fund on securities exchanges, the investment adviser follows procedures, adopted by the fund’s Board, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.
Brokerage Commissions
The fund is new and, therefore, the fund paid no brokerage commissions for each of the last three fiscal years.
Regular Broker-Dealers
The fund is new and, therefore, has not purchased securities issued by any “regular broker-dealers” (as defined in Rule 10b-1 under the 1940 Act).
PROXY VOTING
The Board has delegated the responsibility for voting proxies to Schwab Asset Management, pursuant to the investment adviser’s Proxy Voting Policy with respect to proxies voted on behalf of the various Schwab Funds’ portfolios. A description of such Proxy Voting Policy is included in Appendix – Proxy Voting Policy.
The Trust is required to disclose annually the fund’s complete proxy voting record on Form N-PX. The fund’s proxy voting record for the most recent 12-month period ended June 30th will be available by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/prospectus. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. The fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.
PORTFOLIO HOLDINGS DISCLOSURE
For this section only, the following disclosure relates to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust (collectively, the Trusts) and each series thereunder (each a fund and collectively, the funds).
The Trusts’ Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds’ portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds’ shareholders, on the one hand, and those of the funds’ investment adviser, sub-adviser (if applicable), principal underwriter or any affiliated person of a fund, its investment adviser, sub-adviser or principal underwriter, on the other. Pursuant to such procedures, the Board has authorized one of the Chief Executive Officer, President, Chief Operating Officer or Chief Financial Officer of the Trusts (in consultation with a fund’s sub-adviser, if applicable) to authorize the release of the funds’ portfolio holdings prior to regular public disclosure (as outlined in the prospectus and below) or regular public filings, as necessary, in conformity with the foregoing principles.
The Board exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of the funds’ policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided “early disclosure” of the funds’ portfolio holdings information and will periodically review any agreements that the Trusts have entered into to selectively disclose portfolio holdings.
Portfolio holdings may be made available on a selective basis to ratings agencies, certain industry organizations, consultants and other qualified financial professionals when the appropriate officer of the Trusts determines such disclosure meets the requirements noted above and serves a legitimate business purpose. Agreements entered into with such entities will describe the permitted use of portfolio holdings and provide that, among other customary confidentiality provisions: (i) the portfolio holdings will be kept confidential; (ii) the person will not trade on the basis of any material non-public information; and (iii) the information will be used only for the purpose described in the agreement.

The funds’ service providers including, without limitation, the investment adviser, subadvisers (if applicable), the distributor, the custodian, fund accountant, transfer agent, certain affiliates of the investment adviser or sub-advisers, counsel, auditor, proxy voting service provider, pricing information vendors, trade execution measurement vendors, portfolio management system providers, cloud database providers, securities lending agents, publisher, printer and mailing agent may receive disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the funds. Schwab Asset Management, any sub-adviser to a fund as disclosed in the most current prospectus, Glass, Lewis & Co., LLC, State Street, Citibank, N.A. and/or Brown Brothers Harriman & Co., as service providers to the funds, are currently receiving this information on a daily basis. Donnelley Financial Solutions, as a service provider to the funds, is currently receiving this information on a quarterly basis. Deloitte, the Transfer Agent, and the Distributor, as service providers to the funds, receive this information on an as-needed basis. Service providers are subject to a duty of confidentiality with respect to any portfolio holdings information they receive whether imposed by the confidentiality provisions of the service providers’ agreements with the Trusts or by the nature of its relationship with the Trusts. Although certain of the service providers are not under formal confidentiality obligations in connection with disclosure of portfolio holdings, a fund will not continue to conduct business with a service provider who the fund believes is misusing the disclosed information.
To the extent that a fund invests in an unaffiliated acquired fund, the Trusts will, when required by Rule 12d1-4, promptly notify the acquired fund, upon causing a fund to acquire more than 3% of the acquired fund’s outstanding shares.
The funds’ policies and procedures prohibit the funds, the funds’ investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.
Generally, a complete list of a fund’s portfolio holdings is published on the fund’s website www.schwabassetmanagement.com on the “Prospectus & Reports” tab under “Portfolio Holdings” generally 60-80 days after a fund’s fiscal quarter-end in-line with regulatory filings unless a different timing is outlined in the fund’s prospectus.
Specifically for the Schwab ETFs (other than the Schwab Ariel Opportunities ETF), each Schwab ETF discloses its portfolio holdings each business day on its website before the opening of regular trading on the ETF’s primary listing exchange in accordance with the requirements of Rule 6c-11 under the 1940 Act. Portfolio holdings information made available in connection with the process of purchasing or redeeming Creation Units for the Schwab ETFs may be provided to other entities that provided services to the funds in the ordinary course of business after it has been disseminated to the NSCC.
The Schwab Money Funds have an ongoing arrangement to make available information about the funds’ portfolio holdings and information derived from the funds’ portfolio holdings to iMoneyNet, a rating and ranking organization, which is subject to a confidentiality agreement. Under its arrangement with the funds, iMoneyNet, among other things, receives information concerning the funds’ net assets, yields, maturities and portfolio compositions on a weekly basis, subject to a one business day lag.
On the website, the funds also may provide, on a monthly or quarterly basis, information regarding certain attributes of a fund’s portfolio, such as a fund’s top ten holdings, sector weightings, composition, credit quality and duration and maturity, as applicable. This information is generally updated within 5-25 days after the end of the period. This information on the website is publicly available to all categories of persons.
The funds may disclose non-material information including commentary and aggregate information about the characteristics of a fund in connection with or relating to a fund or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.
Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases, commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a fund. Commentary and analysis include, but are not limited to, the allocation of a fund’s portfolio securities and other investments among various asset classes, sectors, industries, countries or other relevant category, the characteristics of the stock components and other investments of a fund, the attribution of fund returns by asset class, sector, industry, country or other relevant category, and the volatility characteristics of a fund.
DESCRIPTION OF THE TRUST
The fund is a series of Schwab Capital Trust, an open-end management investment company organized as a Massachusetts business trust with a Declaration of Trust entered into on May 6, 1993 and filed with the Commonwealth of Massachusetts on May 7, 1993.
The fund may hold special shareholder meetings, which may cause the fund to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.
The bylaws of the Trust provide that one-third of shares present in person or represented by proxy and entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then one-third of the aggregate number of shares of that series present in person or represented by proxy and entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then one-third of the aggregate number of shares of that class present in person or represented by proxy and entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any meeting of shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date or time, whether or not a quorum is present. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board to terminate the Trust (or any of its funds) by notice to the shareholders without shareholder approval.
Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust’s obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust’s acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance, which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that the fund could become liable for a misstatement in the prospectus or SAI about another fund.
As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year’s income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the NAV as determined in accordance with the bylaws.
Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND PRICING OF SHARES
Purchasing and Redeeming Shares of the Fund
The fund is open each day that the New York Stock Exchange (NYSE) is open. The NYSE’s trading session is normally conducted from 9:30 a.m. until 4:00 p.m. Eastern Time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE’s trading session closes early. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although it is expected that the same holidays will be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time. Only orders that are received in good order by the fund’s transfer agent no later than the time specified by the Trust will be executed that day at the fund’s share price calculated that day. On any day that the NYSE closes early, the fund reserves the right to advance the time by which purchase, exchange and redemption orders must be received by the fund in order to be executed that day at that day’s share price. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase, exchange and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
The fund has authorized one or more financial intermediaries, including Schwab, to accept on its behalf purchase, exchange and redemption orders. Such financial intermediaries have also been authorized to designate other intermediaries to accept purchase, exchange and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase, exchange or redemption order when an authorized intermediary or, if applicable, an intermediary’s authorized designee, receives such order. Such orders will be priced at the fund’s NAV per share next determined after such orders are received by an authorized intermediary or the intermediary’s authorized designee.
As long as the fund or Schwab follow reasonable procedures to confirm that an investor’s telephone or internet order is genuine, they will not be liable for any losses the investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or internet order, providing written confirmation of telephone or internet orders and tape recording all telephone orders.
Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab, other authorized financial intermediaries or, for direct shareholders, by the fund’s transfer agent.
The Trust’s Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by the fund. The fund’s minimum initial investments and minimum balance requirements, if any, are set forth in the prospectus. The minimums may be changed without prior notice.

The fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC’s prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board may deem advisable. Payment will be made wholly in cash unless the Board believes that economic or market conditions exist that would make such payment a detriment to the best interests of the fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in “Pricing of Shares.” A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.
The fund is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of the fund and increase its expenses, the fund reserves the right, in its sole discretion, to refuse any purchase or exchange order, including any purchase or exchange order which appears to be associated with short-term trading activities or “market timing.” Because market timing decisions to buy and sell securities typically are based on an individual investor’s market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for the fund to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities. More information regarding the fund’s policies regarding “market timing” is included in the fund’s prospectus.
In certain circumstances, shares of the fund may be purchased “in kind” (i.e., in exchange for securities, rather than for cash). The securities tendered as part of an in-kind purchase must be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable as evidenced by a listing on the American Stock Exchange, the NYSE, or NASDAQ. Securities accepted by the fund will be valued, as set forth in the fund’s prospectus, as of the time of the next determination of NAV after such acceptance. The shares of the fund that are issued to the shareholder in exchange for the securities will be determined as of the same time. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the fund and must be delivered to the fund by the investor upon receipt from the issuer. The fund will not accept securities in exchange for its shares unless such securities are, at the time of the exchange, eligible to be held by the fund and satisfy such other conditions as may be imposed by the fund’s investment adviser.
Exchanging Shares of the Fund
Methods to purchase and redeem shares of the fund are set forth in the fund’s prospectus. An exchange order involves the redemption of all or a portion of the shares of one Schwab Fund and the simultaneous purchase of shares of another Schwab Fund. Exchange orders must meet the minimum investment and any other requirements of the fund or class purchased. Exchange orders may not be executed between shares of Sweep Investments® and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement. In addition, different exchange policies may apply to Schwab Funds that are bought and sold through third-party intermediaries and the exchange privilege between Schwab Funds may not be available through third-party intermediaries.
The fund and Schwab reserve certain rights with regard to exchanging shares of the fund. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund’s operations; (ii) refuse orders that appear to be associated with short-term trading activities; and (iii) materially modify or terminate the exchange privilege upon 60 days’ written notice to shareholders.
Delivery of Shareholder Documents
Typically once a year, an updated prospectus will be mailed or electronically delivered to shareholders describing the fund’s investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed or electronically delivered (or a notice will be mailed and financial reports will be made available on the fund’s designated website) to shareholders describing the fund’s performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called “householding.” If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by the fund or other date as communicated by the financial intermediary.
Pricing of Shares
Each business day, the fund calculates its share price, NAV per share, as of the close of the NYSE (generally 4:00 p.m. Eastern Time). This means that NAVs are calculated using the values of the fund’s portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or that the investment adviser deems to be unreliable are required to be valued at fair value following procedures approved by the Board. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate their share prices as of the normally scheduled close of regular trading on the NYSE for that day.
To the extent the fund invests in foreign securities, shareholders should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of some of the fund’s securities may change on days when it is not possible to buy or sell shares of the fund.

The fund uses approved pricing sources (including pricing services) to provide values for its portfolio securities. Values are generally determined by the approved pricing sources as follows: generally, securities traded on stock exchanges, excluding the NASDAQ National Market System, are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are generally valued at an evaluated price using a mid-price as supplied by an approved, independent pricing service. The mid-price is the mean of the bid and ask prices as calculated by the pricing service. Generally securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the official closing price or last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate. Fixed-income securities normally are valued based on valuations provided by approved pricing services. Securities will be fair valued pursuant to procedures approved by the fund’s Board when market quotations are not “readily available” or the investment adviser deems them unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular domestic market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. The Board has designated the investment adviser as the valuation designee (Valuation Designee) for the fund to perform the fair value determination relating to all fund investments. The Valuation Designee periodically provides reports to the Board on items related to its fair value of fund investments.
In accordance with the 1940 Act, the underlying funds in which the fund invests are valued at their respective NAV as determined by those funds. The underlying funds that are money market funds may value their portfolio securities based on the value or amortized cost method. The other underlying funds value their portfolio securities based on market quotes if they are readily available.
TAXATION
This discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Federal Tax Information for the Fund
It is the fund’s policy to qualify for taxation as a “regulated investment company” (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code. By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the fund does not qualify as a RIC under the Internal Revenue Code, it will be subject to federal income tax on its net investment income and any net realized capital gains. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.
The fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other funds. The fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, the fund must, among other requirements, distribute annually to its shareholders an amount at least equal to the sum of 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and 90% of its net tax-exempt income. Among these requirements are the following: (i) at least 90% of the fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.
Certain master limited partnerships may qualify as “qualified publicly traded partnerships” for purposes of the Subchapter M diversification rules described above. To do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, the partnership must meet the 90% gross income requirements for the exception from treatment as a corporation with gross income other than income consisting of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.
The Internal Revenue Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their “ordinary income” (as defined in the Internal Revenue Code) for the calendar year plus 98.2% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, the fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year and certain amounts with respect to which estimated taxes are paid in such calendar year. The fund may in certain circumstances be required to liquidate fund investments to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the fund to satisfy the requirements for qualification as a RIC.
If the fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the fund’s current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. The Board reserves the right not to maintain the qualification of the fund as a RIC if it determines such course of action to be beneficial to shareholders.
Although the fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, the fund will be subject to federal income tax to the extent any such income or gains are not distributed. If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. To the extent that a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares.
The fund’s transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Internal Revenue Code and are subject to special tax rules. In a given case, these rules may accelerate income to the fund, defer its losses, cause adjustments in the holding periods of the fund’s assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the fund and its shareholders.
The fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement described above. The fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the fund’s other investments and shareholders are advised on the nature of the distributions.
With respect to investments in zero coupon or other securities which are sold at original issue discount and thus do not make periodic cash interest payments, the fund will be required to include as part of its current income the imputed interest on such obligations even though the fund has not received any corresponding interest payments on such obligations during that period. Because the fund distributes all of its net investment income to its shareholders, the fund may have to sell fund securities to distribute such imputed income which may occur at a time when the investment adviser would not have chosen to sell such securities and which may result in taxable gain or loss.
Federal Income Tax Information for Shareholders
The discussion of federal income taxation presented below supplements the discussion in the fund’s prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in the fund.
Any dividends declared by the fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. In general, distributions by the fund of investment company taxable income (including net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income. A portion of these distributions may be treated as qualified dividend income (eligible for the reduced rates to individuals as described below) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares of the fund on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of the fund become ex-dividend with respect to such dividend (and the fund must also satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue

Code. Dividends received by the fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or RIC. It is expected that dividends received by the fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.
Distributions from net capital gains (if any) that are reported as capital gain dividends are taxable as long-term capital gains without regard to the length of time the shareholder has held shares of the fund. However, if you receive a capital gain dividend with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the capital gain dividend, be treated as a long-term capital loss.
The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20%, depending on whether the taxpayer’s income exceeds certain threshold amounts.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from the fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
The fund will inform you of the amount of your ordinary income dividends and capital gains distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes, including what portion of the distributions will be qualified dividend income, shortly after the close of each calendar year. For corporate investors in the fund, dividend distributions the fund reports to be from dividends received from qualifying domestic corporations will be eligible for the 50% corporate dividends-received deduction to the extent they would qualify if the fund were a regular corporation. Distributions by the fund also may be subject to state, local and foreign taxes, and their treatment under applicable tax laws may differ from the federal income tax treatment.
In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder’s fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses, and those held for more than one year will generally result in long-term capital gains or losses.
The maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.
Gain or loss on the sale or redemption of shares in the fund is measured by the difference between the amount received and the adjusted tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distribution) so they can compute the tax basis of their shares.
A loss realized on a sale or exchange of shares of the fund may be disallowed if other substantially identical shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the shares are disposed of. In such a case, the basis of the shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.
At the beginning of every year, the fund will provide shareholders with a tax reporting statement containing information detailing the estimated tax status of any distributions that the fund paid during the previous calendar year.
If the fund makes a distribution to a shareholder in excess of the fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter, as capital gain. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. To the extent that a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares.
The fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of taxable dividends and redemption proceeds paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.
Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that U.S. source interest related dividends and short-term capital gain dividends generally are not subject to U.S. withholding taxes if the fund elects to make reports with respect to such dividends. Distributions to foreign shareholders of such short-term capital gains and long-term capital gains, and any gains from the sale or other disposition of shares of the fund, generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Internal Revenue Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Foreign shareholders may also be subject to U.S. estate taxes with respect to shares in the fund. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Notwithstanding the foregoing, a portion of the income, if any, derived by the fund from investments in REITs that hold residual interests in real estate mortgage investment conduits (REMICs) may be classified as “excess inclusion income.” With respect of foreign shareholders, no exemption or reduction in withholding tax will apply to such excess inclusion income.
The fund is required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. entities that fail to comply with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the fund to enable the fund to determine whether withholding is required.
Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (UBTI). Under current law, the fund generally serves to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the fund where, for example, (i) the fund invests in REITs that hold residual interests in REMICs, thereby causing the fund to derive “excess inclusion income,” or (ii) shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Internal Revenue Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. In addition, tax may be imposed on the fund on the portion of any excess inclusion income allocable to any shareholders that are classified as “disqualified organizations.” There are no restrictions preventing the fund from holding investments in REITs that hold residual interests in REMICs, and the fund may do so. The Internal Revenue Service has issued recent guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.
Non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary REIT dividends and income derived from MLP investments. The fund is permitted to pass through to shareholders the character of ordinary REIT dividends so as to allow non-corporate shareholders to claim this deduction. There currently is no mechanism for the fund to pass through to non-corporate shareholders (whether investing directly or indirectly through the fund) the character of income derived from MLP investments or for the fund to pass through to non-corporate shareholders the ability to claim this deduction with respect to income derived from MLP investments.
The fund can have income, gains or losses from any distributions or redemptions in the underlying funds. The fund cannot use gains distributed by one underlying fund to offset losses in another underlying fund. Redemptions of shares in an underlying fund, including those resulting from allocation changes, could also cause additional distributable gains to shareholders, a portion of which may be short-term capital gains distributable as ordinary income. Further, a portion of any losses on underlying fund share redemptions may be deferred under the “wash sale” rules. As a result of these factors, the fund’s “fund of funds” structure could affect the amount, timing and character of distributions to shareholders.
Income that the fund receives from sources within various foreign countries may be subject to foreign income taxes withheld at the source. If the fund has more than 50% of its assets invested in foreign securities at the end of its taxable year, it may elect to “pass through” to its shareholders the ability to take either the foreign tax credit or the deduction for foreign taxes. Pursuant to this election, U.S. shareholders must include in gross income, even though not actually received, their respective pro rata share of foreign taxes, and may either deduct their pro rata share of foreign taxes (but not for alternative minimum tax purposes) or credit the tax against U.S. income taxes, subject to certain limitations described in the Internal Revenue Code sections 901 and 904. A shareholder who does not itemize deductions may not claim a deduction for foreign taxes. It is expected that the fund will not have more than 50% of its assets invested in foreign securities at the close of its taxable year, and therefore will not be permitted to make this election. Each shareholder’s respective pro rata share of foreign taxes the fund pays will, therefore, be netted against its share of the fund’s gross income. To the extent, however, the fund invests in an underlying mutual fund that elects to pass through foreign taxes, the fund will be able to pass through the taxes paid by the underlying mutual fund in a given year, provided that at least 50% of the value of the fund’s total assets is invested in underlying mutual funds at the end of each quarter of such taxable year.
The fund may invest in non-U.S. corporations, which could be treated as a passive foreign investment company (PFIC) or become a PFIC under the Internal Revenue Code. This could result in adverse tax consequences upon the disposition of, or the receipt of “excess distributions” with respect to, such equity investments. To the extent the fund does invest in PFICs, it may elect to treat the PFIC as a “qualified electing fund” or mark-to-market its investments in PFICs annually. In either case, the fund may be required to distribute amounts in excess of realized income and gains. To the extent the fund does invest in foreign securities which are determined to be PFIC securities and are required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the fund’s shareholders. Therefore, the payment of this tax would reduce the fund’s economic return from its PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.
Section 988 of the Internal Revenue Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by the fund. Under these rules, foreign exchange gain or loss realized by the fund with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. Foreign currency losses could result in distributions of ordinary income being reclassified as a return of capital for tax purposes.
Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged to consult their tax advisors as to the state and local tax rules affecting investments in the fund.

APPENDIX – PROXY VOTING POLICY
The Charles Schwab Family of Funds Schwab Investments Schwab Capital Trust Schwab Annuity Portfolios Laudus Trust Schwab Strategic Trust

PROXY VOTING POLICY
AS OF MARCH 2026

The Boards of Trustees (the “Board”) of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, and Laudus Trust (“Schwab Funds”) and Schwab Strategic Trust (“Schwab ETFs”; collectively with Schwab Funds, the “Funds”) have delegated to the Funds’ investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”), the responsibility to vote proxies relating to the Funds’ portfolio securities pursuant to CSIM’s Proxy Voting Policy (“CSIM Proxy Policy”). On an annual basis, CSIM will report to the Board any changes to the CSIM Proxy Policy and on the implementation of the CSIM Proxy Policy.

Charles Schwab Investment Management, Inc.

PROXY VOTING POLICY
AS OF MARCH 2026

I.
INTRODUCTION

Charles Schwab Investment Management, Inc. (“CSIM”), as an investment adviser, is responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients that have delegated the authority to vote proxies to CSIM. CSIM’s Proxy Committee exercises and documents CSIM’s responsibility with regard to voting of client proxies, including the review and approval of the Proxy Voting Policy (the “Proxy Policy”). CSIM’s Investment Stewardship Team has the primary responsibility for overseeing that voting is carried out consistent with the Proxy Policy. The Investment Stewardship Team also conducts research into proxy issues and carries out engagement activities with companies. The Proxy Committee receives regular reports from the Investment Stewardship Team on these activities.
II.
PHILOSOPHY

As a leading asset manager, it is CSIM’s responsibility to use its proxy votes to encourage transparency, corporate governance structures, and management of material risks that it believes protect and promote shareholder value.
Just as the investors in CSIM’s equity funds generally have a long-term investment horizon, CSIM takes a long-term, measured approach to investment stewardship. CSIM’s client-first philosophy drives all of its efforts, including its approach to decision making. In the investment stewardship context, that unfolds through CSIM’s efforts to appropriately manage risk by encouraging transparency and focusing on corporate governance structures that will help protect and promote shareholder value. CSIM also recognizes that companies can conduct themselves in ways that have important environmental and social consequences. Therefore, CSIM’s focus on maximizing long-term shareholder value includes consideration of potential material environmental and social impacts that we believe are relevant to individual companies.
In general, CSIM believes corporate directors, as the elected representatives of all shareholders, are best positioned to oversee the management of their companies. Accordingly, CSIM typically supports a board of directors’ and management’s recommendations on proxy matters. However, CSIM will vote against management’s recommendations when it believes doing so will protect or promote long-term shareholder value.
III.
USE OF PROXY ADVISORS

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Glass, Lewis & Co., LLC (“Glass Lewis”) and Institutional Shareholder Services Inc. (“ISS”).
The services provided by Glass Lewis include global issuer research and analysis, as well as a voting platform used to submit our votes, reporting and record keeping. CSIM has also retained ISS to provide research and analysis on certain topics and may retain additional experts in the proxy voting, corporate governance and other areas of material risk in the future.
IV.
PROXY VOTING PRINCIPLES

CSIM invests on behalf of its clients in companies domiciled all over the world. Since corporate governance standards and best practices differ by country and jurisdiction, the market context is taken into account in the analysis of proposals. Furthermore, there are instances where CSIM may determine that voting is not in the best interests of its clients (typically due to costs or to trading restrictions) and will refrain from submitting votes.
The Proxy Committee reviews CSIM’s proxy voting guidelines with input from the Investment Stewardship Team at least annually and evaluates them in light of the long-term best interests of shareholders. In addition, for U.S. companies, contested director elections, “vote no” campaigns, mergers and acquisitions, some executive compensation, election of director and reincorporation proposals, and many shareholder proposals, including environmental, social, political and governance-related proposals, such as those requesting additional disclosures, are voted on a case-by-case basis by the Investment Stewardship Team.
While the voting policy is in place to provide structure and guidance and ensure CSIM’s approach is consistent and repeatable, CSIM recognizes instances may arise that would benefit from additional research and analysis to determine CSIM’s policy recommendation. As such, CSIM reserves the right to use discretion and apply a case-by-case approach when determining its vote decision for any proposal that it believes warrants added scrutiny by the Investment Stewardship Team.
The following is a summary of CSIM’s proxy voting principles which are grouped according to types of proposals usually presented to shareholders in proxy statements.
1

A.
DIRECTORS AND AUDITORS

i.
Directors
As a starting point, CSIM expects boards to be composed of at least a majority of independent directors and to be responsive to shareholders. CSIM also expects directors that serve on a company’s nominating, compensation or audit committee to be independent. CSIM believes that diversity of background, experience, and skills contribute to a board’s ability to make effective decisions on behalf of shareholders.
Factors that may result in a vote against one or more directors:
●
The board is not majority independent
●
A company board is not sufficiently diverse with respect to background, or the board has not provided a reasonable explanation of board diversity or lack thereof
●
Non-independent directors serve on the nominating, compensation or audit committees
●
A director recently failed to attend at least 75% of meetings or serves on an excessive number of publicly traded company boards
●
A director approved executive compensation schemes that appear misaligned with shareholders’ interests
●
A director recently acted in a manner inconsistent with this Proxy Policy or failed to be responsive to shareholder concerns
●
The company has not provided explicit disclosure of board oversight of material risks
ii.
Contested Director Elections
A proxy contest is when a dissident shareholder (or group of shareholders) proposes outside nominees to compete against incumbent directors. A “Vote No” campaign is when an activist shareholder attempts to solicit votes against certain directors. CSIM evaluates proxy contests and Vote No campaigns on a case-by-case basis and votes for the outcome it believes will maximize long-term shareholder value. CSIM considers numerous factors when making its voting decision, including but not limited to the merit of the campaign, the qualifications of director nominees, long-term company performance compared to peers, board oversight of material risks, and, in the case of proxy contests, the dissident’s and management’s strategic plans for driving improvements.
iii.
Auditors
CSIM typically supports the ratification of auditors unless CSIM believes that the auditors’ independence may have been compromised.
Factors that may result in a vote against the ratification of auditors:
●
Audit-related fees are less than half of the total fees paid by the company to the audit firm
●
A recent material restatement of annual financial statements
●
A pattern of inaccurate audits or other behavior that may call into question an auditor’s effectiveness
B.
BOARD MATTERS

i.
Classified Boards
CSIM generally does not support classified board proposals unless management has provided valid reasoning for the structure.
ii.
Majority Voting
CSIM generally supports majority voting proposals when they call for plurality voting standards in contested elections.
iii.
Proxy Access
CSIM typically supports proxy access proposals when the following criteria are met:
●
Ownership threshold of at least 3% of the company’s outstanding shares held for at least three years
●
Number of nominees is no more than 20% of current board (rounded down to nearest whole number)
●
Group size is capped at 20 shareholders
iv.
Board Leadership Structure: Separation of Chair and CEO role / Independent Chair
CSIM believes that boards are typically best positioned to determine their leadership structure. Therefore, CSIM will typically not support shareholder proposals requiring the separation of the Chair and CEO roles or mandating an independent Chair unless there are concerns regarding a board’s accountability or responsiveness to shareholders.
Factors that may result in supporting such proposals include:
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●
The board does not have a lead independent director or lacks a robust lead independent director
●
The board is not two-thirds independent
●
The company did not implement a shareholder proposal that was passed by shareholders
●
The company nominated directors for election who did not receive a majority of shareholder support at the previous shareholder meeting
●
The company had material financial statement restatements
●
The company’s board adopted a Shareholder Rights Plan during the past year without submitting it to shareholders for approval
●
Ongoing executive compensation concerns
●
Ongoing financial underperformance
C.
COMPENSATION

i.
Advisory Vote on Executive Compensation and Frequency
CSIM generally supports advisory votes on executive compensation (which are proposed by management and are known as “Say-On-Pay”) when the compensation scheme appears aligned with shareholder economic interests and lacks problematic features.
Factors that may result in a vote against a company’s Say-On-Pay proposal:
●
There is a disconnect identified between executive pay and company performance
●
Executive compensation is out of line with industry peers considering the company’s performance over time
●
Executive compensation plan includes significant guaranteed bonuses or has a low amount of compensation at risk
●
Executive compensation plan offers excessive one-time payments, perquisites, tax-gross up provisions, or golden parachutes
●
Compensation amounts are increased, or goals are lowered without providing a valid explanation
●
Executive compensation plan lacks adequate disclosure or rationale for decisions related to goals and amounts
ii.
Equity Compensation Plans
CSIM generally supports stock-based compensation plans when they do not overly dilute shareholders by providing participants with excessive awards and lack problematic features.
Factors that may result in a vote against Equity Compensation Plans:
●
Plan’s total potential dilution appears excessive
●
Plan’s burn rate appears excessive compared to industry peers
●
Plan allows for the re-pricing of options without shareholder approval
●
Plan has an evergreen feature
iii.
Employee Stock Purchase Plans
CSIM supports the concept of broad employee participation in a company’s equity. Therefore, CSIM typically supports employee stock purchase plans when the shares can be purchased at 85% or more of the shares’ market value.
iv.
Re-price/Exchange Option Plans
CSIM generally only supports management proposals to re-price options when the plan excludes senior management and directors, does not excessively dilute shareholders, and the company has not significantly underperformed its industry peers over time.
v.
Compensation-Related Shareholder Proposals
CSIM generally votes with management on compensation-related shareholder proposals. CSIM believes the responsibility for designing an effective executive compensation program lies with the board’s compensation committee, rather than shareholders. Therefore, rather than supporting policies proposed by shareholders, a more appropriate way for shareholders to express discontent with a company’s policies and practices is through the election of directors, the advisory vote on executive compensation, proposals regarding equity plans and/or other executive compensationspecific proposals.
D.
ANTI-TAKEOVER

i.
Shareholder Rights Plans
Shareholder Rights Plans constrain a potential acquirer’s ability to buy shares in a company above a certain threshold without the approval of the company’s board of directors. While such a plan may help a company in achieving a higher bid, it may also entrench the incumbent management and board. CSIM believes that shareholders should have the right to
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approve a Shareholder Rights Plan within a year of its adoption. CSIM generally votes against such plans if they do not have safeguards to protect shareholder interests.
Factors that may result in a vote against a Shareholder Rights Plan proposal:
●
Plan does not expire in a relatively short time horizon
●
Plan does not have a well-crafted permitted bid or qualified offer feature that mandates shareholder votes in certain situations
●
Plan automatically renews without shareholder approval
●
Company’s corporate governance profile is problematic
ii.
Right to Call Special Meeting
CSIM generally votes against shareholder proposals asking for shareholders to be given the right to call a special meeting unless the threshold to call a special meeting is 25% or more of shares outstanding to avoid wasting corporate resources.
iii.
Right to Act by Written Consent
CSIM generally votes against shareholder proposals asking for shareholders to be given the right to act by written consent if the company already offers shareholders the right to call special meetings. CSIM expects appropriate mechanisms for implementation.
iv.
Supermajority Voting
CSIM generally supports the concept of simple majority standards to pass proposals.
E.
CAPITAL STRUCTURE, MERGERS AND ACQUISITIONS

i.
Increase in Authorized Common Shares
CSIM typically supports proposals to increase the authorized shares unless the company does not sufficiently justify the need for the use of the proposed shares.
ii.
Preferred Shares
CSIM generally supports proposals to create a class of preferred shares with specific voting, dividend, conversion and other rights.
iii.
Mergers and Acquisitions
CSIM generally supports transactions that appear to maximize shareholder value. CSIM assesses these proposals on a case-by-case basis and considers the proposed transaction’s strategic rationale, the offer premium, the board’s oversight of the sales process, and other pertinent factors.
F.
ENVIRONMENTAL AND SOCIAL SHAREHOLDER PROPOSALS

Effective oversight of material environmental and social risks relevant to a company and its business is an essential board function. In CSIM’s view, appropriate risk oversight of environmental and social issues contributes to sustainable long-term value and companies should provide pertinent information on material risks common to their industry and specific to their business. CSIM evaluates, on a case-by-case basis, shareholder proposals regarding environmental and social issues, including those calling for additional disclosure of material risks to a company, with emphasis placed on those risks identified within the framework of the Sustainability Accounting Standards Board (SASB).
CSIM recognizes that financial performance can be impacted by a company’s environmental, social and human capital management policies. CSIM’s case-by-case evaluation of these proposals takes into consideration a company’s current practices, level of reporting, disclosures by its peers, and the existence of controversies or litigation related to the issue.
CSIM believes that, in most instances, boards are best positioned to determine their company’s strategy and manage its operations, and generally does not support shareholder proposals seeking a change in business practices.
i.
Climate Change Proposals
CSIM believes that companies should provide pertinent information on the management of potential climate change-related risks, with the understanding that the relevance of this disclosure for any specific company will vary depending on its industry and operations. We generally support proposals requesting additional disclosure on climate change-related impacts when the company’s current reporting is inadequate.
ii.
Corporate Political Activity Proposals
CSIM expects boards of directors to have a stated oversight process for political contributions and lobbying activities. CSIM evaluates proposals asking for disclosure of a company’s political contributions and lobbying activities on a case-by-case basis and considers supporting them if there is no evidence of board oversight, a political spending policy and/or a
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company’s disclosure is deficient and lags that of its peers.
V.
ADMINISTRATION

A.
CONFLICTS OF INTERESTS

CSIM maintains the following practices that seek to prevent undue influence on its proxy voting activity. Such influence might arise from any relationship between the company holding the proxy (or any shareholder or board member of the company) and CSIM, CSIM’s affiliates, a mutual fund or exchange-traded fund managed by CSIM (“Affiliated Fund”), an affiliate of such Fund, or a CSIM employee. The Proxy Committee has directed that Glass Lewis be instructed to vote any such proxies in the same proportion as the votes of all other shareholders in the fund (i.e., “echo vote”).
With respect to proxies of an underlying Affiliated Fund, the Investment Stewardship Team will ensure that such proxies are “echo voted,” unless otherwise required by law. When required by law or applicable exemptive order, the Investment Stewardship Team will also ensure the “echo voting” of an unaffiliated mutual fund or exchange traded fund. For example, certain exemptive orders issued to a fund by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the fund, under certain circumstances, to “echo vote” proxies of registered investment companies that serve as underlying investments of the fund.
In addition, with respect to holdings of The Charles Schwab Corporation (“CSC”) (ticker symbol: SCHW), the Investment Stewardship Team will ensure such proxies are echo-voted, unless otherwise required by law.
Where the Proxy Committee has delegated an item to the Investment Stewardship Team, CSIM has taken certain steps to mitigate perceived or potential conflicts of interest, including, but not limited to, the following:
●
maintaining a reporting structure that separates employees with voting authority from those with sales or business relationship authority,
●
reporting of potential conflicts to the Proxy Committee to review the conflict and provide final vote determination,
●
defaulting to the standard CSIM Proxy Voting Policy.
In all other cases, proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM’s clients, will be delegated to Glass Lewis to be voted in accordance with CSIM’s Proxy Voting Guidelines which are set each year based on governance criteria and not influenced by any individual issuer or ballot item.
Where CSIM’s Investment Stewardship Team conducts an engagement meeting with a company, CSIM has taken certain steps to mitigate perceived or potential conflicts of interest, including, but not limited to, the following:
●
ensuring that no members of the board of (i) CSC or (ii) an Affiliated Fund, which are affiliated with such company, are participants in such meetings.
B.
FOREIGN SECURITIES/SHAREBLOCKING

Voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:
●
proxy statements and ballots written in a foreign language,
●
untimely and/or inadequate notice of shareholder meetings,
●
restrictions of foreigner’s ability to exercise votes,
●
requirements to vote proxies in person,
●
requirements to provide local agents with power of attorney to facilitate CSIM’s voting instructions.
In consideration of the foregoing issues, CSIM, in conjunction with Glass Lewis, uses its best efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time before and/or after the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs Glass Lewis not to vote such foreign proxies (share-blocking).
C.
SECURITIES LENDING

Certain of the funds managed by CSIM enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security’s
5

voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a fund’s securities on loan when deemed appropriate and in the best interest of shareholders and it complies with all reporting requirements.
D.
SUB-ADVISORY RELATIONSHIPS

Where CSIM has delegated day-to-day investment management responsibilities to an investment sub-adviser, CSIM may (but generally does not) delegate proxy voting responsibility to such investment sub-adviser. In addition, CSIM may share proxy voting with an investment sub-adviser. Each sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to make voting decisions in the best interest of each investment company and its shareholders, or other client associated with the securities it has been allocated. Each sub-adviser to whom proxy voting has been delegated must inform CSIM of its voting decisions to allow CSIM to implement the votes or in the case of shared voting responsibility, potentially override the sub-adviser’s vote recommendation. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser’s proxy voting policy to determine whether it believes that each sub-adviser’s proxy voting policy is generally consistent with the maximization of the value of CSIM’s clients’ investments by protecting the long-term best interest of shareholders.
E.
REPORTING AND RECORD RETENTION

CSIM will maintain, or cause Glass Lewis to maintain, records that identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients’ proxy voting records and procedures.
CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940, as amended, and the Investment Company Act of 1940, as amended.
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Schwab Funds®
Schwab® Target 2070 Index Fund	SWYPX
STATEMENT OF ADDITIONAL INFORMATION
February 23, 2026
The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund’s prospectus dated February 23, 2026 (as amended from time to time).
The fund’s audited financial statements, as they become available, will contain important information about the fund.
For a free copy of any of these documents, to request other information, or ask questions about the fund, call 1-877-824-5615. For TDD service, call 1-800-345-2550. In addition, you may visit www.schwabassetmanagement.com/prospectus for a free copy of these documents.
The fund is a series of Schwab Capital Trust (the Trust). The fund is part of the Schwab complex of funds (Schwab Funds). Charles Schwab Investment Management, Inc., dba Schwab Asset Management®, is the investment adviser to the fund (investment adviser).
REG129665-01

INVESTMENT OBJECTIVES
The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Change of Investment Objective
The investment objective for the fund is not fundamental and therefore may be changed by the fund’s Board of Trustees (the Board) without shareholder approval. There is no guarantee the fund will achieve its investment objectives.
INVESTMENT STRATEGIES
The fund seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds are referred to herein as the “underlying funds”). The fund has a policy to invest, under normal circumstances, at least 80% of its assets (net assets, including, for this purpose, any borrowings for investment purposes) in underlying funds that are managed to seek investment returns that track particular market indices. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests in the underlying funds in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, cash and cash equivalents (including money market funds) in accordance with their own investment objectives and policies. The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target retirement date. At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 54.0% fixed-income securities, and 2.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities, and money market securities. These investments and the risks normally associated with these investments are discussed below.
ETFs are investment companies that typically are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end funds or unit investment trusts (UITs). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. Shares of an ETF may be bought and sold throughout the day at market prices, which may be higher or lower than the shares’ net asset value (NAV). Market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to various factors including changes in the ETF’s NAV, the value of ETF holdings, and supply of and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to their NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as Authorized Participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) their NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of securities, they are subject to the same market fluctuations as these types of securities in volatile market swings. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges.
Mutual Funds (open-end mutual funds) are registered investment companies that issue and redeem their shares on a continuous basis.
Closed-End Funds are registered investment companies that offer a fixed number of shares and are usually listed on an exchange. These funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in various types of securities, such as stocks, bonds and money market securities. These funds also make various investments and use certain techniques to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in these funds generally reflect the risks of the securities in which these funds invest and the investment techniques they may employ. Also, these funds charge fees and incur operating expenses.
Equity Funds typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Equity funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Some equity funds invest exclusively in equity securities and may focus on a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus on a specific industry or group of industries. The greater the fund’s investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of a portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of a portfolio. The underlying equity fund(s) that the fund may currently invest in are listed in the fund’s prospectus. An equity fund’s other investments and use of investment techniques also will affect its performance and portfolio value.
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Small-Cap Equity Funds typically seek capital growth and invest primarily in equity securities of companies with smaller market capitalizations. Small-cap equity funds generally make similar types of investments and employ similar types of techniques as other equity funds, except that they focus on stocks issued by companies at the lower end of the total capitalization of the U.S. stock market. These stocks tend to be more volatile than stocks of companies of larger capitalized companies. Small-cap equity funds, therefore, tend to be more volatile than equity funds that invest in mid- or large-cap stocks, and are normally recommended for long-term investors. The underlying small-cap equity fund(s) that the fund may currently invest in is listed in the fund’s prospectus. For a more detailed discussion of the risks of small-cap stocks, please refer to “Equity Securities” later in the document.
International Equity Funds typically seek capital growth and invest primarily in equity securities of foreign issuers. Global equity funds invest primarily in equity securities of both domestic and foreign issuers. International and global equity funds generally make similar types of investments and employ similar types of investment techniques as other equity funds, except they focus on stocks of foreign issuers. Some international and global equity funds invest exclusively in foreign securities. Some of these funds may invest in securities of issuers located in emerging or developing securities markets. These funds have greater exposure to the risks associated with international investing. International and global equity funds also may invest in foreign currencies and depositary receipts and enter into futures and options contracts on foreign currencies and forward foreign currency exchange contracts. The underlying international equity fund(s) that the fund may currently invest in is listed in the fund’s prospectus. For a more detailed discussion of the risks of international stocks, please refer to “Foreign Securities” later in the document.
Fixed-Income Funds typically seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Fixed-income funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Fixed-income funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the prices of debt securities generally rise, which may affect the values of fixed-income funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A fixed-income fund holding these securities would be forced to invest the principal received from the issuer in lower yielding debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a fixed-income fund if the value of its securities are depreciated as a result of the higher market interest rates. In addition, when interest rates rise, bond prices fall as a general rule. This means that the value of an investor’s shares in a fixed-income fund could decline in response to a rise in interest rates. Fixed-income funds also are subject to the risk that the issuers of the securities in their portfolios will not make timely interest and/or principal payments or fail to make them at all. The underlying bond fund(s) that the fund may currently invest in is listed in the fund’s prospectus. For a more detailed discussion of the risks of bonds, please refer to “Debt Securities” later in the document.
Money Market Funds typically seek current income by investing in money market securities. Certain money market funds seek a stable share price of $1.00, while others have a share price that fluctuates. Money market securities include commercial paper and short-term U.S. government securities, certificates of deposit, bankers’ acceptances and repurchase agreements. Some money market securities may be illiquid or restricted securities or purchased on a delayed-delivery or when-issued basis. The underlying money market fund(s) that the fund may currently invest in is listed in the prospectus. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances. For a more detailed discussion of the risks of money market securities, please refer to “Money Market Securities” later in the document.
INVESTMENTS, SECURITIES AND RISKS
The different types of investments that the underlying funds typically may invest in, the investment techniques they may use and the risks normally associated with these investments are also discussed below. The following investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the fund’s acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances does not require the fund to sell an investment if it could not then make the same investment. Not all investment securities or techniques discussed below are eligible investments for the fund.
From time to time the fund may hold certain securities not otherwise discussed in this SAI as a permissible investment for the fund. To the extent an investment becomes part of the fund’s principal or non-principal investment strategy, the fund will take the necessary steps to identify them as permissible investments. In addition, the fund may receive (i.e., not actively invest) such securities as a result of a corporate action, such as securities dividends, spin-offs or rights issues. In such cases, the fund will not actively add to its position and generally will dispose the securities as soon as reasonably practicable.
The fund may also invest in securities other than shares of underlying funds, such as stocks, bonds, and money market securities, and engage in certain investment techniques, which are outlined below. For purposes of the descriptions below, references to “the fund” may include each underlying fund, as well as the fund. Not all securities or techniques discussed below are eligible investments for the fund.
Borrowing — The fund may borrow for temporary or emergency purposes; for example, the fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. The fund’s borrowings will be subject to interest costs. Borrowing can also involve leveraging when securities are purchased with the borrowed money. Leveraging creates interest expenses that can exceed the
2

income from the assets purchased with the borrowed money. In addition, leveraging may magnify changes in the NAV of the fund’s shares and in its portfolio yield. The fund is required to comply with the asset coverage requirements of the 1940 Act, when it engages in borrowing activities. If assets used to secure a borrowing decrease in value, the fund may be required to pledge additional collateral to avoid liquidation of those assets.
The fund may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the fund within 60 days and is not extended or renewed. The fund may use the lines to meet large or unexpected redemptions that would otherwise force the fund to liquidate securities under circumstances which are unfavorable to the fund’s remaining shareholders. The fund will pay fees to the banks for using its lines.
Build America Bonds are taxable municipal bonds with federal subsidies for a portion of the issuer’s borrowing costs. Build America Bonds were issued through the Build America Bond program, which was created as part of the American Recovery and Reinvestment Act of 2009 (the Act). The objective of the program was to reduce the borrowing costs of state and local governments. Because the Act was not extended beyond its expiration date on December 31, 2010, tax subsidies do not apply to Build America Bonds issued following such date (if any). However, Build America Bonds outstanding and issued before such date remain eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds.
If the fund holds Build America Bonds, the fund may be eligible to receive a federal income tax credit; however, the issuer of a Build America Bond may instead elect to receive a cash payment directly from the federal government in lieu of holders such as the fund receiving a tax credit. The interest on Build America Bonds is taxable for federal income tax purposes and will be distributed to shareholders as taxable ordinary income. For any tax credit Build America Bond held by the fund, the fund may elect to pass through to its shareholders any tax credits from those bonds that otherwise would be allowed to the fund. These tax credits can generally be used to offset U.S. federal income taxes and the federal alternative minimum tax, but such credits are generally not refundable. Any unused credits may be carried forward to succeeding taxable years.
Concentration means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry’s securities. Certain underlying funds may concentrate their investments in a particular industry or group of industries.
Cyber Security Risk — As the use of technology, including cloud-based technology, and the frequency of cyber attacks in the market has become more prevalent, the fund is potentially more susceptible to operational and information security risks resulting from breaches in cybersecurity that may lead to financial losses. A breach in cybersecurity refers to both intentional and unintentional events that may, among other things, cause the fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, or otherwise disrupt normal business operations. This in turn could adversely affect the fund and its shareholders by, among other things, interfering with the processing of shareholder transactions; impeding the fund’s ability to calculate its NAV; causing the release or misuse of confidential fund information or private shareholder information (which may violate privacy and other laws, including those related to identity theft). A cyber attack may cause financial losses by impeding trading, causing reputational damage, and subjecting the fund to regulatory penalties, fines, reimbursement or other compensation costs. Additional compliance costs could be associated with corrective measures and/or cybersecurity risk management. Cybersecurity breaches may involve unauthorized access to the fund’s digital information systems (e.g., through “hacking” or malicious software coding), and may come from multiple sources, including from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) or cyber extortion, including exfiltration of data held for ransom and/or “ransomware” attacks that render systems inoperable until ransom is paid, or insider actions (e.g., intentionally or unintentionally harmful acts of adviser personnel). In addition, cybersecurity breaches involving the fund’s third-party service providers (e.g., the fund’s custodian and transfer agent), trading counterparties or issuers in which the fund invests can also subject the fund to many of the same risks associated with direct cybersecurity breaches or extortion of data. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures or breaches may result in financial losses to the fund and its shareholders. For example, cybersecurity failures or breaches involving trading counterparties or issuers in which the fund invests could adversely impact such counterparties or issuers and cause the fund’s investment to lose value.
Although the investment adviser has business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in these plans and systems, including the possibility that certain risks have not been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the fund does not directly control the cybersecurity systems of issuers in which the fund may invest, trading counterparties or third-party service providers to the fund. Such entities have experienced cyber attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful. There is also a risk that cybersecurity breaches may not be detected. There can be no assurance that the fund will not suffer losses relating to cyber attacks on the fund, their service providers, trading counterparties or the issuers in which the fund invests.
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Debt Securities are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically “IOUs,” but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed-, variable- or floating-rate of interest on the amount of money borrowed (the principal) until it is paid back upon maturity.
Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Conversely, when interest rates rise, the prices of debt securities generally fall. Debt securities may also experience price changes when interest rates are anticipated to change. Certain debt securities have call features that allow issuers to redeem their outstanding debts prior to final maturity. Depending on the call feature, an issuer may pre-pay its outstanding debts and issue new ones paying lower interest rates. This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre-set call price. If an issuer redeems its debt securities prior to final maturity, the fund may have to replace these securities with lower yielding securities, which could result in a lower return. This is known as prepayment risk and is more likely to occur in a falling interest rate environment. When borrowers pay off their debt securities sooner than expected, the fund would have to reinvest that money at the lower prevailing interest rate, which may reduce the returns of the fund. In a rising interest rate environment, prepayment on outstanding debt securities is less likely to occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.
A change in a central bank’s monetary policy or economic conditions may lead to a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of debt securities in which the fund invests. Some debt securities, such as bonds with longer durations, are more sensitive to interest rate changes than others and may experience an immediate and considerable reduction in value if interest rates rise. Longer duration securities tend to be more volatile than shorter duration securities. As the values of debt securities in the fund’s portfolio adjust to a rise in interest rates, the fund’s share price may fall. In the event that the fund holds a large portion of its portfolio in longer duration securities when interest rates increase, the share price of the fund may fall significantly.
Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- and/or high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or “junk bonds.” The market for these securities has historically been less liquid and more volatile than for investment-grade securities.
Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S. government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by the perceived credit quality of their issuer.
Depositary Receipts include American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), and are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.
Investments in the securities of foreign issuers may subject the fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments; withholding taxes on income, or possible imposition of withholding taxes on income; possible seizure, nationalization or expropriation of foreign deposits; possible establishment of exchange controls; or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Please see the section titled “Foreign Securities” for more detail.
Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.
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Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.
Derivative Instruments are commonly defined to include instruments or contracts whose values depend on (or “derive” from) the value of one or more other assets such as securities, currencies, or commodities. These “other assets” are commonly referred to as “underlying assets.”
A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and applying these structures to a wide range of underlying assets. Risk management strategies include investment techniques designed to facilitate the sale of portfolio securities, manage the average duration of the portfolio or create or alter exposure to certain asset classes, such as equity, other debt or foreign securities.
In addition to the derivative instruments and strategies described in this SAI, the investment adviser expects to discover additional derivative instruments and other investment, hedging or risk management techniques. The investment adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with the fund’s investment objective and permitted by the fund’s investment limitations, operating policies and applicable regulatory authorities.
The fund or underlying fund’s derivative instruments can create (i) leverage risk, which generally refers to the risk that derivatives transactions can magnify the fund’s gains and losses, (ii) market risk, which generally refers to the risk from potential adverse market movements in relation to the fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts fund returns and the fund’s obligations and exposures, (iii) counterparty risk, which generally refers to the risk that a counterparty on a derivatives transaction may not be willing or able to perform its obligations under the derivatives contract, and the related risks of having concentrated exposure to such a counterparty, (iv) liquidity risk, which generally refers to the risk involving the liquidity demands that derivatives transactions can create to make payments of margin, collateral, or settlement payments to counterparties, (v) operational risk, which generally refers to the risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error and (vi) legal risk, which generally refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a contract. Certain of these risks are described in more detail as they apply to specific derivative instruments in the following sub-sections of this SAI.
Forward Contracts are sales contracts between a buyer (holding the “long” position) and the seller (holding the “short” position) for an asset with delivery deferred to a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.
Futures Contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. The fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodity Futures Trading Commission (CFTC) licenses and regulates on foreign exchanges. Although positions are usually marked-to-market on a daily basis with an intermediary (executing broker), there remains a credit risk with the futures exchange.
The fund must maintain a small portion of its assets in cash to process shareholder transactions and to pay its expenses. To reduce the effect this otherwise uninvested cash would have on its performance, the fund may purchase futures contracts. Such transactions allow the fund’s cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. Also, the fund may purchase or sell futures contracts on a specified foreign currency to “fix” the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. The fund may enter into futures contracts for other reasons as well.
When buying or selling futures contracts, the fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as “initial margin” and must be in the form of liquid assets, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as “variation margin” may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as “marking-to-market.” The initial margin amount will be returned to the fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage.
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While the fund may purchase and sell futures contracts to simulate full investment, there are risks associated with these transactions. Adverse market movements could cause the fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, the fund incurs transaction costs (e.g., brokerage fees) when engaging in futures trading. To the extent the fund also invests in futures to simulate full investment, these same risks apply.
When interest rates are rising or securities prices are falling, the fund may seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When interest rates are falling or prices are rising, the fund, through the purchase of futures contracts, may attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, the fund may sell futures contracts on a specified currency to protect against a decline in the value of that currency and its portfolio securities that are denominated in that currency. The fund may purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the fund has acquired or expects to acquire.
Futures contracts may require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time the fund seeks to close out a futures position. If the fund is unable to close out its position and prices move adversely, the fund would have to continue to make daily cash payments to maintain its margin requirements. If the fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, the fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. The fund seeks to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.
Options Contracts generally provide the right, but not the obligation, to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.
A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date or dates in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer’s losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset, in part, by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call.
A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. The purpose of writing such options is to generate additional income for the fund. However, in return for the option premium, the fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase. When the fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. If a put provider fails to honor its commitment upon the fund’s attempt to exercise the put, the fund may have to treat the security’s final maturity as its effective maturity. If that occurs, the security’s price may be negatively impacted, and its sensitivity to interest rate changes may be increased, possibly contributing to increased share price volatility for the fund. This also could lengthen the fund’s overall average effective maturity. Standby commitments are types of puts.
The fund may purchase and write put and call options on any securities in which it may invest or any securities index or basket of securities based on securities in which it may invest. In addition, the fund may purchase and sell foreign currency options and foreign currency futures contracts and related options. The fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as “closing purchase transactions.” The fund may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.
An exchange-traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although the fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If the fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.
Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may
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interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (OCC) may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.
Options trading involves additional risks because of the low margin deposits required and the extremely high degree of leverage that options trading may involve. There may be imperfect correlation between the change in market value of the securities held by the fund and the prices of the options, possible lack of a liquid secondary market, and the resulting inability to close such positions prior to their maturity dates.
The fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the fund, does not exceed 5% of its net assets.
Derivatives Regulatory Matters — In October 2020, the SEC adopted a rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that rescinded and withdrew the guidance of the SEC and its staff regarding asset segregation and cover transactions previously applicable to the fund’s use of such transactions. The rule requires the fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (VaR) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless the fund satisfies a “limited derivatives users” exception that is included in the rule. Under the rule, when the fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether the fund satisfies the limited derivatives users exception, but for funds subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the rule regarding the use of securities lending collateral that may limit the fund’s securities lending activities. In addition, under the rule, the fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the Delayed-Settlement Securities Provision). The fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the fund or underlying fund to use derivatives, and reverse repurchase agreements and similar financing transactions, when-issued, delayed delivery and forward commitment transactions, and unfunded commitment agreements as part of its investment strategies. These requirements may increase the cost of the fund’s investments and cost of doing business, which could adversely affect investors. The investment adviser cannot predict the effects of these regulations on the fund. The investment adviser seeks to manage the fund in a manner consistent with achieving the fund’s investment objectives, but there can be no assurance that it will be successful in doing so.
The CFTC regulates the trading of commodity interests, including certain futures contracts, options, and swaps in which the fund may invest. A fund that invests in commodity interests will generally be subject to certain CFTC regulatory requirements if it is considered a “commodity pool.” A notice of eligibility for exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act, as amended (CEA) has been filed, by the investment adviser, with respect to the fund’s operation. Therefore, the fund and its investment adviser are not subject to registration or regulation as a CPO under the CEA. If the fund’s investment adviser were no longer able to claim the exclusion, the fund’s investment adviser may be required to register as a CPO and the fund and its investment adviser would be subject to regulation as a CPO under the CEA. If the fund or its investment adviser is subject to CFTC regulation, it may incur additional expenses and/or may choose to make changes to its investment strategies.
Diversification involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a series of an open-end investment management company. The fund is a diversified mutual fund.
Emerging or Developing Markets exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. There are no strict definitions of what is emerging or developing versus what is considered developed and certain countries are considered emerging or developing in some indices yet developed in others.
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The fund’s investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging market country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by the imposition of sanctions, trade barriers, confiscations, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures or retaliatory actions imposed or negotiated by the countries with which they trade. Countries with emerging or developing securities markets may additionally experience problems with share registration, settlement and custody, which may result in losses to the fund.
In addition to the risks of investing in emerging market country debt securities, the fund’s investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. The fund may have limited recourse in the event of default on such debt instruments.
Investing in China involves certain additional risks and considerations not typically associated with investing in other more established economies or securities markets. China based companies that incorporate in the People’s Republic of China (PRC) can issue different classes of shares depending on where they are listed and which investors are allowed to own them. These are referred to as Class A Shares, Class B shares, and Class H shares, which are all renminbi-denominated shares that trade in different currencies depending on what stock exchange they are listed on. Class H Shares trade on the Hong Kong Stock Exchange, are quoted and traded in Hong Kong dollars, and have no restrictions on who can trade them. Class B Shares trade on either the Shanghai or Shenzhen stock exchanges and can only be traded by non-residents of the PRC or residents with appropriate foreign currency dealing accounts. They trade in U.S. dollars on the Shanghai exchange and in Hong Kong dollars on the Shenzhen exchange. Class A Shares trade on either the Shanghai or Shenzhen exchanges and are quoted in renminbi. Class A Shares may only be traded by residents of the PRC, or under the Qualified Foreign Institutional Investor (QFII) rules, or through the Stock Connect programs (Shanghai-Hong Kong or Shenzhen-Hong Kong). Finally, China based companies that are controlled by PRC residents or PRC state entities and have a majority of their revenue or assets in the PRC may incorporate outside the PRC and trade on an exchange outside the PRC in the currency of the exchange. These are referred to as “Red Chip” (Hong Kong), “P Chip” (Hong Kong), “S Chip” (Singapore), or “N Shares” (United States). The multiplicity of share classes and various restrictions on ownership, in addition to the ability of Chinese regulatory authorities and Chinese issuers to suspend trading and their willingness to exercise this option in response to market volatility and other events, can significantly impact liquidity and volatility of the Chinese market and the markets for Chinese securities. In addition, to the extent that the fund invests in China A Shares, there may be legal restrictions imposed by the PRC on the repatriation of assets or proceeds from the sale of China A Shares. Further, there are quotas on the amount China A Shares available either to QFIIs or through the Stock Connect programs. These quotas are applicable to the entire market, not to a specific fund, but they impact the ability of the fund to implement its investment strategy.
The fund may invest a portion of its assets in certain operating companies in China through legal structures known as variable interest entities (VIEs). In China, ownership of companies in certain sectors by non-Chinese individuals and entities (including U.S. persons and entities, such as the fund) is prohibited. To facilitate indirect foreign investment in these businesses, many Chinese companies have created VIE structures. In such an arrangement, a China-based operating company typically establishes a shell entity in another jurisdiction, such as the Cayman Islands. The shell company enters into service and other contracts with the China-based operating company, and then issues shares on an exchange (such as the New York Stock Exchange or the Hong Kong Stock Exchange). Non-Chinese investors hold stock in the shell entity rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based operating company through contractual means rather than through formal equity ownership. The contractual arrangements also permit the VIE to consolidate the China-based operating company into its financial statements.
Although VIE structures are a longstanding industry practice and well known to officials and regulators in China, VIE structures are not formally recognized under Chinese law nor have they been tested in court and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. As a result, investors face the risk that future actions by the Chinese government, at any time and without advance notice, could significantly affect the China-based operating company’s financial performance and the enforceability of the VIE structure’s contractual arrangements. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to this structure will be adopted (in each case either generally or with respect to specific industries, sectors or companies) and, if adopted, what impact they would have on the interests of shareholders in the VIE structure. Under extreme circumstances, China could prohibit the existence of VIE structures or limit a VIE structure’s ability to pass through economic and governance rights to non-Chinese individuals and entities or otherwise determine that the contractual arrangements as part of the VIE structure are unenforceable or contravene applicable law or regulations. If the Chinese government takes these or similar actions affecting VIE structures, the market value of the fund’s associated portfolio holdings in VIE structures would likely suffer significant, detrimental, and possibly permanent negative effects, which could result in substantial investment losses to the fund (i.e., such investments could become worthless) with no recourse available.
In addition, Chinese companies, including China-based operating companies listed on U.S. exchanges through a VIE structure, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies based in more developed countries. As a result, information about the Chinese securities and securities in the VIE structure in which the fund invests may be less reliable or complete than investments in other securities. Foreign companies listed on U.S. exchanges, including China-based operating companies that utilize a VIE
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structure, also could face delisting or other ramifications for failure to meet the requirements of the SEC, the Public Company Accounting Oversight Board or other U.S. regulators. Delisting would significantly decrease the liquidity and value of the securities, decrease the ability of the fund to transact in such securities and may increase the transaction costs of the fund if the fund is required to seek other markets in which to transact in those securities.
Investments involving a VIE structure may also pose additional risks because such investments are made through a company whose interests in the underlying China-based operating company are established through contract rather than through equity ownership. For example, in the event of a dispute, the contractual claims with respect to the China-based operating company may be deemed unenforceable in the PRC, thus limiting (or eliminating) the remedies and rights available to the VIE and its investors. Such legal uncertainty may also be exploited against the interests of the investors in the VIE structure. Further, the interests of the direct equity owners of the China-based operating company may conflict with the interests of the investors in the VIE structure, and the fiduciary duties of the officers and directors of the China-based operating company may differ from, or conflict with, the fiduciary duties of the officers and directors of the shell entity in which the fund invests.
The Chinese government has historically exercised substantial control over the Chinese economy and China-based operating companies, such as through administrative regulation, state ownership and/or other forms of involvement. Actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China and operations of certain China-based operating companies. In addition, the Chinese government has actively intervened in Chinese companies’ operations and structures and taken (and may continue to take) actions that impact such companies’ structures and operations. Also, such governmental action may include ownership or control directly or indirectly by the central, provincial or municipal governments of the People’s Republic of China or by the People’s Liberation Army (the military arm of the Chinese Communist Party) and, thus, the fund’s investments in Chinese companies are subject to increased risks of political changes, social instability and/or regulatory developments. In general, investments in China involve risk of a total loss due to government action or inaction or other adverse circumstances.
There is the potential of increased tariffs and restrictions on trade between the United States and the PRC. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on PRC companies and a commensurately negative impact on a fund. In addition, the U.S. and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries, including China. See “Market Disruptions Risk” and “Foreign Securities” risk.
Equity Securities represent ownership interests in a company, and are commonly called “stocks.” Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company’s financial condition, market conditions and political, economic or even company-specific news. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.
Types of equity securities include common stocks, preferred stocks, convertible securities, rights and warrants, ADRs, GDRs, EDRs, interests in real estate investment trusts and business development companies (for more information on real estate investment trusts (REITs), see the section titled “Real Estate Investment Trusts”).
Common Stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation’s directors and any other matters submitted to the corporation’s shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer’s earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners.
Common stocks are typically categorized by their market capitalization as large-, mid- or small-cap. Small-cap stocks include common stocks issued by operating companies with market capitalizations that place them at the lower end of the stock market, as well as the stocks of companies that are determined to be small based on several factors, including the capitalization of the company and the amount of revenues. Historically, small-cap company stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.
These factors and others may cause sharp changes in the value of a small-cap company’s stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks, and the fund’s positions in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of the fund’s investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a fund that invests in small-cap stocks may change sharply during the short term and long term.
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Mid-cap stocks include common stocks issued by operating companies with market capitalizations that place them between the upper and lower end of the stock market, as well as the stocks of companies that are determined to be mid-sized based on several factors, including the capitalization of the company and the amount of revenues. REITs and other real estate companies may be small- to medium-sized companies in relation to the equity markets as a whole. Historically, mid-cap stocks have been riskier than large-cap stocks. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of mid-sized companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. During a period when mid-cap stocks fall behind other types of investments – large-cap stocks, for instance – the fund’s mid-cap holdings could reduce performance.
Preferred Stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation’s assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, the fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.
Convertible Securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable.
Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. Convertible securities are also rated below investment grade (high yield) or are not rated, and are subject to credit risk.
Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and the fund’s ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.
Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a conversion feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer’s common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.
Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because its conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.
Initial Public Offering (IPO) — The fund may purchase shares issued as part of, or a short period after, a company’s IPO, and may at times dispose of those shares shortly after their acquisition. The fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.
Master Limited Partnerships (MLPs) are limited partnerships in which the common units are publicly traded. MLP common units are freely traded on a securities exchange or in the over-the-counter market and are generally registered with the SEC. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. MLPs generally have two classes of owners, the general partner and limited partners. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general
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partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role, if any, in the partnership’s operations and management.
MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (minimum quarterly distributions). Common and general partner interests also accrue arrearages in distributions to the extent the minimum quarterly distribution is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the minimum quarterly distribution; however, subordinated units do not accrue arrearages. Distributable cash in excess of the minimum quarterly distribution paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions are intended to encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results are intended to benefit all security holders of the MLP, however, such incentive distribution payments give rise to potential conflicts of interest between the common unit holders and the general partner.
MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges or over-the-counter, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. The fund may purchase common units in market transactions as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common units along with general partner units have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.
MLP subordinated units are typically issued by MLPs to their original sponsors, such as their founders, corporate general partners of MLPs, entities that sell assets to the MLP, and investors. Subordinated units may be purchased directly from these persons as well as newly-issued subordinated units from MLPs themselves. Subordinated units have similar voting rights as common units and are generally not publicly traded. Once the minimum quarterly distribution on the common units, including any arrearages, has been paid, subordinated units receive cash distributions up to the minimum quarterly distribution prior to any incentive payments to the MLP’s general partner. Unlike common units, subordinated units do not have arrearage rights. In the event of liquidation, common units and general partner interests have priority over subordinated units. Subordinated units are typically converted into common units on a one-to-one basis after certain time periods and/or performance targets have been satisfied. The purchase or sale price of subordinated units is generally tied to the common unit price less a discount. The size of the discount varies depending on the likelihood of conversion, the length of time remaining to conversion, the size of the block purchased relative to trading volumes, and other factors, including smaller capitalization partnerships or companies potentially having limited product lines, markets or financial resources, lacking management depth or experience, and being more vulnerable to adverse general market or economic development than larger more established companies.
General partner interests of MLPs are typically retained by an MLP’s original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP’s aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights, which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.
Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
Certain MLPs are dependent on their parent companies or sponsors for a majority of their revenues. Any failure by an MLP’s parents or sponsors to satisfy their payments or obligations would impact the MLP’s revenues and cash flows and ability to make distributions.
Real Estate Investment Trusts (REITs) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITs may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of Subchapter M of
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the Internal Revenue Code of 1986, as amended (Internal Revenue Code). To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.
Like any investment in real estate, a REIT’s performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties. Additionally, declines in the market value of a REIT may reflect not only depressed real estate prices, but may also reflect the degree of leverage utilized by the REIT.
In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.
Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than – and at times will perform differently from – large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the fund, a shareholder will bear indirectly a proportionate share of the REIT’s expenses in addition to their proportionate share of the fund’s expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act and CFTC regulations.
Rights and Warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Stock Substitution Strategy is a strategy, whereby certain underlying index funds may, in certain circumstances, substitute a similar stock for a security in their indexes.
Business Development Companies (BDCs) are closed-end investment companies that have elected to be BDCs under the 1940 Act and are taxed as regulated investment companies (RICs) under the Internal Revenue Code. BDCs operate as venture capital companies and typically invest in, lend capital to, and provide significant managerial assistance to developing private companies or thinly-traded public companies. Under the 1940 Act, BDCs are required to invest at least 70% of their total assets primarily in securities of privately-held U.S. companies or thinly-traded U.S. public companies, cash, cash equivalents, U.S. government securities and high-quality debt investments that mature in one year or less. In addition, a BDC may only incur indebtedness in amounts such that the BDC’s coverage ratio of total assets to total senior securities equals 150% or 200%, as applicable.
BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below investment grade quality (junk bonds). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that investors may not be able to make a fully informed evaluation of the BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s NAV (for more information on BDCs, see the section titled “Securities of Other Investment Companies”).
Foreign Currency Transactions — The fund may invest in foreign currency-denominated securities, purchase and sell foreign currency options and foreign currency futures contracts and related options and engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (forwards) with terms generally of less than one year. The fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities.
The fund may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure
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to a particular foreign currency. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, the fund may engage in forward foreign currency exchange contracts in order to secure exchange rates for fund securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.
The fund may engage in forward foreign currency exchange options and contracts to protect the value of specific portfolio positions, which is called “position hedging.” When engaging in position hedging, the fund may enter into forward foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities that the fund expects to purchase).
Buying and selling foreign currency exchange options and contracts involves costs and may result in losses. The ability of the fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to declines in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for the fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the fund’s holdings of securities denominated in a particular currency and forward contracts into which the fund enters. Such imperfect correlation may cause the fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. The fund’s transactions in foreign currency exchange contracts may cause a portion of the fund’s distributions to constitute returns of capital for tax purposes. To the extent a foreign currency transaction involves a derivative instrument, the risks discussed under “Derivative Instruments,” above, also will apply.
Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.
Forwards will be used primarily to adjust the foreign exchange exposure of the fund and the fund might be expected to enter into such contracts under the following circumstances:
Lock In — When the investment adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.
Cross Hedge — If a particular currency is expected to decrease against another currency, the fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the fund’s portfolio holdings denominated in the currency sold.
Direct Hedge — If the investment adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the investment adviser thinks that the fund can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, the fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but the fund would benefit from an increase in value of the bond.
Proxy Hedge — The investment adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, the fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
Costs of Hedging — When the fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar. It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in the fund’s NAV per share.
Tax Consequences of Hedging — Under applicable tax law, the fund may be required to limit its gains from hedging in foreign currency forwards, futures, and options. Although the fund is expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the fund and could affect whether dividends paid by the fund are classified as capital gains or ordinary income.
Foreign Securities — Investments in foreign securities involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. The fund’s investments in foreign securities may include securities of issuers domiciled in a foreign jurisdiction but which are listed on a U.S. exchange
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and included in the fund’s index, as well as securities generally available in foreign markets. Foreign securities in which the fund may invest include those issued by foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, a compromise in public health and safety, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, currency blockage, the imposition of sanctions and other similar measures, change of government or war could affect the value of foreign investments. Additionally, a country could experience a public health threat such as an infectious illness which could reduce consumer demand or economic output and/or result in market closures, travel restrictions or quarantines, all of which could affect the value of that country’s securities and impact global markets. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. Bankruptcy laws in some foreign countries are sometimes biased to the borrowers and against the creditors. These factors and others may increase the risks with respect to the liquidity of the fund, and its ability to meet a large number of shareholder redemption requests.
In addition, the fund’s investments in foreign securities may be subject to economic sanctions or other government restrictions. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent the fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact the fund’s liquidity and performance. Unilateral actions by a foreign government may also impact a fund’s ability to operate in full conformity with required U.S. regulations. As a result, such restrictions may limit the fund’s ability to meet a large number of shareholder redemption requests.
Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to the fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for the fund.
Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, the fund may hold cash investments in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause the fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the fund.
During the 2008-2009 global financial crisis, financial markets in Europe experienced significant volatility due, in part, to concerns about rising levels of government debt and the prevalence of increased budget deficits. As a result, many economies in the region suffered through prolonged economic downturns. Due to the economic integration of the region, another economic downturn in one European country may have a negative impact on the economies of other European countries.
As the fund may hold investments in issuers that are located in Europe or that depend on revenues generated from operations in Europe, any material negative developments in Europe could have a negative impact on the value and liquidity of these investments, which could harm the fund’s performance.
Foreign Institutions involve additional risks. The fund may invest in U.S. dollar-denominated securities issued by foreign institutions or securities that are subject to credit or liquidity enhancements provided by foreign institutions. Foreign institutions may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements that are comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have effects on the value of securities issued or supported by foreign institutions. For example, conditions within and
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around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of these securities. In addition, there may be difficulties in obtaining or enforcing judgments against foreign institutions that issue or support securities in which the fund may invest. These factors and others may increase the risks with respect to the liquidity of the fund, and its ability to meet a large number of shareholder redemption requests.
High-Yield Securities, also called lower quality bonds (junk bonds), are frequently issued by companies without long track records of sales and earnings, or by those of questionable credit strength, and are more speculative and volatile (though typically higher yielding) than investment grade bonds. Adverse economic developments could disrupt the market for high-yield securities, and severely affect the ability of issuers, especially highly-leveraged issuers, to service their debt obligations or to repay their obligations upon maturity.
Also, the secondary market for high-yield securities at times may not be as liquid as the secondary market for higher-quality debt securities. As a result, the investment adviser could find it difficult to sell these securities or experience difficulty in valuing certain high-yield securities at certain times. Prices realized upon the sale of such lower rated securities, under these circumstances, may be less than the prices at which the fund purchased them.
Thus, high-yield securities are more likely to react to developments affecting interest rates and market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. When economic conditions appear to be deteriorating, medium- to lower-quality debt securities may decline in value more than higher-quality debt securities due to heightened concern over credit quality, regardless of prevailing interest rates. Prices for high-yield securities also could be affected by legislative and regulatory developments. These laws could adversely affect the fund’s NAV and investment practices, the secondary market value for high-yield securities, the financial condition of issuers of these securities and the value of outstanding high-yield securities.
Hybrid Instruments are a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a benchmark). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the fund. The fund will not invest more than 5% of its total assets in hybrid instruments.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Indexing Strategies involve tracking the securities represented in, and therefore the performance of, an index. An underlying index fund normally will invest primarily in the securities of its index. Moreover, the underlying index fund seeks to invest so that its portfolio performs similarly to that of its index. Correlation for an underlying index fund is calculated using daily returns, according to a mathematical formula which measures correlation between the fund’s portfolio and index returns. An underlying index fund may rebalance its holdings in order to track its index more closely. A perfect correlation of 1.0 is unlikely as the fund incurs operating and trading expenses unlike its index.
There can be no guarantee that the performance of an underlying index fund will achieve a high degree of correlation with that of its index. A number of factors may affect an underlying index fund’s ability to achieve a high correlation with its index, including the degree to which the fund utilizes a sampling technique. The correlation between the performance of an underlying index fund and its index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the underlying index fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the underlying index fund but not to the index.
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Illiquid Securities or Investments means any investment that the fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity of the fund’s investments is monitored under the supervision and direction of the Board and is governed by the 1940 Act and rules promulgated thereunder, which provide that a fund may not acquire any illiquid investments if, immediately after the acquisition, the fund would have invested more than 15% of the fund’s net assets in illiquid investments. Investments currently not considered liquid include, among others, repurchase agreements not maturing within seven days that are not subject to a demand feature of seven days or less and certain restricted securities. Any investment may become illiquid at times of market dislocation.
Inflation/Deflation Risk — The fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from the fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund’s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund’s assets.
Inflation-Protected Securities are fixed-income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Other issuers pay out the Consumer Price Index (CPI) accruals as part of a semiannual coupon.
Inflation-protected securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis equal to a fixed percentage of the inflation adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation-protected bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. An underlying fund may also invest in other inflation related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond to be repaid at maturity may be less than the original principal amount and, therefore, is subject to credit risk.
The value of inflation-protected bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the expected rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-protected bonds is tied to the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (CPI-U), published monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by the IRS to be taxable income in the year it occurs. An underlying fund’s distributions to shareholders may include interest income and the income attributable to principal adjustments, both of which will be taxable to shareholders. The tax treatment of the income attributable to principal adjustments may result in the situation where an underlying fund needs to make its required annual distributions to shareholders in amounts that exceed the cash received. As a result, the underlying fund may need to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.
Interfund Borrowing and Lending — The SEC has granted an exemption to the fund that permits the fund to borrow money from and/or lend money to other funds in the Fund Complex as defined under “Management of the Fund.” All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board.
International Bonds are certain obligations or securities of foreign issuers, including Eurodollar Bonds, which are U.S. dollar-denominated bonds issued by foreign issuers payable in Eurodollars (U.S. dollars held in banks located outside the United States, primarily Europe), Yankee Bonds, which are U.S. dollar-denominated bonds issued in the U.S. by foreign banks and corporations, and EuroBonds, which are bonds
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denominated in U.S. dollars and usually issued by large underwriting groups composed of banks and issuing houses from many countries. Investments in securities issued by foreign issuers, including ADRs and securities purchased on foreign securities exchanges, may subject the fund to additional investment risks, such as adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, non-U.S. withholding taxes and the adoption of other foreign governmental restrictions.
Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and transaction costs may be higher. Foreign issuers of securities or obligations are often subject to accounting requirements and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.
Large Redemptions Risk — Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of the fund’s shares. Redemptions by these shareholders of their holdings in the fund or large redemptions by several shareholders may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities when it would not otherwise do so, which could result in a loss to the fund, negative impact to the fund’s brokerage costs, acceleration of the realization of taxable income if sales of securities result in capital gains or other income (which particularly would impact shareholders who do not hold their fund shares in an IRA, 401(k) plan or other tax-advantaged investment plan), or higher portfolio turnover. Investors should consider whether the fund is an appropriate investment in light of their current financial position and goals.
Market Disruptions Risk — The fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, tariffs, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, epidemics and pandemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the fund to lose value. These events can also impair the technology and other operational systems upon which the fund’s service providers, including Schwab Asset Management as the fund’s investment adviser, rely, and could otherwise disrupt the fund’s service providers’ ability to fulfill their obligations to the fund.
A widespread health crisis, such as an infectious disease outbreak, epidemic or pandemic, could cause substantial market volatility, securities exchange suspensions, restrictions or closures, and other deleterious effects, any of which could disrupt fund operations and adversely affect fund performance. For example, the outbreak of COVID-19, a novel coronavirus disease, caused volatility, severe market dislocations and liquidity constraints in many markets, including those in which the fund invests. Efforts to contain the spread of infectious disease could result in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that could have negative economic effects. Such disruptions could lead to instability in the market place, including losses and overall volatility. Future health crises could adversely affect economies, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.
A decrease in the share price of issuers in the same or related industries or sectors that comprise a large portion of the overall market or major market indices could disproportionately impact financial markets, even if other industries or sectors are performing well otherwise. To the extent such issuers are financially interconnected or their securities behave similarly, events affecting one issuer or their industry or sector could have an outsized effect.
War, terrorism and related responses and events could cause substantial market volatility, disrupt fund operations and adversely affect fund performance. For example, Russia’s military invasion of Ukraine in February 2022, responses by the United States and other countries to the invasion and the potential for wider conflict have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals that, among other restrictions, prohibit companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. Additionally, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant market disruptions and volatility. These events and other similar events could negatively affect the fund’s performance.
U.S. and global markets have experienced increased volatility in past years, including as a result of the failures of certain U.S. and non-U.S. banks, which could be harmful to the fund and issuers in which it invests. For example, if a bank in which the fund or an issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any
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potential impacts to the fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the fund and issuers in which it invests.
International trade tensions may arise from time to time which could result in trade tariffs, embargos or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, an oversupply of certain manufactured goods, substantial price reductions of goods, possible failure of individual companies or industries, slower economic growth or recession, inflation, increased unemployment or market volatility, any of which could have a negative impact on the fund’s performance. Recently the United States has increased tariffs or threatened to increase tariffs on imports from certain countries and on certain imported goods. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to retaliatory actions by other countries and an escalation of trade barriers, and could heighten the aforementioned risks to the fund.
The foregoing could lead to a significant economic downturn or recession, increased market volatility, market closures, changes in interest rates, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the fund. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.
To satisfy any shareholder redemption requests during periods of extreme volatility, it is more likely the fund may be required to dispose of portfolio investments at inopportune times or prices.
Money Market Securities are high-quality, short term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker’s acceptances, notes and time deposits. Certificates of deposit and time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Banker’s acceptances are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Commercial paper consists of short term, unsecured promissory notes issued to finance short term credit needs.
Money market securities pay fixed-, variable- or floating-rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately; these puts, which are sometimes called demand features or guarantees, are agreements that allow the buyer to sell a security at a specified price and time to the seller or “put provider.” When the fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.
The fund may keep a portion of its assets in cash for business operations. The fund may invest in money market securities to reduce the effect this otherwise uninvested cash would have on its performance. The fund may also invest in money market securities to the extent it is consistent with its investment objective.
Banker’s Acceptances or Notes are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. The fund will invest only in banker’s acceptances of banks that have capital, surplus and undivided profits in the aggregate in excess of $100 million.
Certificates of Deposit or Time Deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. The fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits, in the aggregate, in excess of $100 million.
Commercial Paper consists of short term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.
Fixed Time Deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The fund will not invest in fixed time deposits, that (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Promissory Notes are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.
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Repurchase Agreements are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer’s holding period. Any repurchase agreements the fund enters into will involve the fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short, from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause the fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement’s seller, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. Certain repurchase agreements the fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. The fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.
Mortgage-Backed Securities (MBS) and other Asset-Backed Securities (ABS) may be purchased by the fund. MBS represent participations in mortgage loans, and include pass-through securities, adjustable rate mortgages, collateralized mortgage obligations and stripped MBS. MBS may be issued or guaranteed by U.S. government agencies or instrumentalities, such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). MBS may also be issued by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage banks, commercial banks, and special purpose entities (collectively, “private lenders”). MBS are based on different types of mortgages including those on commercial real estate and residential property. MBS issued by private lenders may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of credit enhancement. To the extent that the fund invests in MBS issued by private lenders, such securities may be issued in the form of several tranches. Depending on their respective seniority, individual tranches are subject to increased (and sometimes different) credit, prepayment and liquidity and valuation risks as compared to other tranches. These securities are often subject to greater credit, prepayment and liquidity and valuation risks than an MBS issued by a U.S. government agency or instrumentality. The investment adviser will consider the creditworthiness of the guarantee providers and/or credit enhancement providers in determining whether a MBS issued by a private lender meets the fund’s investment quality standards. There can be no guarantee that the enhancement provider or guarantor of a MBS can meet their obligations under the enhancement or guarantee arrangements.
The average life of a MBS is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Scheduled payments and prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool.
The National Housing Act authorized Ginnie Mae to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration (FHA) or guaranteed by the U.S. Department of Veterans Affairs. The Ginnie Mae guarantee is backed by the full faith and credit of the U.S. government. Ginnie Mae is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.
Freddie Mac was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. Fannie Mae was established in 1938 to create a secondary market in mortgages the FHA insures. Securities issued by Freddie Mac and Fannie Mae are not backed by the full faith and credit of the U.S. government.
For more information on securities issued by Fannie Mae and Freddie Mac, see “U.S. Government Securities.” On June 3, 2019, under the “Single Security Initiative” undertaken by the Federal Housing Finance Agency (FHFA) seeking to maximize the liquidity for both Fannie Mae and Freddie Mac MBS in the “to-be-announced” (TBA) market, Fannie Mae and Freddie Mac started issuing uniform MBS (UMBS) in place of their previous offerings of TBA-eligible MBS. While the initial effects of the issuance of UMBS on the market for MBS and on the fund’s ability to invest in UMBS have been minimal, the long-term effects of the Single Security Initiative are uncertain.
Commercial Mortgage-Backed Securities (CMBS) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for CMBS developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family MBS. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Collateralized Debt Obligations — The fund may invest in collateralized debt obligations (CDOs), which include collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO
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trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the fund’s prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the fund may invest in CDOs that are subordinate to other classes; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) credit ratings by major credit rating agencies may be no indication of the creditworthiness of the security.
Collateralized Mortgage Obligation (CMO) is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, Fannie Mae, and their income streams, as well as private issuers.
CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
In a typical CMO transaction, a corporation (issuer) issues multiple series (e.g., A, B, C, Z) of CMO bonds (Bonds). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (Collateral). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.
The rate of principal payment on MBS and ABS generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the price and yield on any MBS or ABS is difficult to predict with precision and price and yield to maturity may be more or less than the anticipated yield to maturity. If the fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Amounts available for reinvestment by the fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.
While many MBS and ABS are issued with only one class of security, many are issued in more than one class, each with different payment terms. Multiple class MBS and ABS are issued as a method of providing credit support, typically through creation of one or more classes whose right to payments on the security is made subordinate to the right to such payments of the remaining class or classes. In addition, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include stripped securities, which are MBS and ABS entitling the holder to disproportionate interest or principal compared with the assets backing the security, and securities with classes having characteristics different from the assets backing the securities, such as a security with floating interest rates with assets backing the securities having fixed interest rates. The market value of such securities and CMO’s generally is more or less sensitive to changes in prepayment and interest rates than is the case with traditional MBS and ABS, and in some cases such market value may be extremely volatile.
CMO Residuals are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative
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expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (IO) class of stripped mortgage-backed securities. See “Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the fund may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the 1933 Act). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the fund’s limitations on investment in illiquid securities.
Stripped Mortgage-Backed Securities (SMBS) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
Under certain circumstances these securities may be deemed “illiquid” and subject to the fund’s limitations on investment in illiquid securities.
Mortgage Pass-Through Securities — The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored entities, such as Ginnie Mae, Fannie Mae or Freddie Mac. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitles to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.
An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome relative to other fund investments.
For these reasons, the fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of TBA transactions. TBA refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in the fixed-rate mortgage pass-through securities occur through the use of TBA transactions. TBA transactions are generally conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decided on general trade parameters, such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement date. The fund may use TBA transactions in several ways. For example, the fund anticipates that it will regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, the fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To help minimize this risk, the fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and the fund’s investment adviser will monitor the creditworthiness of such counterparties. The fund may also acquire interests in mortgage pools through means other than TBA transactions.
The fund’s use of “TBA rolls” may cause the fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gains distributions to shareholders, which may be taxable, than if it acquired exposure to mortgage pools through means other than TBA transactions.
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Generally, the fund intends to invest cash pending settlement of any TBA transactions in U.S. Treasury securities, money market instruments, repurchase agreements, or other high-quality, liquid short-term instruments, including money market funds.
Non-Publicly Traded Securities and Private Placements — The fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, the fund may be required to bear the expenses of registration.
Operational Risk — The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The fund seeks to reduce these operational risks through controls and procedures believed to be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.
Quality of Fixed-Income Investments will be principally investment-grade for the fund’s assets. Investment-grade quality securities are rated by at least one NRSRO in one of the four highest rating categories (within which there may be sub-categories or gradations indicating relative standing) or have been determined to be of equivalent quality by the investment adviser. Sometimes an investment-grade quality security may be downgraded to a below investment-grade quality rating. If a security no longer has at least one investment-quality rating from an NRSRO, the investment adviser would reanalyze the security in light of the downgrade and determine whether the fund should continue to hold the security. However, such downgrade would not require the investment adviser to sell the security on behalf of the fund. Sometimes lower-quality securities may be downgraded to an even lower quality. The investment adviser may also elect to purchase high-yield securities that are rated (at the time of purchase) B or higher or the equivalent by Moody’s, Standard & Poor’s Financial Services LLC (S&P) or Fitch Ratings, Inc. or are determined to be of similar investment quality by the investment manager.
Restricted Securities are securities that are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to the fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security. Certain restricted securities, such as tender option bonds, commercial paper, and other promissory notes, may be issued under Section 4(a)(2) of the 1933 Act and may be sold only to qualified institutional buyers, such as the fund, pursuant to Rule 144A under the 1933 Act. Securities purchased through a private placement offering are also restricted securities. These securities may be considered to be liquid if they meet the criteria for liquidity established by the Board. To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund’s portfolio may be increased if such securities become illiquid or if buyers in that market become unwilling to purchase the securities.
Reverse Repurchase Agreements and Mortgage Dollar Rolls may be used by the fund. The fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, the fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The fund generally retains the right to interest and principal payments on the security. If the fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value on the fund’s portfolio securities. Because the fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing.
The fund also may enter into mortgage dollar rolls, in which the fund would sell MBS for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the fund would forego principal and interest paid on the MBS during the roll period, the fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The fund also could be compensated through the receipt of fee income equivalent to a lower forward price. This transaction allows the fund to have the same price and duration exposure in the mortgage security while having the cash for the bonds for the given time period. Mortgage dollar roll transactions may be considered a borrowing by the fund.
The mortgage dollar rolls and reverse repurchase agreements entered into by the fund may be used as arbitrage transactions in which the fund will maintain an offsetting position in short duration investment-grade debt obligations. Since the fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and short duration, the investment adviser believes that such arbitrage transactions present lower risks to the fund than those associated with other types of leverage. There can be no assurance that the fund’s use of the cash it receives from a mortgage dollar roll will provide a positive return.
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The fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the fund’s repurchase of the underlying security. The fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the fund’s forward commitment to repurchase the subject security.
Securities Lending of portfolio securities is a common practice in the securities industry. The fund may engage in security lending arrangements. When the fund is lending portfolio securities, the fund may receive cash collateral and may invest it in short-term, interest-bearing obligations, including cash collateral funds, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to recall such securities promptly may be unsuccessful, especially for foreign securities. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities, if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral.
The fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other permitted instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive payments in lieu of any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan).
Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security’s voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to the fund, it is expected that the fund will do so only where the items being voted upon are, in the judgment of the investment adviser, either material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure.
To the extent the fund participates in securities lending under the current securities lending agreements with unaffiliated lending agents, costs and expenses, including agent fees, associated with securities lending activities under the securities lending program paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of the lending revenue is paid to or retained by Schwab Asset Management or any affiliate of Schwab Asset Management.
Securities of Other Investment Companies — Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis; (2) business development companies that generally invest in, and provide services to, privately-held companies or thinly-traded public companies (see the sub-section titled “Business Development Companies” for more information); (3) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange; (4) UITs that generally offer a fixed number of redeemable shares; and (5) money market funds that typically seek current income by investing in money market securities (see the sections titled “Money Market Funds” and “Money Market Securities” for more information). Certain open-end funds, closed-end funds and UITs are traded on exchanges (see the section titled “Exchange-Traded Funds” for more information).
To the extent the fund invests, or has invested, in shares of other investment companies, including BDCs, during its prior fiscal year, the fund, pursuant to SEC rules, must disclose any material fees and expenses indirectly incurred by the fund as a result of such investments. These indirect fees and expenses, to the extent incurred, will appear in the fee table of the fund’s prospectus as a separate line item captioned “Acquired fund fees and expenses.”
Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.
The fund may buy securities of other investment companies, including those of foreign issuers, in compliance with the requirements of federal law or any SEC exemptive order. The fund may invest in investment companies that are not registered with the SEC or in privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial
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institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause the fund selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.
Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which the fund may invest in another investment company may be limited. Except as described below, the 1940 Act currently requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the fund’s total assets will be invested in the securities of any one acquired investment company (acquired fund), (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of acquired funds as a group and (iii) not more than 3% of the outstanding voting stock of any one acquired fund will be owned by the fund.
The limitations described above do not apply to investments in money market funds subject to certain conditions. The fund may invest in affiliated and unaffiliated money market funds without limit under Rule 12d1-1 under the 1940 Act subject to the fund’s investment policies and restrictions and the conditions of the Rule.
Section 12(d)(1)(G) of the 1940 Act permits the fund to invest in acquired funds in the “same group of investment companies” (“affiliated funds”), government securities and short-term paper. In order to be an eligible investment under Section 12(d)(1)(G), an affiliated acquired fund must have a policy prohibiting it from investing in other registered open-end funds under Section 12(d)(1)(F) or (G) of the 1940 Act and, under certain circumstances, limit itself from investing in other investment companies and private funds.
Rule 12d1-4 allows the fund to acquire shares of an acquired fund in excess of the limitations currently imposed by the 1940 Act. Fund of funds arrangements relying on Rule 12d1-4 will be subject to several conditions, certain of which are specific to the fund’s position in the arrangement (i.e., as an acquiring or acquired fund). Notable conditions include those relating to: (i) control and voting that prohibit an acquiring fund, its investment adviser (or a sub-adviser) and their respective affiliates from beneficially owning more than 25% of the outstanding voting securities of an unaffiliated acquired fund; (ii) certain required findings relating to complexity, fees and undue influence (among other things); (iii) fund of funds investment agreements; and (iv) general limitations on an acquired fund’s investments in other investment companies and private funds to no more than 10% of the acquired fund’s assets, except in certain circumstances. The limitation on the fund and its investment adviser and their respective affiliates from beneficially owning more than 25% of the outstanding voting securities of an unaffiliated acquired fund could limit the fund’s investment in an unaffiliated acquired fund or cause the fund to sell shares of the unaffiliated acquired fund, potentially at an inopportune time.
Short Sales may be used by the fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. The fund may engage in short sales that are either “against the box” or “uncovered.” A short sale is “against the box” if at all times during which the short position is open, the fund owns at least an equal amount of the securities or securities convertible into, or has the right to acquire, at no added cost, the securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the fund with respect to the securities that are sold short. “Uncovered” short sales are transactions under which the fund sells a security it does not own. To complete such transaction, the fund may borrow the security through a broker to make delivery to the buyer and, in doing so, the fund becomes obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The fund also may have to pay a fee to borrow particular securities, which would increase the cost of the security. In addition, the fund is often obligated to pay any accrued interest and dividends on the securities until they are replaced. The proceeds of the short sale position will be retained by the broker until the fund replaces the borrowed securities.
The fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security and, conversely, the fund will realize a gain if the price declines. Any gain will be decreased, and any loss increased, by the transaction costs described above. A short sale creates the risk of an unlimited loss, as the price of the underlying securities could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. If the fund sells securities short “against the box,” it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
The fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities.
Temporary Defensive Investments — During unusual economic or market conditions or for temporary defensive or liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations.
U.S. Government Securities are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (Sallie Mae) and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Securities issued by other issuers are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation. There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. U.S. government securities, including U.S. Treasury securities, are among the safest securities; however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.
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In September 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (SPA) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury agreed to purchase up to 1,000,000 shares of senior preferred stock with an aggregate initial liquidation preference of $1 billion and obtained warrants and options for the purchase of common stock of each of Fannie Mae and Freddie Mac. Under the SPAs as currently amended, the U.S. Treasury has pledged to provide financial support to a government-sponsored enterprise (GSE) in any quarter in which the GSE has a net worth deficit as defined in the respective SPA. The SPAs contain various covenants that severely limit each enterprise’s operations.
The conditions attached to entering into the SPAs place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the U.S. Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. Under a letter agreement entered into in January 2021, each enterprise is permitted to retain earnings and raise private capital to enable them to meet the minimum capital requirements under the FHFA’s Enterprise Regulatory Capital Framework (“ERCF”). The letter agreement also permits each enterprise to develop a plan to exit conservatorship, but may not do so until litigation involving the conservatorships is resolved and each enterprise has the minimum capital required by FHFA’s rules. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by the fund.
Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The SPAs are intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed. Under amendments to the ERCF, Fannie Mae and Freddie Mac have published capital disclosures which provide additional information about their capital position and capital requirements on a quarterly basis since the first quarter of 2023 and delivered their first capital plans to FHFA in May 2023. The FHFA finalized amendments to certain provisions of the ERCF in November 2023 that modify various capital requirements for Freddie Mac and Fannie Mae. The FHFA previously announced plans to consider taking Fannie Mae and Freddie Mac out of conservatorship. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the SPAs. It also is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. The ERCF requires Fannie Mae and Freddie Mac, upon exit from conservatorship, to maintain higher levels of capital than prior to conservatorship to satisfy their risk-based capital requirements, leverage ratio requirements and prescribed buffer amounts. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities which could cause the fund’s investments to lose value.
A default by the U.S. government on a portfolio investment could cause the fund’s share price or yield to fall. The risk of default on U.S. government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase to the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the fund, which could have an adverse impact on the fund. In August 2011, the long-term credit rating of the U.S. government was downgraded by a major rating agency as a result of concern about the U.S. government’s budget deficit and rising debt burden. More recently, in August 2023, and in May 2025, two other major rating agencies downgraded the long-term credit rating of the U.S. government due to a combination of expected fiscal deterioration, a high and growing government debt burden, rising interest costs, and an erosion of governance relative to peers. Further downgrades in the future could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. It is possible that under certain scenarios the U.S. government could default on its debt, including U.S. Treasury securities.
In accordance with recommendations made by the Treasury Market Practices Group, to the extent the fund enters into transactions involving U.S. Treasury securities, agency debt instruments issued by Fannie Mae, Freddie Mac and the FHLB, and agency-pass-through MBS issued or guaranteed by Fannie Mae, Freddie Mac and Ginnie Mae, the fund may pay “fails charges” to or be owed “fails charges” from a counterparty, in connection with certain trade settlement charges.
Wrap Agreements may be entered into by the fund with insurance companies, banks or other financial institutions (wrapper providers). A wrap agreement typically obligates the wrapper provider to maintain the value of the assets covered under the agreement (covered assets) up to a specified maximum dollar amount upon the occurrence of certain specified events. The value is pre-determined using the purchase price of the
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securities plus interest at a specified rate minus an adjustment for any defaulted securities. The specified interest rate may be adjusted periodically under the terms of the agreement. While the rate typically will reflect movements in the market rates of interest, it may at times be less or more than the actual rate of income earned on the covered assets. The rate also can be impacted by defaulted securities and by purchase and redemption levels in the fund. The fund also pays a fee under the agreement, which reduces the rate as well.
Wrap agreements may be used as a risk management technique intended to help minimize fluctuations in the fund’s NAV. However, the fund’s NAV will typically fluctuate at least minimally, and may fluctuate more at times when interest rates are fluctuating. Additionally, wrap agreements do not protect against losses the fund may incur if the issuers of portfolio securities do not make timely payments of interest and/or principal. A wrap agreement provider also could default on its obligations under the agreement. Therefore, the fund will only invest in a wrap provider with an investment-grade credit rating. There is no active trading market for wrap agreements and none is expected to develop. Therefore, wrap agreements are considered illiquid investments. There is no guarantee that the fund will be able to purchase any wrap agreements or replace ones that defaulted. Wrap agreements are valued using procedures adopted by the Board. There are risks that the value of a wrap agreement may not be sufficient to minimize the fluctuations in the fund’s NAV. All of these factors might result in a decline in the value of the fund’s shares.
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities are debt securities that do not make cash interest payments throughout the period prior to maturity. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. A zero-coupon security pays no interest to its holders during its life. Step-coupon securities are debt securities that, instead of having a fixed coupon for the life of the security, have coupon or interest payments that may increase or decrease to predetermined rates at future dates. Some step-coupon securities are issued with no coupon payments at all during an initial period, and only become interest-bearing at a future date; these securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. High-yield securities structured as zero-coupon bonds or pay-in-kind securities tend to be especially volatile as they are especially sensitive to downward pricing pressures from rising interest rates and may require the fund to pay out imputed income without receiving the actual cash delivery. Thus, these types of high yield investments increase the chance that the fund may lose money.While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order to continue to qualify as a “regulated investment company” or “RIC” under the Internal Revenue Code and avoid a certain excise tax, the fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.
INVESTMENT LIMITATIONS AND RESTRICTIONS
The following investment policies and restrictions may be changed only by a vote of a majority of the fund’s outstanding voting shares: The fund may not:
(1)
Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(2)
Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(3)
Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(4)
Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(5)
Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(6)
Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(7)
Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
The following investment policies and restrictions are non-fundamental and may be changed by the Board.
The fund may not:
(1)
Sell securities short except as in accordance with current SEC rules and interpretations.
(2)
Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.
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(3)
Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (1) purchase securities of companies that deal in real estate or interests therein (including REITs); (2) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts; and (3) purchase securities of companies that deal in precious metals or interests therein.
(4)
Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).
(5)
Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).
(6)
Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.
The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.
Borrowing — The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 ⅓% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are entered into in accordance with the conditions to applicable SEC requirements shall not be regarded as borrowings for the purposes of the fund’s investment restriction.
Concentration — The SEC has defined concentration as investing more than 25% of an investment company’s total assets in an industry or group of industries, with certain exceptions.
Diversification — Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the fund.
Lending — Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.
Real Estate — The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The fund has adopted a fundamental policy that would permit direct investment in real estate. However, the fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the fund’s Board.
Senior Securities — Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits the fund from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are entered into in accordance with the conditions to applicable SEC requirements.
Underwriting — Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets. The foregoing restriction does not apply to non-diversified funds.
Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in total assets or net assets, as applicable, or other circumstances does not require the fund to sell an investment if it could not then make the same investment.
MANAGEMENT OF THE FUND
The fund is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of the fund. The trustees met five times during the most recent fiscal year.
Certain trustees are “interested persons.” A trustee is considered an interested person (Interested Trustee) of the Trust under the 1940 Act if he or she is an officer, director, or an employee of Schwab Asset Management or Charles Schwab & Co., Inc. (Schwab or the distributor). A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation (CSC), a publicly traded company and the parent company of Schwab Asset Management and Schwab.
As used herein, the terms “Fund Complex” and “Family of Investment Companies” each refer collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust which, as of February 23, 2026, included 111 funds. As used herein, the term “Schwab Funds” refers collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; and the term “Schwab ETFs” refers to Schwab Strategic Trust.
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Each of the officers and/or trustees serves in the same capacity, unless otherwise noted, for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The tables below provide information about the trustees and officers for the Trust, which includes the fund in this SAI. The address of each individual listed below is 9800 Schwab Way, Lone Tree, CO 80124.
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(1))	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INDEPENDENT TRUSTEES
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired.	111	None
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	111	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	111	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	111	Director (2004‑present), Corcept Therapeutics Incorporated Director (2009‑2021), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018-present), Fulham Advisers LLC (management consulting).	111	None
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008-present), Patmore Management Consulting (management consulting).	111	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Retired.	111	None
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Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(1))	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INTERESTED TRUSTEES
Omar Aguilar(2) 1970 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2025)	Director (Oct. 2024-present), Chief Executive Officer (Jan. 2022-present), President (Oct. 2023-present), Chief Investment Officer (Apr. 2011-present) and Senior Vice President (Apr. 2011-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022-July 2024), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Sept. 2023-present), President (Oct. 2023-present), Chief Investment Officer (June 2011-present) and Vice President (June 2011-Sept. 2023), Schwab Funds, Laudus Trust and Schwab ETFs.	111	None
Richard A. Wurster(2) 1973 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Director and Chief Executive Officer (Jan. 2025-present), President (Oct. 2021-present), and Executive Vice President – Schwab Asset Management Solutions (Apr. 2019-Oct. 2021), The Charles Schwab Corporation; President, Director (Nov. 2021-Dec. 2024), Executive Vice President – Schwab Asset Management Solutions (July 2019-Oct. 2021), Charles Schwab & Co., Inc.; President (Nov. 2021-Dec. 2024), Schwab Holdings, Inc.; Director (Oct. 2021-present) and Chief Executive Officer (Nov. 2019-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Mar. 2018-Oct. 2022), Charles Schwab Investment Advisory, Inc.	111	Director (2025‑present), The Charles Schwab Corporation
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(3))	Principal Occupations During the Past Five Years
OFFICERS
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Director (Oct. 2024-present), Chief Executive Officer (Jan. 2022-present), President (Oct. 2023-present), Chief Investment Officer (Apr. 2011-present) and Senior Vice President (Apr. 2011-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022-July 2024), Charles Schwab Investment Advisory, Inc.; Trustee (Jan. 2025-present), Chief Executive Officer (Sept. 2023-present), President (Oct. 2023-present), Chief Investment Officer (June 2011-present) and Vice President (June 2011-Sept. 2023), Schwab Funds, Laudus Trust and Schwab ETFs.
Jessica Seidlitz
1978
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust from 2013‑2017 and since 2023)	Chief Operating Officer and Chief Financial Officer (Sept. 2024-present), Managing Director (Nov. 2023-present), and Chief Compliance Officer (Nov. 2023-Dec. 2024), Charles Schwab Investment Management, Inc.; Managing Director (Jan. 2019-present), Charles Schwab & Co., Inc.; Chief Compliance Officer (Mar. 2021-June 2023), Schwab Wealth Advisory, Inc.; Chief Operating Officer (Sept. 2024–present), and Chief Compliance Officer (Oct. 2023-Dec. 2024), Schwab Funds, Laudus Trust and Schwab ETFs.
Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2023)	Treasurer and Chief Financial Officer (Jan. 2023-present) and Assistant Treasurer (Dec. 2015-Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023-present), Vice President (Mar. 2022-Mar. 2023) and Director (Oct. 2015-Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director (May 2022-present) and Vice President (Apr. 2022-May 2022), Charles Schwab & Co., Inc.
Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Chief Investment Officer (Oct. 2023-present) and Vice President (Feb. 2018-present), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023-present), Chief Investment Officer (Oct. 2023-present), and Senior Vice President (Oct. 2012-Mar. 2023), Charles Schwab Investment Management, Inc.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Managing Director (Mar. 2023-present), Senior Vice President (Jan. 2020-Mar. 2023) and Chief Investment Officer (Jan. 2020-present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021-present), Schwab Funds, Laudus Trust and Schwab ETFs.
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Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(3))	Principal Occupations During the Past Five Years
OFFICERS
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022-present), Managing Director (Mar. 2023-present) and Vice President (Sept. 2005-Mar. 2023), Charles Schwab Investment Management, Inc.; Managing Director (May 2022-present) and Vice President (Aug. 2005-May 2022), Charles Schwab & Co., Inc.; Managing Director (Aug. 2025-present), Charles Schwab Bank, SSB; Vice President (Dec. 2005-present) and Chief Legal Officer and Clerk (Mar. 2007-present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021-present), Vice President (Nov. 2005-Oct. 2021) and Assistant Secretary (June 2007-Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021-present), Vice President and Assistant Secretary (Oct. 2009-Oct. 2021), Schwab ETFs.

(1)
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.

(2)
Mr. Aguilar and Mr. Wurster are Interested Trustees. Mr. Aguilar and Mr. Wurster are Interested Trustees because each owns stock of CSC, the parent company of Schwab Asset Management, the investment adviser for the trusts in the Fund Complex. In addition, Mr. Wurster is an employee of Charles Schwab & Co., Inc., the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.

(3)
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Board Leadership Structure
The Chairman of the Board, Richard A. Wurster, is Chief Executive Officer and a member of the Board of Directors of CSC and an interested person of the Trust as that term is defined in the 1940 Act. The Board is comprised of a super-majority (78 percent) of trustees who are not interested persons of the Trust (i.e., independent trustees). There are three primary committees of the Board: the Audit, Compliance and Valuation Committee; the Governance Committee; and the Investment Oversight Committee. Each of the Committees is chaired by an independent trustee, and each Committee is currently comprised solely of independent trustees. The Committee chairs preside at Committee meetings, participate in formulating agendas for those meetings, and coordinate with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of each Committee as set forth in its Board-approved charter. The independent trustees meet regularly in executive session without management. While the Board does not have single lead independent trustee, the chair of the Governance Committee leads executive sessions held by the independent trustees and coordinates responses from the independent trustees to management. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board made this determination in consideration of, among other things, the fact that the independent trustees of the Trust constitute a super-majority of the Board, the fact that Committee chairs are independent trustees, the number of funds (and classes) overseen by the Board, and the total number of trustees on the Board.
Board Oversight of Risk Management
Like most investment companies, fund management and its other service providers have responsibility for day-to-day risk management for the fund. The Board’s duties, as part of its risk oversight of the Trust, consist of monitoring risks identified during regular and special reports to the Committees of the Board, as well as regular and special reports to the full Board. In addition to monitoring such risks, the Committees and the Board oversee efforts of fund management and service providers to manage risks to which the funds of the Trust may be exposed. For example, the Investment Oversight Committee meets with portfolio managers and receives regular reports regarding investment risk and credit risk of the fund’s portfolio. The Audit, Compliance and Valuation Committee meets with the fund’s Chief Compliance Officer and Chief Financial Officer and receives regular reports regarding compliance risks, operational risks and risks related to the valuation and liquidity of portfolio securities. From its review of these reports and discussions with management, each Committee receives information about the material risks of the funds of the Trust and about how management and service providers mitigate those risks, enabling the independent Committee chairs and other independent members of the Committees to discuss these risks with the full Board.
The Board recognizes that not all risks that may affect the fund can be identified nor can processes and controls be developed to eliminate or mitigate the occurrence or effects of certain risks; some risks are simply beyond the reasonable control of the fund, its management, and service providers. Although the risk oversight functions of the Board, and the risk management policies of fund management and fund service providers, are designed to be effective, there is no guarantee that they will eliminate or mitigate all risks. In addition, it may be necessary to bear certain risks (such as investment-related risks) to achieve the fund’s investment objective. As a result of the foregoing and other factors, the fund’s ability to manage risk is subject to significant limitations.
Individual Trustee Qualifications
The Board has concluded that each of the trustees should initially and continue to serve on the Board because of (i) his or her ability to review and understand information about the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the Trust, and to exercise their business judgment in a manner that serves the best interests of the Trust’s shareholders and (ii) the trustee’s experience, qualifications, attributes or skills as described below.
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The Board has concluded that Mr. Aguilar should serve as trustee of the Trust because of the experience he gained as chief executive officer, chief investment officer, and president of Schwab Asset Management, the Schwab Funds, Schwab ETFs and Laudus Funds, as well as his knowledge of and experience in financial and investment management services.
The Board has concluded that Mr. Beer should serve as trustee of the Trust because of the experience he gained serving as director, president and chief executive officer of Principal Funds and his knowledge and experience in the investment management industry.
The Board has concluded that Mr. Burns should serve as trustee of the Trust because of the experience he gained as managing director of Pacific Investment Management Company, LLC (PIMCO) and president of PIMCO Funds as well as the experience he has gained serving as trustee of the Schwab ETFs since 2009, and the Schwab Funds and Laudus Trust since 2016.
The Board has concluded that Ms. Heller should serve as trustee of the Trust because of the experience she gained as president of TIAA Charitable and as senior managing director at TIAA, the experience she has gained serving on other non-public company boards, her knowledge of and experience in the financial services industry, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2018.
The Board has concluded that Mr. Mahoney should serve as trustee of the Trust because of the experience he gained serving as trustee of the Schwab Funds and Laudus Trust since 2011 and Schwab ETFs since 2016, as co-chief executive officer of McKesson Corporation, and his service on other public company boards.
The Board has concluded that Ms. Moncreiff should serve as trustee of the Trust because of the experience she gained as chief investment officer of CareGroup Healthcare System, the experience she has gained serving on other non-public company boards, her knowledge of and experience in the financial services industry, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2019.
The Board has concluded that Ms. Patmore should serve as trustee of the Trust because of the experience she gained serving as chief financial officer and executive vice president of First Data Corporation, her knowledge of and experience in management consulting, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2016.
The Board has concluded that Mr. Penn should serve as trustee of the Trust because of the experience he gained as head of equity sales and trading of BNY Mellon and his knowledge of and experience in the financial services industry, as well as the experience he has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2021.
The Board has concluded that Mr. Wurster should serve as trustee of the Trust because of the experience he gained leading investment advisory firms and organizations, including Schwab Asset Management, and his knowledge of and experience in the investment management industry.
Trustee Committees
The Board has established certain committees and adopted Committee charters with respect to those committees, each as described below:
●
The Audit, Compliance and Valuation Committee reviews the integrity of the Trust’s financial reporting processes and compliance policies, procedures and processes, and the Trust’s overall system of internal controls. The Audit, Compliance and Valuation Committee also reviews and evaluates the qualifications, independence and performance of the Trust’s independent auditors, and the implementation and operation of the Trust’s valuation policy and procedures. This Committee is comprised of at least three independent trustees and currently has the following members: Kimberly S. Patmore (Chair), Michael J. Beer and J. Derek Penn. The Committee met four times during the most recent fiscal year.
●
The Governance Committee reviews and makes recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of Committees of the Board, and the training of trustees. The Governance Committee is responsible for selecting and nominating candidates to serve as trustees. The Governance Committee does not have a written policy with respect to consideration of candidates for trustee submitted by shareholders. However, if the Governance Committee determined that it would be in the best interests of the Trust to fill a vacancy on the Board, and a shareholder submitted a candidate for consideration by the Board to fill the vacancy, the Governance Committee would evaluate that candidate in the same manner as it evaluates nominees identified by the Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trust at the Trust’s principal business address. This Committee is comprised of at least three independent trustees and currently has the following members: David L. Mahoney (Chair), Robert W. Burns and Kimberly S. Patmore. The Committee met four times during the most recent fiscal year.
●
The Investment Oversight Committee reviews the investment activities of the Trust and the performance of the fund’s investment adviser. This Committee is comprised of at least three trustees (at least two-thirds of whom shall be independent trustees) and currently has the following members: Jane P. Moncreiff (Chair), Robert W. Burns, Nancy F. Heller and David L. Mahoney. The Committee met four times during the most recent fiscal year.
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Trustee Compensation
The following table provides estimated trustee compensation for the fiscal year ended March 31, 2026, earned with respect to the fund in this SAI and the actual compensation from the Fund Complex for the fiscal year ended March 31, 2025. Trustee compensation for the fund is paid by Schwab Asset Management.
Name of Trustee	Estimated Aggregate Compensation from the Fund in this SAI(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Fund and Fund Complex Paid to Trustees(2)
INTERESTED TRUSTEES
Omar Aguilar	None	N/A	None
Richard A. Wurster	None	N/A	None
INDEPENDENT TRUSTEES
Michael J. Beer	None	N/A	$355,000
Robert W. Burns	None	N/A	$355,000
Nancy F. Heller	None	N/A	$355,000
David L. Mahoney	None	N/A	$390,000
Jane P. Moncreiff	None	N/A	$380,000
Kimberly S. Patmore	None	N/A	$380,000
J. Derek Penn	None	N/A	$355,000

(1)
Estimated aggregate compensation from the fund’s commencement of operations to the fiscal year ended March 31, 2026. The aggregate compensation paid to the trustees for the fund is estimated for its first full fiscal year, April 1, 2026 through March 31, 2027 as follows: Omar Aguilar $0; Richard A. Wurster $0; Michael J. Beer $837; Robert W. Burns $837; Nancy F. Heller $837; David L. Mahoney $917; Jane P. Moncreiff $894; Kimberly S. Patmore $894; and J. Derek Penn $837.

(2)
Actual total compensation from the Fund Complex for the fiscal year ended March 31, 2025.

Securities Beneficially Owned by Each Trustee
The following table provides each trustee’s equity ownership of the fund and ownership of all registered investment companies overseen by each trustee in the Family of Investment Companies as of December 31, 2025.
Name of Trustee	Dollar Range of Trustee Ownership of the Fund Included in the SAI		Aggregate Dollar Range of Trustee Ownership in the Family of Investment Companies
INTERESTED TRUSTEES
Omar Aguilar	Schwab Target 2070 Index Fund	None	Over $100,000
Richard A. Wurster	Schwab Target 2070 Index Fund	None	Over $100,000
INDEPENDENT TRUSTEES
Michael J. Beer	Schwab Target 2070 Index Fund	None	Over $100,000
Robert W. Burns	Schwab Target 2070 Index Fund	None	Over $100,000
Nancy F. Heller	Schwab Target 2070 Index Fund	None	Over $100,000
David L. Mahoney	Schwab Target 2070 Index Fund	None	Over $100,000
Jane P. Moncreiff	Schwab Target 2070 Index Fund	None	Over $100,000
Kimberly S. Patmore	Schwab Target 2070 Index Fund	None	Over $100,000
J. Derek Penn	Schwab Target 2070 Index Fund	None	None
As of December 31, 2025, none of the independent trustees or their immediate family members owned beneficially or of record any securities of Schwab Asset Management or Schwab or any sub-advisers or the distributor of the fund, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Schwab Asset Management or Schwab or any sub-advisers or the distributor of the fund.
Deferred Compensation Plan
Independent trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds selected by the trustee. Currently, none of the independent trustees has elected to participate in this plan.
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Code of Ethics
The fund, the investment adviser and Schwab have adopted a Code of Ethics as required under the 1940 Act. Subject to certain conditions or restrictions, the Code of Ethics permits the trustees, directors, officers or advisory representatives of the fund or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the fund. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser’s Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of February 23, 2026, the officers and trustees of the Trust, as a group owned, of record or beneficially, none of the outstanding voting securities of the fund.
As of February 23, 2026, no persons or entities owned, of record or beneficially, 5% or more of the outstanding voting securities of the fund.
Persons who beneficially own more than 25% of the fund may be deemed to control the fund. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of such fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of CSC, 9800 Schwab Way, Lone Tree, CO 80124, serves as the fund’s investment adviser and administrator pursuant to an Amended and Restated Advisory Agreement (Advisory Agreement) between it and the Trust. Schwab is an affiliate of Schwab Asset Management and is the Trust’s distributor. Charles R. Schwab is the founder, Chairman and Director of CSC. As a result of his ownership of and interests in CSC, Mr. Schwab may be deemed to be a controlling person of Schwab Asset Management and Schwab.
Advisory Agreement
After an initial two-year term, the continuation of the fund’s Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (independent trustees), cast in person, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, at a meeting called for the purpose of voting on such approval.
Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trust and Schwab Asset Management with respect to existing funds in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Schwab Asset Management, as well as extensive data provided by third parties, and the independent trustees receive advice from counsel to the independent trustees.
Pursuant to the Advisory Agreement, Schwab Asset Management is responsible for substantially all expenses of the fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding shareholder servicing fees, acquired fund fees and expenses, taxes, brokerage expenses and extraordinary or non-routine expenses.
Schwab Asset Management is entitled to receive a fee from the fund, payable monthly, for its advisory and administrative services to the fund. As compensation for these services, Schwab Asset Management receives a management fee of 0.08% from the fund expressed as a percentage of the fund’s average daily net assets.
Schwab Asset Management and its affiliates have contractually agreed to limit the “net operating expenses” of the fund (including acquired fund fees and expenses, but excluding taxes and certain non-routine expenses) to 0.08% for so long as the investment adviser serves as adviser to the fund. Acquired fund fees and expenses are indirect expenses incurred by the fund through its investments in the underlying funds. This net operating expense agreement may only be amended or terminated with the approval the Board.
Distributor
Pursuant to a Second Amended and Restated Distribution Agreement between Schwab and the Trust, Schwab, located at 3000 Schwab Way, Westlake, TX 76262, is the principal underwriter for shares of the fund and is the Trust’s agent for the purpose of the continuous offering of the fund’s shares. Schwab pays for the costs of delivering prospectus and shareholder reports used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement; however, as described below in “Payments to Financial Intermediaries,” Schwab Asset Management compensates Schwab, in its capacity as a financial intermediary and not in its capacity as distributor and principal underwriter for the fund, for providing certain additional services that may be deemed to be distribution-related.
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Payments to Financial Intermediaries
Schwab Asset Management and its affiliates make payments to certain broker-dealers, banks, trust companies, insurance companies, retirement plan service providers, consultants and other financial intermediaries (Intermediaries) for services and expenses incurred in connection with certain activities or services which may educate financial advisors or facilitate, directly or indirectly, investment in the fund and other investment companies advised by Schwab Asset Management, including the Schwab ETFs. These payments are made by Schwab Asset Management or its affiliates at their own expense, and not from the assets of the fund. Although a portion of Schwab Asset Management’s and its affiliates’ revenue comes directly or indirectly in part from fees paid by the fund, these payments do not increase the expenses paid by investors for the purchase of fund shares, or the cost of owning the fund.
These payments may relate to educational efforts regarding the fund, or for other activities, such as marketing and/or fund promotion activities and presentations, educational training programs, conferences, data analytics and support, or the development and support of technology platforms and/or reporting systems. In addition, Schwab Asset Management or its affiliates make payments to certain Intermediaries that make shares of the fund available to their customers or otherwise promote the fund, which may include Intermediaries that allow customers to buy and sell fund shares without paying a commission or other transaction charge. Payments of this type are sometimes referred to as revenue-sharing or marketing support.
Payments made to Intermediaries may be significant and may cause an Intermediary to make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive. As a result, these payments could create conflicts of interest between an Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the fund over other investments.
As of February 23, 2026, Schwab Asset Management anticipates that Ascensus, LLC, Envestnet Asset Management, Inc., Fidelity Brokerage Services LLC/National Financial Services LLC, Empower Annuity Insurance Company of America, Morgan Stanley Smith Barney LLC, OneDigital Investment Advisors LLC, Principal Life Insurance Company, Schwab Retirement Plan Services, Inc. and Standard Insurance Company will receive these payments. Schwab Asset Management may enter into similar agreements with other FINRA member firms (or their affiliates) in the future. In addition to member firms of FINRA, Schwab Asset Management and its affiliates may also make these payments to certain other financial intermediaries, such as banks, trust companies, insurance companies, and plan administrators and consultants that sell fund shares or provide services to the fund and its shareholders. These firms may not be included in this list. You should ask your financial intermediary if it receives such payments.
Schwab Asset Management also makes payments to Schwab for certain administrative, professional and support services provided by Schwab, in its capacity as an affiliated financial intermediary and not as distributor and principal underwriter of the fund. These payments reimburse Schwab for its charges, costs and expenses of providing Schwab personnel to perform marketing and sales activities under the direction of Schwab Asset Management, such as sales lead generation and sales support, assistance with public relations, marketing and/or advertising activities and presentations, educational training programs, conferences, and data analytics and support. Payments also are made by Schwab Asset Management to Schwab for Schwab Asset Management’s allocated costs of general corporate services provided by Schwab, such as human resources, facilities, project management support and technology.
Transfer Agent
BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581, serves as the fund’s transfer agent. As part of these services, the firm maintains records pertaining to the sale, redemption and transfer of the fund’s shares.
Custodian and Fund Accountant
Citibank, N.A. (Citibank), 388 Greenwich Street, New York, NY 10013, serves as custodian for the fund.
State Street Bank and Trust Company (State Street), One Congress Street, Suite 1, Boston, MA 02114-2016, serves as fund accountant for the fund.
The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund accountant maintains all books and records related to the fund’s transactions.
Independent Registered Public Accounting Firm
The fund’s independent registered public accounting firm, Deloitte & Touche LLP (Deloitte), 1601 Wewatta Street, Suite 400, Denver, CO 80202, audits and reports on the annual financial statements of the fund and reviews certain regulatory reports. Deloitte or one of its affiliates also reviews the fund’s federal income tax returns and performs other professional, accounting, auditing, tax and advisory services when engaged to do so by the Trust.
Securities Lending Activities
As of the date of this SAI, the fund had not entered into a contract with a securities lending agent and was not engaged in securities lending.
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PORTFOLIO MANAGERS
Other Accounts — In addition to the fund, each portfolio manager (collectively, referred to as the Portfolio Managers) is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of January 31, 2026.
	Registered Investment Companies (this amount does not include the fund in this SAI)		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Zifan Tang	35	$20,405,164,670	0	$0	0	$0
Patrick Kwok	35	$20,405,164,670	0	$0	0	$0
Conflicts of Interest — A Portfolio Manager’s management of other accounts may give rise to potential conflicts of interest in connection with his or her management of the fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include separate accounts and other mutual funds advised by Schwab Asset Management (collectively, the Other Managed Accounts). The Other Managed Accounts might have similar investment objectives as the fund, track the same index the fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the fund. While the Portfolio Managers’ management of Other Managed Accounts may give rise to the potential conflicts of interest listed below, Schwab Asset Management does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Schwab Asset Management believes it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.
Knowledge of the Timing and Size of Fund Trades — A potential conflict of interest may arise as a result of the Portfolio Managers’ day-to-day management of the fund. Because of their positions with the fund, the Portfolio Managers know the size, timing, and possible market impact of fund trades. It is theoretically possible that the Portfolio Managers could use this information to the advantage of the Other Managed Accounts they manage and to the possible detriment of the fund. However, Schwab Asset Management has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Moreover, with respect to an index fund, which seeks to track its index, much of this information is publicly available. When it is determined to be in the best interest of both accounts, the Portfolio Managers or traders may aggregate trade orders for the Other Managed Accounts, excluding separately managed accounts, with those of the fund. All aggregated orders are subject to Schwab Asset Management’s aggregation and allocation policy and procedures, which provide, among other things, that (i) Schwab Asset Management will not receive additional compensation or remuneration of any kind as a result of aggregating transactions; (ii) no account will be favored over any other account; (iii) each account that participates in an aggregated order will participate at the average security price with all transaction costs shared on a pro-rata basis. For equity transactions, if the aggregated order cannot be executed in full, the partial execution is allocated pro-rata among the participating accounts in accordance with the size of each account’s order and round lots. For fixed income transactions, aggregated orders are generally allocated after execution. For fixed income and money market fund accounts that have similar strategies, Schwab Asset Management determines allocations with the general purpose of achieving, as nearly as possible, performance and portfolio characteristic parity/ proportionality among such accounts over time. For fixed income and money market fund accounts that do not have similar strategies, Schwab Asset Management has target ranges for significant portfolio characteristics and determines allocations among such accounts in accordance with the target ranges in effect at the time of the trade. In addition, Schwab Asset Management may follow certain investment priorities to satisfy the investment targets for fixed income and money market funds that have investment mandates related to particular sectors.
Investment Opportunities — A potential conflict of interest may arise as a result of the Portfolio Managers’ management of the fund and Other Managed Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Managed Accounts over the fund, which conflict of interest may be exacerbated to the extent that Schwab Asset Management or the Portfolio Managers receive, or expect to receive, greater compensation from their management of the Other Managed Accounts than the fund. Notwithstanding this theoretical conflict of interest, it is Schwab Asset Management’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Schwab Asset Management has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the Portfolio Managers may buy for an Other Managed Account securities that differ in identity or quantity from securities bought for the fund or refrain from purchasing securities for an Other Managed Account that they are otherwise buying for the fund in an effort to outperform its specific benchmark, such an approach might not be suitable for the fund given its investment objectives and related restrictions.
Fund of Funds Information Barrier — The Portfolio Managers for any Schwab Fund or fund that invests in other Schwab Funds (Underlying Affiliated Funds) must make investment decisions without taking into consideration, or being in possession of, material non-public information about the Underlying Affiliated Funds. Despite a Portfolio Manager’s intention to not receive material, non-public information, Schwab Asset Management has established procedures to prevent Portfolio Managers from having access to and trading on material, non-public information regarding Underlying Affiliated Funds. Under these procedures, the adviser monitors Schwab fund of funds’ trading activity in Underlying Affiliated Funds, escalates breaches of information barriers and develops enhancements to information barriers as necessary. In the event that a Portfolio Manager comes into possession of material, non-public information about an Underlying Affiliated Fund, a Portfolio Manager’s ability to initiate transactions in that Underlying Affiliated Fund could potentially be restricted as a result of a Portfolio
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Manager’s possession of such information. The trading restriction could have an adverse effect on the ability of the fund managed by the Portfolio Manager to participate in any potential gains or avoid any potential losses in the restricted Underlying Affiliated Fund. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Compensation — During the most recent fiscal year, Portfolio Manager compensation consisted of a fixed annual (base) salary and a discretionary bonus. Portfolio Managers also have the potential to participate in discretionary equity awards. The base salary is determined considering compensation payable for a similar position across the investment management industry and an evaluation of the individual Portfolio Manager’s overall performance such as the Portfolio Manager’s contribution to the investment process, good corporate citizenship, risk management and mitigation, and functioning as an active contributor to the firm’s success. The discretionary bonus is determined in accordance with the relevant Portfolio Manager Incentive Plan (the Plan) as follows:
There are two independent funding components for the Plan:
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a portion based on weighting of Investment Fund Performance and Other Managed Account Performance (if applicable)
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a portion based on corporate results
Investment Fund Performance
At the close of the year, the fund’s performance will be determined by its 1-year, 1- and 2-year, or 1- and 3-year percentile standing (based on pre-tax return before expenses) within its designated benchmark, peer group, or category, depending on the strategy of the fund (i.e., whether the fund is passively or actively managed) using standard statistical methods approved by Schwab Asset Management senior management. Investment Fund Performance measurements may be changed or modified at the discretion of the Schwab Asset Management President and Schwab Asset Management Chief Operating Officer. As each participant may be a member of a team that manages and/or supports a number of funds, there may be several funds and/or Other Managed Accounts considered in arriving at the incentive compensation funding.
Portfolio Managers who are chief investment officers of the investment adviser are covered by a Plan that specifically includes a risk mitigation component in the funding determination.
Certain Portfolio Managers receive a discretionary bonus that is funded based only on corporate results.
Corporate Performance
The Corporate Bonus Plan is an annual bonus plan that provides discretionary awards based on the financial performance of CSC during the annual performance period. Quarterly advances may be paid for the first three quarters. Allocations are discretionary and aligned with CSC and individual performance. Funding for the Plan is determined at the conclusion of the calendar year. Funding will be capped at 200% of target.
Allocation of Discretionary Bonus
At year-end, funding for both components of discretionary bonus is allocated to Plan participants by Schwab Asset Management senior management based on their assessment of a variety of performance factors.
Factors considered in Schwab Asset Management senior management’s allocation process will include objective and subjective factors that will take into consideration total performance and will include, but are not limited to:
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Fund performance relative to performance measure
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Risk management and mitigation
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Individual performance against key objectives
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Contribution to overall group results
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Functioning as an active contributor to the firm’s success
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Team work
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Collaboration between Analysts and Portfolio Managers
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Regulatory/Compliance management
The Portfolio Managers’ compensation is neither based on the value of the assets held in the fund’s portfolio or any Other Managed Account, nor flows into the fund’s portfolio or any Other Managed Account.
Ownership of Fund Shares — Because the fund had not commenced operations prior to the date of this SAI, no information regarding the Portfolio Managers’ “beneficial ownership” of shares of the fund has been included. This information will appear in a future version of the SAI.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Portfolio Turnover
For reporting purposes, the fund’s portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less (short-term securities) are excluded.
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A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year.
Typically, funds with high turnover (such as 100% or more) tend to generate higher capital gains and transaction costs, such as brokerage commissions. Because the fund is new, it does not have portfolio turnover rates to report.
Portfolio Transactions
The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. A fund may not incur any commissions or sales charges when it invests in underlying Schwab Funds, but it may incur such costs if it invests directly in other types of securities or in unaffiliated funds. Purchases and sales of securities on a stock exchange, including ETF shares (both unaffiliated ETFs and affiliated Schwab ETFs), or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Exchange fees may also apply to transactions effected on an exchange. Purchases and sales of fixed-income securities may be transacted with the issuer, the issuer’s underwriter or a dealer. The fund does not usually pay brokerage commissions on purchases and sales of fixed-income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the fund may invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the fund will primarily consist of dealer spreads and brokerage commissions.
The investment adviser seeks to obtain the best execution for the fund’s portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling; provision of additional brokerage or research services or products; whether a broker guarantees that the fund will receive, on aggregate, prices at least as favorable as the closing prices on a given day when adherence to “market-on-close” pricing aligns with fund objectives; or whether a broker guarantees that the fund will receive the volume-weighted average price (VWAP) for a security for a given trading day (or portion thereof) when the investment adviser believes that VWAP execution is in the fund’s best interest. In addition, the investment adviser may have incentive sharing arrangements with certain unaffiliated brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.
The investment adviser may cause the fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: company financial data and economic data (e.g., unemployment, inflation rates and GDP figures), stock quotes, last sale prices and trading volumes, research reports analyzing the performance of a particular company or stock, narrowly distributed trade magazines or technical journals covering specific industries, products, or issuers, seminars or conferences registration fees which provide substantive content relating to eligible research, quantitative analytical software and software that provides analyses of securities portfolios, trading strategies and pre/post trade analytics, discussions with research analysts or meetings with corporate executives which provide a means of obtaining oral advice on securities, markets or particular issuers, short-term custody related to effecting particular transactions and clearance and settlement of those trades, lines between the broker-dealer and order management systems operated by a third party vendor, dedicated lines between the broker-dealer and the investment adviser’s order management system, dedicated lines providing direct dial-up service between the investment adviser and the trading desk at the broker-dealer, message services used to transmit orders to broker-dealers for execution, electronic communication of allocation instructions between institutions and broker-dealers, comparison services required by the SEC or another regulator (e.g., use of electronic confirmation and affirmation of institutional trades), exchange of messages among broker-dealers, custodians, and institutions related to a trade, post-trade matching of trade information, routing settlement instructions to custodian banks and broker-dealers’ clearing agents, software that provides algorithmic trading strategies, and trading software operated by a broker-dealer to route orders to market centers or direct market access systems. The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.
The investment adviser may receive a service from a broker or dealer that has both a “research” and a “non-research” use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions or spreads, while the investment
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adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.
The investment adviser may purchase for the fund, new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act.
The investment adviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable funds to trade directly with other institutional holders. At times, this may allow funds to trade larger blocks than would be possible trading through a single market maker.
The investment adviser may aggregate securities sales or purchases among two or more funds. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected fund and is consistent with the terms of the investment advisory agreement for such fund. In any single transaction in which purchases and/or sales of securities of any issuer for the account of the fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.
In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the fund on securities exchanges, the investment adviser follows procedures, adopted by the fund’s Board, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.
Brokerage Commissions
The fund is new and, therefore, the fund paid no brokerage commissions for each of the last three fiscal years.
Regular Broker-Dealers
The fund is new and, therefore, has not purchased securities issued by any “regular broker-dealers” (as defined in Rule 10b-1 under the 1940 Act).
PROXY VOTING
The Board has delegated the responsibility for voting proxies to Schwab Asset Management, pursuant to the investment adviser’s Proxy Voting Policy with respect to proxies voted on behalf of the various Schwab Funds’ portfolios. A description of such Proxy Voting Policy is included in Appendix – Proxy Voting Policy.
The Trust is required to disclose annually the fund’s complete proxy voting record on Form N-PX. The fund’s proxy voting record for the most recent 12-month period ended June 30th will be available by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/prospectus. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. The fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.
PORTFOLIO HOLDINGS DISCLOSURE
For this section only, the following disclosure relates to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust (collectively, the Trusts) and each series thereunder (each a fund and collectively, the funds).
The Trusts’ Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds’ portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds’ shareholders, on the one hand, and those of the funds’ investment adviser, sub-adviser (if applicable), principal underwriter or any affiliated person of a fund, its investment adviser, sub-adviser or principal underwriter, on the other. Pursuant to such procedures, the Board has authorized one of the Chief Executive Officer, President, Chief Operating Officer or Chief Financial Officer of the Trusts (in consultation with a fund’s sub-adviser, if applicable) to authorize the release of the funds’ portfolio holdings prior to regular public disclosure (as outlined in the prospectus and below) or regular public filings, as necessary, in conformity with the foregoing principles.
The Board exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of the funds’ policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided “early disclosure” of the funds’ portfolio holdings information and will periodically review any agreements that the Trusts have entered into to selectively disclose portfolio holdings.
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Portfolio holdings may be made available on a selective basis to ratings agencies, certain industry organizations, consultants and other qualified financial professionals when the appropriate officer of the Trusts determines such disclosure meets the requirements noted above and serves a legitimate business purpose. Agreements entered into with such entities will describe the permitted use of portfolio holdings and provide that, among other customary confidentiality provisions: (i) the portfolio holdings will be kept confidential; (ii) the person will not trade on the basis of any material non-public information; and (iii) the information will be used only for the purpose described in the agreement.
The funds’ service providers including, without limitation, the investment adviser, subadvisers (if applicable), the distributor, the custodian, fund accountant, transfer agent, certain affiliates of the investment adviser or sub-advisers, counsel, auditor, proxy voting service provider, pricing information vendors, trade execution measurement vendors, portfolio management system providers, cloud database providers, securities lending agents, publisher, printer and mailing agent may receive disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the funds. Schwab Asset Management, any sub-adviser to a fund as disclosed in the most current prospectus, Glass, Lewis & Co., LLC, State Street, Citibank, N.A. and/or Brown Brothers Harriman & Co., as service providers to the funds, are currently receiving this information on a daily basis. Donnelley Financial Solutions, as a service provider to the funds, is currently receiving this information on a quarterly basis. Deloitte, the Transfer Agent, and the Distributor, as service providers to the funds, receive this information on an as-needed basis. Service providers are subject to a duty of confidentiality with respect to any portfolio holdings information they receive whether imposed by the confidentiality provisions of the service providers’ agreements with the Trusts or by the nature of its relationship with the Trusts. Although certain of the service providers are not under formal confidentiality obligations in connection with disclosure of portfolio holdings, a fund will not continue to conduct business with a service provider who the fund believes is misusing the disclosed information.
To the extent that a fund invests in an unaffiliated acquired fund, the Trusts will, when required by Rule 12d1-4, promptly notify the acquired fund, upon causing a fund to acquire more than 3% of the acquired fund’s outstanding shares.
The funds’ policies and procedures prohibit the funds, the funds’ investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.
Generally, a complete list of a fund’s portfolio holdings is published on the fund’s website www.schwabassetmanagement.com on the “Prospectus & Reports” tab under “Portfolio Holdings” generally 60-80 days after a fund’s fiscal quarter-end in-line with regulatory filings unless a different timing is outlined in the fund’s prospectus.
Specifically for the Schwab ETFs (other than the Schwab Ariel Opportunities ETF), each Schwab ETF discloses its portfolio holdings each business day on its website before the opening of regular trading on the ETF’s primary listing exchange in accordance with the requirements of Rule 6c-11 under the 1940 Act. Portfolio holdings information made available in connection with the process of purchasing or redeeming Creation Units for the Schwab ETFs may be provided to other entities that provided services to the funds in the ordinary course of business after it has been disseminated to the NSCC.
The Schwab Money Funds have an ongoing arrangement to make available information about the funds’ portfolio holdings and information derived from the funds’ portfolio holdings to iMoneyNet, a rating and ranking organization, which is subject to a confidentiality agreement. Under its arrangement with the funds, iMoneyNet, among other things, receives information concerning the funds’ net assets, yields, maturities and portfolio compositions on a weekly basis, subject to a one business day lag.
On the website, the funds also may provide, on a monthly or quarterly basis, information regarding certain attributes of a fund’s portfolio, such as a fund’s top ten holdings, sector weightings, composition, credit quality and duration and maturity, as applicable. This information is generally updated within 5-25 days after the end of the period. This information on the website is publicly available to all categories of persons.
The funds may disclose non-material information including commentary and aggregate information about the characteristics of a fund in connection with or relating to a fund or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.
Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases, commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a fund. Commentary and analysis include, but are not limited to, the allocation of a fund’s portfolio securities and other investments among various asset classes, sectors, industries, countries or other relevant category, the characteristics of the stock components and other investments of a fund, the attribution of fund returns by asset class, sector, industry, country or other relevant category, and the volatility characteristics of a fund.
DESCRIPTION OF THE TRUST
The fund is a series of Schwab Capital Trust, an open-end management investment company organized as a Massachusetts business trust with a Declaration of Trust entered into on May 6, 1993 and filed with the Commonwealth of Massachusetts on May 7, 1993.
The fund may hold special shareholder meetings, which may cause the fund to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.
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The bylaws of the Trust provide that one-third of shares present in person or represented by proxy and entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then one-third of the aggregate number of shares of that series present in person or represented by proxy and entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then one-third of the aggregate number of shares of that class present in person or represented by proxy and entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any meeting of shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date or time, whether or not a quorum is present. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board to terminate the Trust (or any of its funds) by notice to the shareholders without shareholder approval.
Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust’s obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust’s acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance, which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that the fund could become liable for a misstatement in the prospectus or SAI about another fund.
As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year’s income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the NAV as determined in accordance with the bylaws.
Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND PRICING OF SHARES
Purchasing and Redeeming Shares of the Fund
The fund is open each day that the New York Stock Exchange (NYSE) is open. The NYSE’s trading session is normally conducted from 9:30 a.m. until 4:00 p.m. Eastern Time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE’s trading session closes early. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although it is expected that the same holidays will be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time. Only orders that are received in good order by the fund’s transfer agent no later than the time specified by the Trust will be executed that day at the fund’s share price calculated that day. On any day that the NYSE closes early, the fund reserves the right to advance the time by which purchase, exchange and redemption orders must be received by the fund in order to be executed that day at that day’s share price. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase, exchange and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
The fund has authorized one or more financial intermediaries, including Schwab, to accept on its behalf purchase, exchange and redemption orders. Such financial intermediaries have also been authorized to designate other intermediaries to accept purchase, exchange and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase, exchange or redemption order when an authorized intermediary or, if applicable, an intermediary’s authorized designee, receives such order. Such orders will be priced at the fund’s NAV per share next determined after such orders are received by an authorized intermediary or the intermediary’s authorized designee.
As long as the fund or Schwab follow reasonable procedures to confirm that an investor’s telephone or internet order is genuine, they will not be liable for any losses the investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or internet order, providing written confirmation of telephone or internet orders and tape recording all telephone orders.
Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab, other authorized financial intermediaries or, for direct shareholders, by the fund’s transfer agent.
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The Trust’s Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by the fund. The fund’s minimum initial investments and minimum balance requirements, if any, are set forth in the prospectus. The minimums may be changed without prior notice.
The fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC’s prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board may deem advisable. Payment will be made wholly in cash unless the Board believes that economic or market conditions exist that would make such payment a detriment to the best interests of the fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in “Pricing of Shares.” A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.
The fund is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of the fund and increase its expenses, the fund reserves the right, in its sole discretion, to refuse any purchase or exchange order, including any purchase or exchange order which appears to be associated with short-term trading activities or “market timing.” Because market timing decisions to buy and sell securities typically are based on an individual investor’s market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for the fund to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities. More information regarding the fund’s policies regarding “market timing” is included in the fund’s prospectus.
In certain circumstances, shares of the fund may be purchased “in kind” (i.e., in exchange for securities, rather than for cash). The securities tendered as part of an in-kind purchase must be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable as evidenced by a listing on the American Stock Exchange, the NYSE, or NASDAQ. Securities accepted by the fund will be valued, as set forth in the fund’s prospectus, as of the time of the next determination of NAV after such acceptance. The shares of the fund that are issued to the shareholder in exchange for the securities will be determined as of the same time. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the fund and must be delivered to the fund by the investor upon receipt from the issuer. The fund will not accept securities in exchange for its shares unless such securities are, at the time of the exchange, eligible to be held by the fund and satisfy such other conditions as may be imposed by the fund’s investment adviser.
Exchanging Shares of the Fund
Methods to purchase and redeem shares of the fund are set forth in the fund’s prospectus. An exchange order involves the redemption of all or a portion of the shares of one Schwab Fund and the simultaneous purchase of shares of another Schwab Fund. Exchange orders must meet the minimum investment and any other requirements of the fund or class purchased. Exchange orders may not be executed between shares of Sweep Investments® and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement. In addition, different exchange policies may apply to Schwab Funds that are bought and sold through third-party intermediaries and the exchange privilege between Schwab Funds may not be available through third-party intermediaries.
The fund and Schwab reserve certain rights with regard to exchanging shares of the fund. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund’s operations; (ii) refuse orders that appear to be associated with short-term trading activities; and (iii) materially modify or terminate the exchange privilege upon 60 days’ written notice to shareholders.
Delivery of Shareholder Documents
Typically once a year, an updated prospectus will be mailed or electronically delivered to shareholders describing the fund’s investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed or electronically delivered (or a notice will be mailed and financial reports will be made available on the fund’s designated website) to shareholders describing the fund’s performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called “householding.” If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by the fund or other date as communicated by the financial intermediary.
Pricing of Shares
Each business day, the fund calculates its share price, net asset value per share or NAV, as of the close of the NYSE (generally 4:00 p.m. Eastern Time). This means that NAVs are calculated using the values of the fund’s portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or that the investment adviser deems to be unreliable are required to be valued at fair value following procedures approved by the Board. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share prices as of the normally scheduled close of regular trading on the NYSE for that day.
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To the extent the fund invests in foreign securities, shareholders should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of some of the fund’s securities may change on days when it is not possible to buy or sell shares of the fund.
The fund uses approved pricing sources (including pricing services) to provide values for its portfolio securities. Values are generally determined by the approved pricing sources as follows: generally, securities traded on stock exchanges, excluding the NASDAQ National Market System, are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are generally valued at an evaluated price using a mid-price as supplied by an approved, independent pricing service. The mid-price is the mean of the bid and ask prices as calculated by the pricing service. Generally, securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the official closing price or last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate. Fixed-income securities normally are valued based on valuations provided by approved pricing services. Securities will be fair valued pursuant to procedures approved by the fund’s Board when market quotations are not “readily available” or the investment adviser deems them unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when approved pricing sources do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board has designated the investment adviser as the valuation designee (Valuation Designee) for the fund to perform the fair value determination relating to all fund investments. The Valuation Designee periodically provides reports to the Board on items related to its fair value of fund investments.
In accordance with the 1940 Act, the underlying funds in which the fund invests are valued at their respective net asset values as determined by those funds. The underlying funds that are money market funds may value their portfolio securities based on the value or amortized cost method. The other underlying funds value their portfolio securities based on market quotes if they are readily available.
TAXATION
This discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Federal Tax Information for the Fund
It is the fund’s policy to qualify for taxation as a “regulated investment company” (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code. By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the fund does not qualify as a RIC under the Internal Revenue Code, it will be subject to federal income tax on its net investment income and any net realized capital gains. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.
The fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other funds. The fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, the fund must, among other requirements, distribute annually to its shareholders an amount at least equal to the sum of 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and 90% of its net tax-exempt income. Among these requirements are the following: (i) at least 90% of the fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.
Certain master limited partnerships may qualify as “qualified publicly traded partnerships” for purposes of the Subchapter M diversification rules described above. To do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, the partnership must meet the 90% gross income requirements for the exception from treatment as a corporation with gross income other than income consisting of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.
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The Internal Revenue Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their “ordinary income” (as defined in the Internal Revenue Code) for the calendar year plus 98.2% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, the fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. The fund may in certain circumstances be required to liquidate fund investments to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the fund to satisfy the requirements for qualification as a RIC.
If the fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the fund’s current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. The Board reserves the right not to maintain the qualification of the fund as a RIC if it determines such course of action to be beneficial to shareholders.
Although the fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, the fund will be subject to federal income tax to the extent any such income or gains are not distributed. If the fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. To the extent that a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares.
The fund’s transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Internal Revenue Code and are subject to special tax rules. In a given case, these rules may accelerate income to the fund, defer its losses, cause adjustments in the holding periods of the fund’s assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the fund and its shareholders.
The fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement described above. The fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the fund’s other investments and shareholders are advised on the nature of the distributions.
With respect to investments in zero coupon or other securities which are sold at original issue discount and thus do not make periodic cash interest payments, the fund will be required to include as part of its current income the imputed interest on such obligations even though the fund has not received any corresponding interest payments on such obligations during that period. Because the fund distributes all of its net investment income to its shareholders, the fund may have to sell fund securities to distribute such imputed income which may occur at a time when the investment adviser would not have chosen to sell such securities and which may result in taxable gain or loss.
Federal Income Tax Information for Shareholders
The discussion of federal income taxation presented below supplements the discussion in the fund’s prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in the fund.
Any dividends declared by the fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. In general, distributions by the fund of investment company taxable income (including net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income. A portion of these distributions may be treated as qualified dividend income (eligible for the reduced rates to individuals as described below) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares of the fund on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of the fund become ex-dividend with respect to such dividend (and the fund must also satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is
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under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by the fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or RIC. It is expected that dividends received by the fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.
Distributions from net capital gains (if any) that are reported as capital gain dividends are taxable as long-term capital gains without regard to the length of time the shareholder has held shares of the fund. However, if you receive a capital gain dividend with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the capital gain dividend, be treated as a long-term capital loss.
The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20%, depending on whether the taxpayer’s income exceeds certain threshold amounts.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from the fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
The fund will inform you of the amount of your ordinary income dividends and capital gains distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes, including what portion of the distributions will be qualified dividend income, shortly after the close of each calendar year. For corporate investors in the fund, dividend distributions the fund reports to be from dividends received from qualifying domestic corporations will be eligible for the 50% corporate dividends-received deduction to the extent they would qualify if the fund were a regular corporation. Distributions by the fund also may be subject to state, local and foreign taxes, and their treatment under applicable tax laws may differ from the federal income tax treatment.
In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder’s fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses, and those held for more than one year will generally result in long-term capital gains or losses.
The maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.
Gain or loss on the sale or redemption of shares in the fund is measured by the difference between the amount received and the adjusted tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distribution) so they can compute the tax basis of their shares.
A loss realized on a sale or exchange of shares of the fund may be disallowed if other substantially identical shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the shares are disposed of. In such a case, the basis of the shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.
At the beginning of every year, the fund will provide shareholders with a tax reporting statement containing information detailing the estimated tax status of any distributions that the fund paid during the previous calendar year.
The fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of taxable dividends and redemption proceeds paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.
Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that U.S. source interest related dividends and short-term capital gain dividends generally are not subject to U.S. withholding taxes if the fund elects to make reports with respect to such dividends. Distributions to foreign shareholders of such short-term capital gains and long-term capital gains, and any gains from the sale or other disposition of shares of the fund, generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Internal Revenue Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Foreign shareholders may also be subject to U.S. estate taxes with respect to shares in the fund. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
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Notwithstanding the foregoing, a portion of the income, if any, derived by the fund from investments in REITs that hold residual interests in real estate mortgage investment conduits (REMICs) may be classified as “excess inclusion income.” With respect of foreign shareholders, no exemption or reduction in withholding tax will apply to such excess inclusion income.
The fund is required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. entities that fail to comply with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the fund to enable the fund to determine whether withholding is required.
Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (UBTI). Under current law, the fund generally serves to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the fund where, for example, (i) the fund invests in REITs that hold residual interests in REMICs, thereby causing the fund to derive “excess inclusion income,” or (ii) shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Internal Revenue Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. In addition, tax may be imposed on the fund on the portion of any excess inclusion income allocable to any shareholders that are classified as “disqualified organizations.” There are no restrictions preventing the fund from holding investments in REITs that hold residual interests in REMICs, and the fund may do so. The Internal Revenue Service has issued recent guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.
Non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary REIT dividends and income derived from MLP investments. The fund is permitted to pass through to shareholders the character of ordinary REIT dividends so as to allow non-corporate shareholders to claim this deduction. There currently is no mechanism for the fund to pass through to non-corporate shareholders (whether investing directly or indirectly through the fund) the character of income derived from MLP investments or for the fund to pass through to non-corporate shareholders the ability to claim this deduction with respect to income derived from MLP investments.
The fund can have income, gains or losses from any distributions or redemptions in the underlying funds. The fund cannot use gains distributed by one underlying fund to offset losses in another underlying fund. Redemptions of shares in an underlying fund, including those resulting from allocation changes, could also cause additional distributable gains to shareholders, a portion of which may be short-term capital gains distributable as ordinary income. Further, a portion of any losses on underlying fund share redemptions may be deferred under the “wash sale” rules. As a result of these factors, the fund’s “fund of funds” structure could affect the amount, timing and character of distributions to shareholders.
Income that the fund receives from sources within various foreign countries may be subject to foreign income taxes withheld at the source. If the fund has more than 50% of its assets invested in foreign securities at the end of its taxable year, it may elect to “pass through” to its shareholders the ability to take either the foreign tax credit or the deduction for foreign taxes. Pursuant to this election, U.S. shareholders must include in gross income, even though not actually received, their respective pro rata share of foreign taxes, and may either deduct their pro rata share of foreign taxes (but not for alternative minimum tax purposes) or credit the tax against U.S. income taxes, subject to certain limitations described in Internal Revenue Code sections 901 and 904. A shareholder who does not itemize deductions may not claim a deduction for foreign taxes. It is expected that the fund will not have more than 50% of its assets invested in foreign securities at the close of its taxable year, and therefore will not be permitted to make this election. Each shareholder’s respective pro rata share of foreign taxes the fund pays will, therefore, be netted against its share of the fund’s gross income. To the extent, however, the fund invests in an underlying mutual fund that elects to pass through foreign taxes, the fund will be able to pass through the taxes paid by the underlying mutual fund in a given year, provided that at least 50% of the value of the fund’s total assets is invested in underlying mutual funds at the end of each quarter of such taxable year.
The fund may invest in non-U.S. corporations, which could be treated as a passive foreign investment company (PFIC) or become a PFIC under the Internal Revenue Code. This could result in adverse tax consequences upon the disposition of, or the receipt of “excess distributions” with respect to, such equity investments. To the extent the fund does invest in PFICs, it may elect to treat the PFIC as a “qualified electing fund” or mark-to-market its investments in PFICs annually. In either case, the fund may be required to distribute amounts in excess of realized income and gains. To the extent the fund does invest in foreign securities which are determined to be PFIC securities and are required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the fund’s shareholders. Therefore, the payment of this tax would reduce the fund’s economic return from its PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.
Section 988 of the Internal Revenue Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by the fund. Under these rules, foreign exchange gain or loss realized by the fund with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. Foreign currency losses could result in distributions of ordinary income being reclassified as a return of capital for tax purposes.
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Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shareholders are urged to consult their tax advisors as to the state and local tax rules affecting investments in the fund.
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APPENDIX – PROXY VOTING POLICY
The Charles Schwab Family of Funds Schwab Investments Schwab Capital Trust Schwab Annuity Portfolios Laudus Trust Schwab Strategic Trust

PROXY VOTING POLICY
AS OF MARCH 2026

The Boards of Trustees (the “Board”) of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, and Laudus Trust (“Schwab Funds”) and Schwab Strategic Trust (“Schwab ETFs”; collectively with Schwab Funds, the “Funds”) have delegated to the Funds’ investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”), the responsibility to vote proxies relating to the Funds’ portfolio securities pursuant to CSIM’s Proxy Voting Policy (“CSIM Proxy Policy”). On an annual basis, CSIM will report to the Board any changes to the CSIM Proxy Policy and on the implementation of the CSIM Proxy Policy.

Charles Schwab Investment Management, Inc.

PROXY VOTING POLICY
AS OF MARCH 2026

I.
INTRODUCTION

Charles Schwab Investment Management, Inc. (“CSIM”), as an investment adviser, is responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients that have delegated the authority to vote proxies to CSIM. CSIM’s Proxy Committee exercises and documents CSIM’s responsibility with regard to voting of client proxies, including the review and approval of the Proxy Voting Policy (the “Proxy Policy”). CSIM’s Investment Stewardship Team has the primary responsibility for overseeing that voting is carried out consistent with the Proxy Policy. The Investment Stewardship Team also conducts research into proxy issues and carries out engagement activities with companies. The Proxy Committee receives regular reports from the Investment Stewardship Team on these activities.
II.
PHILOSOPHY

As a leading asset manager, it is CSIM’s responsibility to use its proxy votes to encourage transparency, corporate governance structures, and management of material risks that it believes protect and promote shareholder value.
Just as the investors in CSIM’s equity funds generally have a long-term investment horizon, CSIM takes a long-term, measured approach to investment stewardship. CSIM’s client-first philosophy drives all of its efforts, including its approach to decision making. In the investment stewardship context, that unfolds through CSIM’s efforts to appropriately manage risk by encouraging transparency and focusing on corporate governance structures that will help protect and promote shareholder value. CSIM also recognizes that companies can conduct themselves in ways that have important environmental and social consequences. Therefore, CSIM’s focus on maximizing long-term shareholder value includes consideration of potential material environmental and social impacts that we believe are relevant to individual companies.
In general, CSIM believes corporate directors, as the elected representatives of all shareholders, are best positioned to oversee the management of their companies. Accordingly, CSIM typically supports a board of directors’ and management’s recommendations on proxy matters. However, CSIM will vote against management’s recommendations when it believes doing so will protect or promote long-term shareholder value.
III.
USE OF PROXY ADVISORS

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Glass, Lewis & Co., LLC (“Glass Lewis”) and Institutional Shareholder Services Inc. (“ISS”).
The services provided by Glass Lewis include global issuer research and analysis, as well as a voting platform used to submit our votes, reporting and record keeping. CSIM has also retained ISS to provide research and analysis on certain topics and may retain additional experts in the proxy voting, corporate governance and other areas of material risk in the future.
IV.
PROXY VOTING PRINCIPLES

CSIM invests on behalf of its clients in companies domiciled all over the world. Since corporate governance standards and best practices differ by country and jurisdiction, the market context is taken into account in the analysis of proposals. Furthermore, there are instances where CSIM may determine that voting is not in the best interests of its clients (typically due to costs or to trading restrictions) and will refrain from submitting votes.
The Proxy Committee reviews CSIM’s proxy voting guidelines with input from the Investment Stewardship Team at least annually and evaluates them in light of the long-term best interests of shareholders. In addition, for U.S. companies, contested director elections, “vote no” campaigns, mergers and acquisitions, some executive compensation, election of director and reincorporation proposals, and many shareholder proposals, including environmental, social, political and governance-related proposals, such as those requesting additional disclosures, are voted on a case-by-case basis by the Investment Stewardship Team.
While the voting policy is in place to provide structure and guidance and ensure CSIM’s approach is consistent and repeatable, CSIM recognizes instances may arise that would benefit from additional research and analysis to determine CSIM’s policy recommendation. As such, CSIM reserves the right to use discretion and apply a case-by-case approach when determining its vote decision for any proposal that it believes warrants added scrutiny by the Investment Stewardship Team.
The following is a summary of CSIM’s proxy voting principles which are grouped according to types of proposals usually presented to shareholders in proxy statements.
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A.
DIRECTORS AND AUDITORS

i.
Directors
As a starting point, CSIM expects boards to be composed of at least a majority of independent directors and to be responsive to shareholders. CSIM also expects directors that serve on a company’s nominating, compensation or audit committee to be independent. CSIM believes that diversity of background, experience, and skills contribute to a board’s ability to make effective decisions on behalf of shareholders.
Factors that may result in a vote against one or more directors:
●
The board is not majority independent
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A company board is not sufficiently diverse with respect to background, or the board has not provided a reasonable explanation of board diversity or lack thereof
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Non-independent directors serve on the nominating, compensation or audit committees
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A director recently failed to attend at least 75% of meetings or serves on an excessive number of publicly traded company boards
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A director approved executive compensation schemes that appear misaligned with shareholders’ interests
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A director recently acted in a manner inconsistent with this Proxy Policy or failed to be responsive to shareholder concerns
●
The company has not provided explicit disclosure of board oversight of material risks
ii.
Contested Director Elections
A proxy contest is when a dissident shareholder (or group of shareholders) proposes outside nominees to compete against incumbent directors. A “Vote No” campaign is when an activist shareholder attempts to solicit votes against certain directors. CSIM evaluates proxy contests and Vote No campaigns on a case-by-case basis and votes for the outcome it believes will maximize long-term shareholder value. CSIM considers numerous factors when making its voting decision, including but not limited to the merit of the campaign, the qualifications of director nominees, long-term company performance compared to peers, board oversight of material risks, and, in the case of proxy contests, the dissident’s and management’s strategic plans for driving improvements.
iii.
Auditors
CSIM typically supports the ratification of auditors unless CSIM believes that the auditors’ independence may have been compromised.
Factors that may result in a vote against the ratification of auditors:
●
Audit-related fees are less than half of the total fees paid by the company to the audit firm
●
A recent material restatement of annual financial statements
●
A pattern of inaccurate audits or other behavior that may call into question an auditor’s effectiveness
B.
BOARD MATTERS

i.
Classified Boards
CSIM generally does not support classified board proposals unless management has provided valid reasoning for the structure.
ii.
Majority Voting
CSIM generally supports majority voting proposals when they call for plurality voting standards in contested elections.
iii.
Proxy Access
CSIM typically supports proxy access proposals when the following criteria are met:
●
Ownership threshold of at least 3% of the company’s outstanding shares held for at least three years
●
Number of nominees is no more than 20% of current board (rounded down to nearest whole number)
●
Group size is capped at 20 shareholders
iv.
Board Leadership Structure: Separation of Chair and CEO role / Independent Chair
CSIM believes that boards are typically best positioned to determine their leadership structure. Therefore, CSIM will typically not support shareholder proposals requiring the separation of the Chair and CEO roles or mandating an independent Chair unless there are concerns regarding a board’s accountability or responsiveness to shareholders.
Factors that may result in supporting such proposals include:
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●
The board does not have a lead independent director or lacks a robust lead independent director
●
The board is not two-thirds independent
●
The company did not implement a shareholder proposal that was passed by shareholders
●
The company nominated directors for election who did not receive a majority of shareholder support at the previous shareholder meeting
●
The company had material financial statement restatements
●
The company’s board adopted a Shareholder Rights Plan during the past year without submitting it to shareholders for approval
●
Ongoing executive compensation concerns
●
Ongoing financial underperformance
C.
COMPENSATION

i.
Advisory Vote on Executive Compensation and Frequency
CSIM generally supports advisory votes on executive compensation (which are proposed by management and are known as “Say-On-Pay”) when the compensation scheme appears aligned with shareholder economic interests and lacks problematic features.
Factors that may result in a vote against a company’s Say-On-Pay proposal:
●
There is a disconnect identified between executive pay and company performance
●
Executive compensation is out of line with industry peers considering the company’s performance over time
●
Executive compensation plan includes significant guaranteed bonuses or has a low amount of compensation at risk
●
Executive compensation plan offers excessive one-time payments, perquisites, tax-gross up provisions, or golden parachutes
●
Compensation amounts are increased, or goals are lowered without providing a valid explanation
●
Executive compensation plan lacks adequate disclosure or rationale for decisions related to goals and amounts
ii.
Equity Compensation Plans
CSIM generally supports stock-based compensation plans when they do not overly dilute shareholders by providing participants with excessive awards and lack problematic features.
Factors that may result in a vote against Equity Compensation Plans:
●
Plan’s total potential dilution appears excessive
●
Plan’s burn rate appears excessive compared to industry peers
●
Plan allows for the re-pricing of options without shareholder approval
●
Plan has an evergreen feature
iii.
Employee Stock Purchase Plans
CSIM supports the concept of broad employee participation in a company’s equity. Therefore, CSIM typically supports employee stock purchase plans when the shares can be purchased at 85% or more of the shares’ market value.
iv.
Re-price/Exchange Option Plans
CSIM generally only supports management proposals to re-price options when the plan excludes senior management and directors, does not excessively dilute shareholders, and the company has not significantly underperformed its industry peers over time.
v.
Compensation-Related Shareholder Proposals
CSIM generally votes with management on compensation-related shareholder proposals. CSIM believes the responsibility for designing an effective executive compensation program lies with the board’s compensation committee, rather than shareholders. Therefore, rather than supporting policies proposed by shareholders, a more appropriate way for shareholders to express discontent with a company’s policies and practices is through the election of directors, the advisory vote on executive compensation, proposals regarding equity plans and/or other executive compensationspecific proposals.
D.
ANTI-TAKEOVER

i.
Shareholder Rights Plans
Shareholder Rights Plans constrain a potential acquirer’s ability to buy shares in a company above a certain threshold without the approval of the company’s board of directors. While such a plan may help a company in achieving a higher bid, it may also entrench the incumbent management and board. CSIM believes that shareholders should have the right to
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approve a Shareholder Rights Plan within a year of its adoption. CSIM generally votes against such plans if they do not have safeguards to protect shareholder interests.
Factors that may result in a vote against a Shareholder Rights Plan proposal:
●
Plan does not expire in a relatively short time horizon
●
Plan does not have a well-crafted permitted bid or qualified offer feature that mandates shareholder votes in certain situations
●
Plan automatically renews without shareholder approval
●
Company’s corporate governance profile is problematic
ii.
Right to Call Special Meeting
CSIM generally votes against shareholder proposals asking for shareholders to be given the right to call a special meeting unless the threshold to call a special meeting is 25% or more of shares outstanding to avoid wasting corporate resources.
iii.
Right to Act by Written Consent
CSIM generally votes against shareholder proposals asking for shareholders to be given the right to act by written consent if the company already offers shareholders the right to call special meetings. CSIM expects appropriate mechanisms for implementation.
iv.
Supermajority Voting
CSIM generally supports the concept of simple majority standards to pass proposals.
E.
CAPITAL STRUCTURE, MERGERS AND ACQUISITIONS

i.
Increase in Authorized Common Shares
CSIM typically supports proposals to increase the authorized shares unless the company does not sufficiently justify the need for the use of the proposed shares.
ii.
Preferred Shares
CSIM generally supports proposals to create a class of preferred shares with specific voting, dividend, conversion and other rights.
iii.
Mergers and Acquisitions
CSIM generally supports transactions that appear to maximize shareholder value. CSIM assesses these proposals on a case-by-case basis and considers the proposed transaction’s strategic rationale, the offer premium, the board’s oversight of the sales process, and other pertinent factors.
F.
ENVIRONMENTAL AND SOCIAL SHAREHOLDER PROPOSALS

Effective oversight of material environmental and social risks relevant to a company and its business is an essential board function. In CSIM’s view, appropriate risk oversight of environmental and social issues contributes to sustainable long-term value and companies should provide pertinent information on material risks common to their industry and specific to their business. CSIM evaluates, on a case-by-case basis, shareholder proposals regarding environmental and social issues, including those calling for additional disclosure of material risks to a company, with emphasis placed on those risks identified within the framework of the Sustainability Accounting Standards Board (SASB).
CSIM recognizes that financial performance can be impacted by a company’s environmental, social and human capital management policies. CSIM’s case-by-case evaluation of these proposals takes into consideration a company’s current practices, level of reporting, disclosures by its peers, and the existence of controversies or litigation related to the issue.
CSIM believes that, in most instances, boards are best positioned to determine their company’s strategy and manage its operations, and generally does not support shareholder proposals seeking a change in business practices.
i.
Climate Change Proposals
CSIM believes that companies should provide pertinent information on the management of potential climate change-related risks, with the understanding that the relevance of this disclosure for any specific company will vary depending on its industry and operations. We generally support proposals requesting additional disclosure on climate change-related impacts when the company’s current reporting is inadequate.
ii.
Corporate Political Activity Proposals
CSIM expects boards of directors to have a stated oversight process for political contributions and lobbying activities. CSIM evaluates proposals asking for disclosure of a company’s political contributions and lobbying activities on a case-by-case basis and considers supporting them if there is no evidence of board oversight, a political spending policy and/or a
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company’s disclosure is deficient and lags that of its peers.
V.
ADMINISTRATION

A.
CONFLICTS OF INTERESTS

CSIM maintains the following practices that seek to prevent undue influence on its proxy voting activity. Such influence might arise from any relationship between the company holding the proxy (or any shareholder or board member of the company) and CSIM, CSIM’s affiliates, a mutual fund or exchange-traded fund managed by CSIM (“Affiliated Fund”), an affiliate of such Fund, or a CSIM employee. The Proxy Committee has directed that Glass Lewis be instructed to vote any such proxies in the same proportion as the votes of all other shareholders in the fund (i.e., “echo vote”).
With respect to proxies of an underlying Affiliated Fund, the Investment Stewardship Team will ensure that such proxies are “echo voted,” unless otherwise required by law. When required by law or applicable exemptive order, the Investment Stewardship Team will also ensure the “echo voting” of an unaffiliated mutual fund or exchange traded fund. For example, certain exemptive orders issued to a fund by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the fund, under certain circumstances, to “echo vote” proxies of registered investment companies that serve as underlying investments of the fund.
In addition, with respect to holdings of The Charles Schwab Corporation (“CSC”) (ticker symbol: SCHW), the Investment Stewardship Team will ensure such proxies are echo-voted, unless otherwise required by law.
Where the Proxy Committee has delegated an item to the Investment Stewardship Team, CSIM has taken certain steps to mitigate perceived or potential conflicts of interest, including, but not limited to, the following:
●
maintaining a reporting structure that separates employees with voting authority from those with sales or business relationship authority,
●
reporting of potential conflicts to the Proxy Committee to review the conflict and provide final vote determination,
●
defaulting to the standard CSIM Proxy Voting Policy.
In all other cases, proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM’s clients, will be delegated to Glass Lewis to be voted in accordance with CSIM’s Proxy Voting Guidelines which are set each year based on governance criteria and not influenced by any individual issuer or ballot item.
Where CSIM’s Investment Stewardship Team conducts an engagement meeting with a company, CSIM has taken certain steps to mitigate perceived or potential conflicts of interest, including, but not limited to, the following:
●
ensuring that no members of the board of (i) CSC or (ii) an Affiliated Fund, which are affiliated with such company, are participants in such meetings.
B.
FOREIGN SECURITIES/SHAREBLOCKING

Voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:
●
proxy statements and ballots written in a foreign language,
●
untimely and/or inadequate notice of shareholder meetings,
●
restrictions of foreigner’s ability to exercise votes,
●
requirements to vote proxies in person,
●
requirements to provide local agents with power of attorney to facilitate CSIM’s voting instructions.
In consideration of the foregoing issues, CSIM, in conjunction with Glass Lewis, uses its best efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time before and/or after the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs Glass Lewis not to vote such foreign proxies (share-blocking).
C.
SECURITIES LENDING

Certain of the funds managed by CSIM enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security’s
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voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a fund’s securities on loan when deemed appropriate and in the best interest of shareholders and it complies with all reporting requirements.
D.
SUB-ADVISORY RELATIONSHIPS

Where CSIM has delegated day-to-day investment management responsibilities to an investment sub-adviser, CSIM may (but generally does not) delegate proxy voting responsibility to such investment sub-adviser. In addition, CSIM may share proxy voting with an investment sub-adviser. Each sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to make voting decisions in the best interest of each investment company and its shareholders, or other client associated with the securities it has been allocated. Each sub-adviser to whom proxy voting has been delegated must inform CSIM of its voting decisions to allow CSIM to implement the votes or in the case of shared voting responsibility, potentially override the sub-adviser’s vote recommendation. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser’s proxy voting policy to determine whether it believes that each sub-adviser’s proxy voting policy is generally consistent with the maximization of the value of CSIM’s clients’ investments by protecting the long-term best interest of shareholders.
E.
REPORTING AND RECORD RETENTION

CSIM will maintain, or cause Glass Lewis to maintain, records that identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients’ proxy voting records and procedures.
CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940, as amended, and the Investment Company Act of 1940, as amended.
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